Investment Risks	Apr. 30, 2026
Teucrium Agricultural Strategy No K-1 ETF | Active Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Active Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s success or failure to implement strategies for the Fund. The Fund invests in complex instruments (each described below), including futures contracts. Such instruments may create enhanced risks for the Fund and the Adviser’s ability to control the Fund’s level of risk will depend on the Adviser’s skill in managing such instruments. In addition, the Adviser’s evaluations and assumptions regarding investments, interest rates, inflation, and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.
Teucrium Agricultural Strategy No K-1 ETF | Agricultural Commodities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Agricultural Commodities Risk. The price and availability of agricultural commodities is influenced by economic and industry conditions, including but not limited to supply and demand factors such as: crop disease; weed control; water and fertilizer availability; various planting, growing, or harvesting problems; severe weather conditions such as drought, floods, heavy rains, frost, or natural disasters that are difficult to anticipate and that cannot be controlled. The U.S. prices of agricultural commodities may be subject to risks relating to the demand and distribution of such commodities in foreign countries, such as: uncontrolled fires (including arson); challenges in doing business with foreign companies; legal and regulatory restrictions; transportation costs; interruptions in energy supply; currency exchange rate fluctuations; and political and economic instability. Additionally, demand for agricultural commodities is affected by changes in consumer tastes, national, regional and local economic conditions, and demographic trends.
Agricultural commodity production is subject to United States and foreign policies and regulations that materially affect operations. Governmental policies affecting the agricultural industry, such as taxes, tariffs, duties, subsidies, incentives, acreage control, and import and export restrictions on agricultural commodities and commodity products, can influence the planting of certain crops, the location and size of crop production, the volume and types of imports and exports, and industry profitability. Additionally, commodity production is affected by laws and regulations relating to, but not limited to, the sourcing, transporting, storing and processing of agricultural raw materials as well as the transporting, storing and distributing of related agricultural products. Agricultural commodity producers also may need to comply with various environmental laws and regulations, such as those regulating the use of certain pesticides, and local laws that regulate the production of genetically modified crops. In addition, international trade disputes can adversely affect agricultural commodity trade flows by limiting or disrupting trade between countries or regions.
Seasonal fluctuations in the price of agricultural commodities may cause risk to an investor because of the possibility that Share prices will be depressed because of the relevant harvest cycles. In the futures market, fluctuations are typically reflected in contracts expiring in the harvest season (i.e., in the case of corn and soybeans, contracts expiring during the fall are typically priced lower than contracts expiring in the winter and spring, while in the case of wheat and sugar, contracts expiring during the spring and early summer are typically priced lowest). Thus, seasonal fluctuations could result in an investor incurring losses upon the sale of Shares, particularly if the investor needs to sell Shares when a Component Futures Contract is, in whole or part, expiring in the harvest season for the specified commodity.
◦Risks Specific to Corn. Demand for corn in the United States to produce ethanol has been a significant factor affecting the price of corn. In turn, demand for ethanol has tended to increase when the price of gasoline has increased and has been significantly affected by United States governmental policies designed to encourage the production of ethanol. Additionally, demand for corn is affected by changes in consumer tastes, national, regional and local economic conditions, and demographic trends. Finally, because corn is often used as an ingredient in livestock feed, demand for corn is subject to risks associated with the outbreak of livestock disease.
◦Risks Specific to Wheat. Demand for food products made from wheat flour is affected by changes in consumer tastes, national, regional and local economic conditions, and demographic trends. More specifically, demand for such food products in the United States is relatively unaffected by changes in wheat prices or disposable income but is closely tied to tastes and preferences. For example, in recent years the increase in the popularity of low-carbohydrate diets caused the consumption of wheat flour to decrease rapidly. Export demand for wheat fluctuates yearly, based largely on crop yields in the importing countries, which can be impacted by various factors, including geopolitical events in such countries, such as the ongoing conflict in Ukraine.
◦Risks Specific to Soybeans. The increased production of soybean crops in South America and the rising demand for soybeans in emerging nations such as China and India have increased competition in the soybean market. Like the conversion of corn into ethanol, soybeans can be converted into biofuels such as biodiesel. Accordingly, the soybean market has become increasingly affected by demand for biofuels and related legislation. The supply of soybeans could be reduced by the spread of soybean rust, a wind-borne fungal disease. Although soybean rust can be killed with chemicals, chemical treatment increases production costs for farmers. In addition, because processing soybean oil can create trans-fats, the demand for soybean oil may decrease due to heightened governmental regulation of trans-fats or trans-fatty acids. The U.S. Food and Drug Administration currently requires food manufacturers to disclose levels of trans-fats contained in their products, and various local governments have enacted or are considering restrictions on the use of trans-fats in restaurants. Many major food processors have either switched or indicated an intention to switch to oil products with lower levels of trans-fats or trans-fatty acids.
◦Risks Specific to Sugar. The spread of consumerism and the rising affluence of emerging nations such as China and India have created increased demand for sugar. An influx of people in developing countries moving from rural to urban areas may create more disposable income to be spent on sugar products and might also reduce sugar production in rural areas on account of worker shortages, all of which could result in upward pressure on sugar prices. In addition, global demand for sugar to produce ethanol has also been a significant factor affecting the price of sugar. On the other hand, public health concerns regarding obesity, heart disease and diabetes, particularly in developed countries, may reduce demand for sugar. In light of the time it takes to grow sugarcane and sugar beets and the cost of new facilities for processing these crops, it may not be possible to increase supply quickly or in a cost-effective manner in response to an increase in demand.
Teucrium Agricultural Strategy No K-1 ETF | Agricultural Commodities Risk, Risks Specific To Corn Member
Prospectus [Line Items]
Risk [Text Block]	Risks Specific to Corn. Demand for corn in the United States to produce ethanol has been a significant factor affecting the price of corn. In turn, demand for ethanol has tended to increase when the price of gasoline has increased and has been significantly affected by United States governmental policies designed to encourage the production of ethanol. Additionally, demand for corn is affected by changes in consumer tastes, national, regional and local economic conditions, and demographic trends. Finally, because corn is often used as an ingredient in livestock feed, demand for corn is subject to risks associated with the outbreak of livestock disease.
Teucrium Agricultural Strategy No K-1 ETF | Agricultural Commodities Risk, Risks Specific To Wheat Member
Prospectus [Line Items]
Risk [Text Block]	Risks Specific to Wheat. Demand for food products made from wheat flour is affected by changes in consumer tastes, national, regional and local economic conditions, and demographic trends. More specifically, demand for such food products in the United States is relatively unaffected by changes in wheat prices or disposable income but is closely tied to tastes and preferences. For example, in recent years the increase in the popularity of low-carbohydrate diets caused the consumption of wheat flour to decrease rapidly. Export demand for wheat fluctuates yearly, based largely on crop yields in the importing countries, which can be impacted by various factors, including geopolitical events in such countries, such as the ongoing conflict in Ukraine.
Teucrium Agricultural Strategy No K-1 ETF | Agricultural Commodities Risk, Risks Specific To Soybeans Member
Prospectus [Line Items]
Risk [Text Block]	Risks Specific to Soybeans. The increased production of soybean crops in South America and the rising demand for soybeans in emerging nations such as China and India have increased competition in the soybean market. Like the conversion of corn into ethanol, soybeans can be converted into biofuels such as biodiesel. Accordingly, the soybean market has become increasingly affected by demand for biofuels and related legislation. The supply of soybeans could be reduced by the spread of soybean rust, a wind-borne fungal disease. Although soybean rust can be killed with chemicals, chemical treatment increases production costs for farmers. In addition, because processing soybean oil can create trans-fats, the demand for soybean oil may decrease due to heightened governmental regulation of trans-fats or trans-fatty acids. The U.S. Food and Drug Administration currently requires food manufacturers to disclose levels of trans-fats contained in their products, and various local governments have enacted or are considering restrictions on the use of trans-fats in restaurants. Many major food processors have either switched or indicated an intention to switch to oil products with lower levels of trans-fats or trans-fatty acids.
Teucrium Agricultural Strategy No K-1 ETF | Agricultural Commodities Risk, Risks Specific To Sugar Member
Prospectus [Line Items]
Risk [Text Block]	Risks Specific to Sugar. The spread of consumerism and the rising affluence of emerging nations such as China and India have created increased demand for sugar. An influx of people in developing countries moving from rural to urban areas may create more disposable income to be spent on sugar products and might also reduce sugar production in rural areas on account of worker shortages, all of which could result in upward pressure on sugar prices. In addition, global demand for sugar to produce ethanol has also been a significant factor affecting the price of sugar. On the other hand, public health concerns regarding obesity, heart disease and diabetes, particularly in developed countries, may reduce demand for sugar. In light of the time it takes to grow sugarcane and sugar beets and the cost of new facilities for processing these crops, it may not be possible to increase supply quickly or in a cost-effective manner in response to an increase in demand.
Teucrium Agricultural Strategy No K-1 ETF | Cash Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Transaction Risk. The Fund expects to effect all of its creations and redemptions for cash, rather than in-kind securities. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Further, effecting purchases and redemptions primarily in cash may cause the Fund to incur certain costs, such as portfolio transaction costs. These costs can decrease the Fund’s NAV if not offset by an authorized participant transaction fee.
Teucrium Agricultural Strategy No K-1 ETF | Clearing Broker Risk Member
Prospectus [Line Items]
Risk [Text Block]	Clearing Broker Risk. The failure or bankruptcy of the Fund’s and the Subsidiary’s clearing broker could result in a substantial loss of Fund assets. Under current CFTC regulations, a clearing broker maintains customers’ assets in a bulk segregated account. If a clearing broker fails to do so or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker’s bankruptcy. In that event, the clearing broker’s customers, such as the Fund and the Subsidiary, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker’s customers.
Teucrium Agricultural Strategy No K-1 ETF | Collateral Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Collateral Securities Risk. Collateral may include obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including bills, notes, and bonds issued by the U.S. Treasury, as well as money market funds and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund. The Fund’s investments in U.S. government securities will change in value in response to interest rate changes and other factors, such as the perception of an issuer’s creditworthiness. Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds. Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Interest rate risk is the risk that interest rates rise and fall over time. For example, the value of fixed-income securities generally decrease when interest rates rise, which may cause the Fund’s value to decrease. Also, investments in fixed-income securities with longer maturities fluctuate more in response to interest rate changes. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.
Teucrium Agricultural Strategy No K-1 ETF | Commodity-Linked Derivatives Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Commodity-Linked Derivatives Tax Risk. As a RIC, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income under the Code. The income of the Fund from certain commodity-linked derivatives may be treated as non-qualifying income for purposes of the Fund’s qualification as a RIC, in which case, the Fund might fail to qualify as a RIC and be subject to federal income tax at the Fund level. To the extent the Fund invests directly in commodity-linked derivatives, the Fund will seek to restrict its income from such instruments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with the qualifying income test necessary for the Fund to qualify as a RIC under Subchapter M of the Code. However, the Fund may generate more non-qualifying income than anticipated, may not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or may not be able to accurately predict the non-qualifying income from these investments. The extent to which the Fund invests in commodity-linked derivatives may be limited by the qualifying income and asset diversification tests, which the Fund must continue to satisfy to maintain its status as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Failure to comply with the requirements for qualification as a RIC could have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income requirement, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns. The tax treatment of certain commodity-linked derivatives may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.
Teucrium Agricultural Strategy No K-1 ETF | Commodity Pool Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]	Commodity Pool Regulatory Risk. The Fund’s investment exposure to commodities futures will cause it to be deemed to be a commodity pool, thereby subjecting the Fund to regulation under the Commodity Exchange Act (“CEA”) and CFTC rules. The Adviser is registered as a Commodity Trading Advisor (“CTA”) and a Commodity Pool Operator (“CPO”), and the Fund will be operated in accordance with applicable CFTC rules, as well as the regulatory scheme applicable to registered investment companies. Registration as a CPO imposes additional compliance obligations on the Adviser and the Fund related to additional laws, regulations, and enforcement policies, which could increase compliance costs and may affect the operations and financial performance of the Fund.
Teucrium Agricultural Strategy No K-1 ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. Investing in derivatives involves entering into contracts with third parties (i.e., counterparties). The use of derivatives involves risks that are different from those associated with ordinary portfolio securities transactions. The Fund will be subject to credit risk (i.e., the risk that a counterparty is or is perceived to be unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, or if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the value of an investment in the Fund may decline. The counterparty to a listed futures contract is the derivatives clearing organization for the listed future. The listed future is held through a futures commission merchant (“FCM”) acting on behalf of the Fund. Consequently, the counterparty risk on a listed futures contract is the creditworthiness of the FCM and the exchange’s clearing corporation.
Teucrium Agricultural Strategy No K-1 ETF | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.
Teucrium Agricultural Strategy No K-1 ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; and illiquidity of the derivative investments. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at inopportune times (e.g., at a loss to comply with limits on leverage imposed by the 1940 Act or when the Adviser otherwise would have preferred to hold the investment) or to meet redemption requests. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns. To the extent the Fund invests in such derivative instruments, the value of the Fund’s portfolio is likely to experience greater volatility over short-term periods.
◦Futures Contracts Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts, which may adversely affect the Fund’s NAV and total return, are: (a) the imperfect correlation between the change in market value of the futures contract and the price of commodity; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell investments from its portfolio to meet daily variation margin requirements, and the Fund may have to sell investments at a time when it may be disadvantageous to do so.
◦Cost of Futures Investment Risk. When a commodities futures contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a commodities futures contract with a later expiration date. This practice is commonly referred to as “rolling.” The costs associated with rolling commodities futures contracts typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of the Fund. In addition, the presence of contango in certain futures contracts at the time of rolling would be expected to adversely affect the Fund. Similarly, the presence of backwardation in certain futures contracts at the time of rolling such contracts would be expected to positively affect the Fund. The futures contracts markets have experienced, and are likely to experience again in the future, extended periods in which contango or backwardation have affected various types of futures contracts. These extended periods have caused in the past, and may cause in the future, significant losses.
Teucrium Agricultural Strategy No K-1 ETF | Derivatives Risk, Futures Contracts Risk Member
Prospectus [Line Items]
Risk [Text Block]	Futures Contracts Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts, which may adversely affect the Fund’s NAV and total return, are: (a) the imperfect correlation between the change in market value of the futures contract and the price of commodity; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell investments from its portfolio to meet daily variation margin requirements, and the Fund may have to sell investments at a time when it may be disadvantageous to do so.
Teucrium Agricultural Strategy No K-1 ETF | Derivatives Risk, Cost Of Futures Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cost of Futures Investment Risk. When a commodities futures contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a commodities futures contract with a later expiration date. This practice is commonly referred to as “rolling.” The costs associated with rolling commodities futures contracts typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of the Fund. In addition, the presence of contango in certain futures contracts at the time of rolling would be expected to adversely affect the Fund. Similarly, the presence of backwardation in certain futures contracts at the time of rolling such contracts would be expected to positively affect the Fund. The futures contracts markets have experienced, and are likely to experience again in the future, extended periods in which contango or backwardation have affected various types of futures contracts. These extended periods have caused in the past, and may cause in the future, significant losses.
Teucrium Agricultural Strategy No K-1 ETF | Early Close/Trading Halt Risk Member
Prospectus [Line Items]
Risk [Text Block]	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific investments, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses.
Teucrium Agricultural Strategy No K-1 ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an ETF and, as a result of its structure, is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading Risk. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
Teucrium Agricultural Strategy No K-1 ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Teucrium Agricultural Strategy No K-1 ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
Teucrium Agricultural Strategy No K-1 ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
Teucrium Agricultural Strategy No K-1 ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading Risk. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
Teucrium Agricultural Strategy No K-1 ETF | Investment Capacity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investment Capacity Risk. If the Fund’s ability to obtain exposure to commodities futures consistent with its investment objective is disrupted for any reason, including limited liquidity in the commodities futures market, a disruption to the commodities futures, or as a result of margin requirements or position limits imposed by the Fund’s FCMs, the designated contract market (“DCM”), or the CFTC on the Fund or the Adviser, the Fund would not be able to achieve its investment objective and may experience significant losses. FCMs act as the intermediaries between customers and exchanges facilitating transactions in commodity derivatives. DCMs are the exchanges on which these transactions occur.
Teucrium Agricultural Strategy No K-1 ETF | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund's returns because the Fund may be unable to transact at advantageous times or prices.
Teucrium Agricultural Strategy No K-1 ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, government actions or interventions (including, but not limited, to the threat or imposition of tariffs, trade restrictions, currency restrictions or similar actions) as well as developments related to economic, political (including geopolitical), social, public health, market, extreme weather, natural or man-made disasters, or other conditions or events have in the past and may in the future result in volatility in financial markets and reduced liquidity in equity, credit, and/or debt markets, which could adversely impact the Fund and its investments and their value and performance. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.
Teucrium Agricultural Strategy No K-1 ETF | Subsidiary Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Subsidiary Investment Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.
Teucrium Agricultural Strategy No K-1 ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk. The Fund may gain most of its exposure to the commodities markets through its investment in the Subsidiary, which may invest directly in commodity-linked derivative instruments, including commodities futures and reverse repurchase agreements. In order for the Fund to qualify as a RIC under Subchapter M of the Code, the Fund must, among other requirements, derive at least 90% of its gross income for each taxable year from sources generating “qualifying income” for purposes of the “qualifying income test,” which is described in more detail in the section titled “Federal Income Taxes” in the SAI. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M of the Code for qualification as a RIC. The “Subpart F” income (defined in Section
951 of the Code to include passive income, including from commodity-linked derivatives) of the Fund attributable to its investment in the Subsidiary is “qualifying income” to the Fund to the extent that such income is derived with respect to the Fund’s business of investing in stock, securities or currencies. The Fund expects its “Subpart F” income attributable to its investment in the Subsidiary to be derived with respect to the Fund’s business of investing in stock, securities or currencies and accordingly expects its “Subpart F” income attributable to its investment in the Subsidiary to be treated as “qualifying income.” The Fund generally will be required to include in its own taxable income the “Subpart F” income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a RIC and would be taken into account for purposes of the 4% excise tax. The Adviser will carefully monitor the Fund’s investments in the Subsidiary to ensure that no more than 25% of the Fund’s assets are invested in the Subsidiary to comply with the Fund’s asset diversification test as described in more detail in the SAI.
If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Board may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies. In the event that the Fund fails to qualify as a RIC, the Fund will promptly notify shareholders of the implications of that failure.
Teucrium Agricultural Strategy No K-1 ETF | Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Teucrium Agricultural Strategy No K-1 ETF | Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]	Volatility Risk. The value of certain of the Fund’s investments, including commodities futures, is subject to market risk. Market risk is the risk that the value of the investments to which the Fund is exposed will fall, which could occur due to general market or economic conditions or other factors.
Teucrium Agricultural Strategy No K-1 ETF | Whipsaw Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Whipsaw Markets Risk. The Fund may be subject to the forces of “whipsaw” markets (as opposed to choppy or stable markets), in which significant price movements develop but then repeatedly reverse. “Whipsaw” describes a situation where a security’s price is moving in one direction but then quickly pivots to move in the opposite direction. Such market conditions could cause substantial losses to the Fund.
Teucrium Agricultural Strategy No K-1 ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Teucrium No K-1 Corn ETF | Active Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Active Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s success or failure to implement strategies for the Fund. The Fund invests in complex instruments (each described below), including futures contracts. Such instruments may create enhanced risks for the Fund and the Adviser’s ability to control the Fund’s level of risk will depend on the Adviser’s skill in managing such instruments. In addition, the Adviser’s evaluations and assumptions regarding investments, interest rates, inflation, and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.
Teucrium No K-1 Corn ETF | Agricultural Commodities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Agricultural Commodities Risk. The price and availability of agricultural commodities is influenced by economic and industry conditions, including but not limited to supply and demand factors such as: crop disease; weed control; water and fertilizer availability; various planting, growing, or harvesting problems; severe weather conditions such as drought, floods, heavy rains, frost, or natural disasters that are difficult to anticipate and that cannot be controlled. The U.S. prices of agricultural commodities may be subject to risks relating to the demand and distribution of such commodities in foreign countries, such as: uncontrolled fires (including arson); challenges in doing business with foreign companies; legal and regulatory restrictions; transportation costs; interruptions in energy supply; currency exchange rate fluctuations; and political and economic instability. Additionally, demand for agricultural commodities is affected by changes in consumer tastes, national, regional and local economic conditions, and demographic trends.
Agricultural commodity production is subject to United States and foreign policies and regulations that materially affect operations. Governmental policies affecting the agricultural industry, such as taxes, tariffs, duties, subsidies, incentives, acreage control, and import and export restrictions on agricultural commodities and commodity products, can influence the planting of certain crops, the location and size of crop production, the volume and types of imports and exports, and industry profitability. Additionally, commodity production is affected by laws and regulations relating to, but not limited to, the sourcing, transporting, storing and processing of agricultural raw materials as well as the transporting, storing and distributing of related agricultural products. Agricultural commodity producers also may need to comply with various environmental laws and regulations, such as those regulating the use of certain pesticides, and local laws that regulate the production of genetically modified crops. In addition, international trade disputes can adversely affect agricultural commodity trade flows by limiting or disrupting trade between countries or regions.
Seasonal fluctuations in the price of agricultural commodities may cause risk to an investor because of the possibility that Share prices will be depressed because of the relevant harvest cycles. In the futures market, fluctuations are typically reflected in contracts expiring in the harvest season (i.e., in the case of corn, contracts expiring during the fall are typically priced lower than contracts expiring in the winter and spring). Thus, seasonal fluctuations could result in an investor incurring losses upon the sale of Shares, particularly if the investor needs to sell Shares when a Corn Futures Contract is, in whole or part, expiring in the harvest season for the specified commodity.
◦Risks Specific to Corn. Demand for corn in the United States to produce ethanol has been a significant factor affecting the price of corn. In turn, demand for ethanol has tended to increase when the price of gasoline has increased and has been significantly affected by United States governmental policies designed to encourage the production of ethanol. Additionally, demand for corn is affected by changes in consumer tastes, national, regional and local economic conditions, and demographic trends. Finally, because corn is often used as an ingredient in livestock feed, demand for corn is subject to risks associated with the outbreak of livestock disease.
Teucrium No K-1 Corn ETF | Agricultural Commodities Risk, Risks Specific To Corn Member
Prospectus [Line Items]
Risk [Text Block]	Risks Specific to Corn. Demand for corn in the United States to produce ethanol has been a significant factor affecting the price of corn. In turn, demand for ethanol has tended to increase when the price of gasoline has increased and has been significantly affected by United States governmental policies designed to encourage the production of ethanol. Additionally, demand for corn is affected by changes in consumer tastes, national, regional and local economic conditions, and demographic trends. Finally, because corn is often used as an ingredient in livestock feed, demand for corn is subject to risks associated with the outbreak of livestock disease.
Teucrium No K-1 Corn ETF | Cash Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Transaction Risk. The Fund expects to effect all of its creations and redemptions for cash, rather than in-kind securities. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Further, effecting purchases and redemptions primarily in cash may cause the Fund to incur certain costs, such as portfolio transaction costs. These costs can decrease the Fund’s NAV if not offset by an authorized participant transaction fee.
Teucrium No K-1 Corn ETF | Clearing Broker Risk Member
Prospectus [Line Items]
Risk [Text Block]	Clearing Broker Risk. The failure or bankruptcy of the Fund’s and the Subsidiary’s clearing broker could result in a substantial loss of Fund assets. Under current CFTC regulations, a clearing broker maintains customers’ assets in a bulk segregated account. If a clearing broker fails to do so or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker’s bankruptcy. In that event, the clearing broker’s customers, such as the Fund and the Subsidiary, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker’s customers.
Teucrium No K-1 Corn ETF | Collateral Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Collateral Securities Risk. Collateral may include obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including bills, notes, and bonds issued by the U.S. Treasury, as well as money market funds and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund. The Fund’s investments in U.S. government securities will change in value in response to interest rate changes and other factors, such as the perception of an issuer’s creditworthiness. Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds. Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Interest rate risk is the risk that interest rates rise and fall over time. For example, the value of fixed-income securities generally decrease when interest rates rise, which may cause the Fund’s value to decrease. Also, investments in fixed-income securities with longer maturities fluctuate more in response to interest rate changes. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.
Teucrium No K-1 Corn ETF | Commodity-Linked Derivatives Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Commodity-Linked Derivatives Tax Risk. As a RIC, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income under the Code. The income of the Fund from certain commodity-linked derivatives may be treated as non-qualifying income for purposes of the Fund’s qualification as a RIC, in which case, the Fund might fail to qualify as a RIC and be subject to federal income tax at the Fund level. To the extent the Fund invests directly in commodity-linked derivatives, the Fund will seek to restrict its income from such instruments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with the qualifying income test necessary for the Fund to qualify as a RIC under Subchapter M of the Code. However, the Fund may generate more non-qualifying income than anticipated, may not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or may not be able to accurately predict the non-qualifying income from these investments. The extent to which the Fund invests in commodity-linked derivatives may be limited by the qualifying income and asset diversification tests, which the Fund must continue to satisfy to maintain its status as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Failure to comply with the requirements for qualification as a RIC could have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income requirement, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns. The tax treatment of certain commodity-linked derivatives may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.
Teucrium No K-1 Corn ETF | Commodity Pool Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]	Commodity Pool Regulatory Risk. The Fund’s investment exposure to commodities futures will cause it to be deemed to be a commodity pool, thereby subjecting the Fund to regulation under the Commodity Exchange Act (“CEA”) and CFTC rules. The Adviser is registered as a Commodity Trading Advisor (“CTA”) and a Commodity Pool Operator (“CPO”), and the Fund will be operated in accordance with applicable CFTC rules, as well as the regulatory scheme applicable to registered investment companies. Registration as a CPO imposes additional compliance obligations on the Adviser and the Fund related to additional laws, regulations, and enforcement policies, which could increase compliance costs and may affect the operations and financial performance of the Fund.
Teucrium No K-1 Corn ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. Investing in derivatives involves entering into contracts with third parties (i.e., counterparties). The use of derivatives involves risks that are different from those associated with ordinary portfolio securities transactions. The Fund will be subject to credit risk (i.e., the risk that a counterparty is or is perceived to be unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, or if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the value of an investment in the Fund may decline. The counterparty to a listed futures contract is the derivatives clearing organization for the listed future. The listed future is held through a futures commission merchant (“FCM”) acting on behalf of the Fund. Consequently, the counterparty risk on a listed futures contract is the creditworthiness of the FCM and the exchange’s clearing corporation.
Teucrium No K-1 Corn ETF | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.
Teucrium No K-1 Corn ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; and illiquidity of the derivative investments. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at inopportune times (e.g., at a loss to comply with limits on leverage imposed by the 1940 Act or when the Adviser otherwise would have preferred to hold the investment) or to meet redemption requests. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns. To the extent the Fund invests in such derivative instruments, the value of the Fund’s portfolio is likely to experience greater volatility over short-term periods.
◦Futures Contracts Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts, which may adversely affect the Fund’s NAV and total return, are: (a) the imperfect correlation between the change in market value of the futures contract and the price of commodity; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell investments from its portfolio to meet daily variation margin requirements, and the Fund may have to sell investments at a time when it may be disadvantageous to do so.
◦Cost of Futures Investment Risk. When a commodities futures contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a commodities futures contract with a later expiration date. This practice is commonly referred to as “rolling.” The costs associated with rolling commodities futures contracts typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of the Fund. In addition, the presence of contango in certain futures contracts at the time of rolling would be expected to adversely affect the Fund. Similarly, the presence of backwardation in certain futures contracts at the time of rolling such contracts would be expected to positively affect the Fund. The futures contracts markets have experienced, and are likely to experience again in the future, extended periods in which contango or backwardation have affected various types of futures contracts. These extended periods have caused in the past, and may cause in the future, significant losses.
◦Swap Agreements Risk. Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying commodity). Swap agreements may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties or, for certain standardized swaps, must be exchange-traded through an FCM and/or cleared through a clearinghouse that serves as a central counterparty. Swap agreements may be subject to fees and expenses, and by investing in swaps indirectly through the Fund, a shareholder will bear the expenses of such derivatives in addition to expenses of the Fund. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. While exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps, which could increase the cost of swap transactions to the Fund and impose added operational complexity.
Teucrium No K-1 Corn ETF | Derivatives Risk, Futures Contracts Risk Member
Prospectus [Line Items]
Risk [Text Block]	Futures Contracts Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts, which may adversely affect the Fund’s NAV and total return, are: (a) the imperfect correlation between the change in market value of the futures contract and the price of commodity; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell investments from its portfolio to meet daily variation margin requirements, and the Fund may have to sell investments at a time when it may be disadvantageous to do so.
Teucrium No K-1 Corn ETF | Derivatives Risk, Cost Of Futures Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cost of Futures Investment Risk. When a commodities futures contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a commodities futures contract with a later expiration date. This practice is commonly referred to as “rolling.” The costs associated with rolling commodities futures contracts typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of the Fund. In addition, the presence of contango in certain futures contracts at the time of rolling would be expected to adversely affect the Fund. Similarly, the presence of backwardation in certain futures contracts at the time of rolling such contracts would be expected to positively affect the Fund. The futures contracts markets have experienced, and are likely to experience again in the future, extended periods in which contango or backwardation have affected various types of futures contracts. These extended periods have caused in the past, and may cause in the future, significant losses.
Teucrium No K-1 Corn ETF | Early Close/Trading Halt Risk Member
Prospectus [Line Items]
Risk [Text Block]	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific investments, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses.
Teucrium No K-1 Corn ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an ETF and, as a result of its structure, is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading Risk. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
Teucrium No K-1 Corn ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Teucrium No K-1 Corn ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
Teucrium No K-1 Corn ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
Teucrium No K-1 Corn ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading Risk. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
Teucrium No K-1 Corn ETF | Investment Capacity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investment Capacity Risk. If the Fund’s ability to obtain exposure to commodities futures consistent with its investment objective is disrupted for any reason, including limited liquidity in the commodities futures market, a disruption to the commodities futures, or as a result of margin requirements or position limits imposed by the Fund’s FCMs, the DCM, or the CFTC on the Fund or the Adviser, the Fund would not be able to achieve its investment objective and may experience significant losses. FCMs act as the intermediaries between customers and exchanges facilitating transactions in commodity derivatives. DCMs are the exchanges on which these transactions occur.
Teucrium No K-1 Corn ETF | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund's returns because the Fund may be unable to transact at advantageous times or prices.
Teucrium No K-1 Corn ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, government actions or interventions (including, but not limited, to the threat or imposition of tariffs, trade restrictions, currency restrictions or similar actions) as well as developments related to economic, political (including geopolitical), social, public health, market, extreme weather, natural or man-made disasters, or other conditions or events have in the past and may in the future result in volatility in financial markets and reduced liquidity in equity, credit, and/or debt markets, which could adversely impact the Fund and its investments and their value and performance. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.
Teucrium No K-1 Corn ETF | Subsidiary Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Subsidiary Investment Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.
Teucrium No K-1 Corn ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk. The Fund may gain most of its exposure to the commodities markets through its investment in the Subsidiary, which may invest directly in commodity-linked derivative instruments, including commodities futures and reverse repurchase agreements. In order for the Fund to qualify as a RIC under Subchapter M of the Code, the Fund must, among other requirements, derive at least 90% of its gross income for each taxable year from sources generating “qualifying income” for purposes of the “qualifying income test,” which is described in more detail in the section titled “Federal Income Taxes” in the SAI. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M of the Code for qualification as a RIC. The “Subpart F” income (defined in Section 951 of the Code to include passive income, including from commodity-linked derivatives) of the Fund attributable to its investment in the Subsidiary is “qualifying income” to the Fund to the extent that such income is derived with respect to the Fund’s business of investing in stock, securities or currencies. The Fund expects its “Subpart F” income attributable to its investment in the Subsidiary to be derived with respect to the Fund’s business of investing in stock, securities or currencies and accordingly expects its “Subpart F” income attributable to its investment in the Subsidiary to be treated as “qualifying income.” The Fund generally will be required to include in its own taxable income the “Subpart F” income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a RIC and would be taken into account for purposes of the 4% excise tax. The Adviser will carefully monitor the Fund’s investments in the Subsidiary to ensure that no more than 25% of the Fund’s assets are invested in the Subsidiary to comply with the Fund’s asset diversification test as described in more detail in the SAI. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Board may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies. In the event that the Fund fails to qualify as a RIC, the Fund will promptly notify shareholders of the implications of that failure.
Teucrium No K-1 Corn ETF | Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than readily available market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
Teucrium No K-1 Corn ETF | Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]	Volatility Risk. The value of certain of the Fund’s investments, including commodities futures, is subject to market risk. Market risk is the risk that the value of the investments to which the Fund is exposed will fall, which could occur due to general market or economic conditions or other factors.
Teucrium No K-1 Corn ETF | Whipsaw Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Whipsaw Markets Risk. The Fund may be subject to the forces of “whipsaw” markets (as opposed to choppy or stable markets), in which significant price movements develop but then repeatedly reverse. “Whipsaw” describes a situation where a security’s price is moving in one direction but then quickly pivots to move in the opposite direction. Such market conditions could cause substantial losses to the Fund.
Teucrium No K-1 Corn ETF | Derivatives Risk, Swap Agreements Risk Member
Prospectus [Line Items]
Risk [Text Block]	Swap Agreements Risk. Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying commodity). Swap agreements may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties or, for certain standardized swaps, must be exchange-traded through an FCM and/or cleared through a clearinghouse that serves as a central counterparty. Swap agreements may be subject to fees and expenses, and by investing in swaps indirectly through the Fund, a shareholder will bear the expenses of such derivatives in addition to expenses of the Fund. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. While exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps, which could increase the cost of swap transactions to the Fund and impose added operational complexity.
Teucrium No K-1 Corn ETF | Exchange-Traded Products Risk Member
Prospectus [Line Items]
Risk [Text Block]	Exchange-Traded Products Risk. The risks of owning interests of an ETP generally reflect the same risks as owning the underlying securities or other instruments that the ETP is designed to track. The shares of certain ETPs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value of an ETP’s shares). For example, supply and demand for shares of an ETF or market disruptions may cause the market price of the ETP to deviate from the value of the ETP’s investments, which may be emphasized in less liquid markets. By investing in an ETP, the Fund indirectly bears the proportionate share of any fees and expenses of the ETP in addition to the fees and expenses that the Fund and its shareholders directly bear in connection with the Fund's operations. Because the ETPs have a significant portion of their assets exposed directly or indirectly to commodities or commodity-linked securities, developments affecting commodities may have a disproportionate impact on such ETPs and may subject the ETPs to greater volatility than investments in traditional securities.
Teucrium No K-1 Corn ETF | High Portfolio Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]	High Portfolio Turnover Risk. The Fund, through the Subsidiary, may frequently buy and sell futures contracts and other assets as part of the Fund’s strategy to obtain exposure to agricultural commodities. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.
Teucrium No K-1 Corn ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision.
Teucrium No K-1 Corn ETF | Reverse Repurchase Agreements Risk Member
Prospectus [Line Items]
Risk [Text Block]	Reverse Repurchase Agreements Risk. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at an agreed-upon price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities.
Teucrium No K-1 Corn ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Teucrium No K-1 Corn ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a lesser number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Teucrium 2xDaily Corn ETF | Agricultural Commodities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Agricultural Commodities Risk. The price and availability of agricultural commodities is influenced by economic and industry conditions, including but not limited to supply and demand factors such as: crop disease; weed control; water and fertilizer availability; various planting, growing, or harvesting problems; severe weather conditions such as drought, floods, heavy rains, frost, or natural disasters that are difficult to anticipate and that cannot be controlled. The U.S. prices of agricultural commodities may be subject to risks relating to the demand and distribution of such commodities in foreign countries, such as: uncontrolled fires (including arson); challenges in doing business with foreign companies; legal and regulatory restrictions; transportation costs; interruptions in energy supply; currency exchange rate fluctuations; and political and economic instability. Additionally, demand for agricultural commodities is affected by changes in consumer tastes, national, regional and local economic conditions, and demographic trends.
Agricultural commodity production is subject to United States and foreign policies and regulations that materially affect operations. Governmental policies affecting the agricultural industry, such as taxes, tariffs, duties, subsidies, incentives, acreage control, and import and export restrictions on agricultural commodities and commodity products, can influence the planting of certain crops, the location and size of crop production, the volume and types of imports and exports, and industry profitability. Additionally, commodity production is affected by laws and regulations relating to, but not limited to, the sourcing, transporting, storing and processing of agricultural raw materials as well as the transporting, storing and distributing of related agricultural products. Agricultural commodity producers also may need to comply with various environmental laws and regulations, such as those regulating the use of certain pesticides, and local laws that regulate the production of genetically modified crops. In addition, international trade disputes can adversely affect agricultural commodity trade flows by limiting or disrupting trade between countries or regions.
Seasonal fluctuations in the price of agricultural commodities may cause risk to an investor because of the possibility that Share prices will be depressed because of the relevant harvest cycles. In the futures market, fluctuations are typically reflected in contracts expiring in the harvest season (i.e., in the case of corn, contracts expiring during the fall are typically priced lower than contracts expiring in the winter and spring). Thus, seasonal fluctuations could result in an investor incurring losses upon the sale of Shares, particularly if the investor needs to sell Shares when a Corn Futures Contract is, in whole or part, expiring in the harvest season for the specified commodity.
◦Risks Specific to Corn. Demand for corn in the United States to produce ethanol has been a significant factor affecting the price of corn. In turn, demand for ethanol has tended to increase when the price of gasoline has increased and has been significantly affected by United States governmental policies designed to encourage the production of ethanol. Additionally, demand for corn is affected by changes in consumer tastes, national, regional and local economic conditions, and demographic trends. Finally, because corn is often used as an ingredient in livestock feed, demand for corn is subject to risks associated with the outbreak of livestock disease.
Teucrium 2xDaily Corn ETF | Agricultural Commodities Risk, Risks Specific To Corn Member
Prospectus [Line Items]
Risk [Text Block]	Risks Specific to Corn. Demand for corn in the United States to produce ethanol has been a significant factor affecting the price of corn. In turn, demand for ethanol has tended to increase when the price of gasoline has increased and has been significantly affected by United States governmental policies designed to encourage the production of ethanol. Additionally, demand for corn is affected by changes in consumer tastes, national, regional and local economic conditions, and demographic trends. Finally, because corn is often used as an ingredient in livestock feed, demand for corn is subject to risks associated with the outbreak of livestock disease.
Teucrium 2xDaily Corn ETF | Cash Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Transaction Risk. The Fund expects to effect all of its creations and redemptions for cash, rather than in-kind securities. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Further, effecting purchases and redemptions primarily in cash may cause the Fund to incur certain costs, such as portfolio transaction costs. These costs can decrease the Fund’s NAV if not offset by an authorized participant transaction fee.
Teucrium 2xDaily Corn ETF | Clearing Broker Risk Member
Prospectus [Line Items]
Risk [Text Block]	Clearing Broker Risk. The failure or bankruptcy of the Fund’s and the Subsidiary’s clearing broker could result in a substantial loss of Fund assets. Under current CFTC regulations, a clearing broker maintains customers’ assets in a bulk segregated account. If a clearing broker fails to do so or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker’s bankruptcy. In that event, the clearing broker’s customers, such as the Fund and the Subsidiary, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker’s customers.
Teucrium 2xDaily Corn ETF | Collateral Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Collateral Securities Risk. Collateral may include obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including bills, notes, and bonds issued by the U.S. Treasury, as well as money market funds and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund. The Fund’s investments in U.S. government securities will change in value in response to interest rate changes and other factors, such as the perception of an issuer’s creditworthiness. Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds. Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Interest rate risk is the risk that interest rates rise and fall over time. For example, the value of fixed-income securities generally decrease when interest rates rise, which may cause the Fund’s value to decrease. Also, investments in fixed-income securities with longer maturities fluctuate more in response to interest rate changes. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.
Teucrium 2xDaily Corn ETF | Commodity-Linked Derivatives Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Commodity-Linked Derivatives Tax Risk. As a RIC, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income under the Code. The income of the Fund from certain commodity-linked derivatives may be treated as non-qualifying income for purposes of the Fund’s qualification as a RIC, in which case, the Fund might fail to qualify as a RIC and be subject to federal income tax at the Fund level. To the extent the Fund invests directly in commodity-linked derivatives, the Fund will seek to restrict its income from such instruments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with the qualifying income test necessary for the Fund to qualify as a RIC under Subchapter M of the Code. However, the Fund may generate more non-qualifying income than anticipated, may not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or may not be able to accurately predict the non-qualifying income from these investments. The extent to which the Fund invests in commodity-linked derivatives may be limited by the qualifying income and asset diversification tests, which the Fund must continue to satisfy to maintain its status as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Failure to comply with the requirements for qualification as a RIC could have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income requirement, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns. The tax treatment of certain commodity-linked derivatives may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.
Teucrium 2xDaily Corn ETF | Commodity Pool Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]	Commodity Pool Regulatory Risk. The Fund’s investment exposure to commodities futures will cause it to be deemed to be a commodity pool, thereby subjecting the Fund to regulation under the Commodity Exchange Act (“CEA”) and CFTC rules. The Adviser is registered as a Commodity Trading Advisor (“CTA”) and a Commodity Pool Operator (“CPO”), and the Fund will be operated in accordance with applicable CFTC rules, as well as the regulatory scheme applicable to registered investment companies. Registration as a CPO imposes additional compliance obligations on the Adviser and the Fund related to additional laws, regulations, and enforcement policies, which could increase compliance costs and may affect the operations and financial performance of the Fund.
Teucrium 2xDaily Corn ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. Investing in derivatives involves entering into contracts with third parties (i.e., counterparties). The use of derivatives involves risks that are different from those associated with ordinary portfolio securities transactions. The Fund will be subject to credit risk (i.e., the risk that a counterparty is or is perceived to be unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, or if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the value of an investment in the Fund may decline. The counterparty to a listed futures contract is the derivatives clearing organization for the listed future. The listed future is held through a futures commission merchant (“FCM”) acting on behalf of the Fund. Consequently, the counterparty risk on a listed futures contract is the creditworthiness of the FCM and the exchange’s clearing corporation.
Teucrium 2xDaily Corn ETF | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.
Teucrium 2xDaily Corn ETF | Derivatives Risk, Futures Contracts Risk Member
Prospectus [Line Items]
Risk [Text Block]	Futures Contracts Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts, which may adversely affect the Fund’s NAV and total return, are: (a) the imperfect correlation between the change in market value of the futures contract and the price of commodity; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell investments from its portfolio to meet daily variation margin requirements, and the Fund may have to sell investments at a time when it may be disadvantageous to do so.
Teucrium 2xDaily Corn ETF | Derivatives Risk, Cost Of Futures Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cost of Futures Investment Risk. When a commodities futures contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a commodities futures contract with a later expiration date. This practice is commonly referred to as “rolling.” The costs associated with rolling commodities futures contract typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of the Fund. In addition, the presence of contango in certain futures contracts at the time of rolling would be expected to adversely affect the Fund. Similarly, the presence of backwardation in certain futures contracts at the time of rolling such contracts would be expected to positively affect the Fund. The futures contracts markets have experienced, and are likely to experience again in the future, extended periods in which contango or backwardation have affected various types of futures contracts. These extended periods have caused in the past, and may cause in the future, significant losses.
Teucrium 2xDaily Corn ETF | Early Close/Trading Halt Risk Member
Prospectus [Line Items]
Risk [Text Block]	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific investments, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses.
Teucrium 2xDaily Corn ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an ETF and, as a result of its structure, is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading Risk. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
Teucrium 2xDaily Corn ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Teucrium 2xDaily Corn ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
Teucrium 2xDaily Corn ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
Teucrium 2xDaily Corn ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading Risk. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
Teucrium 2xDaily Corn ETF | Investment Capacity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Teucrium 2xDaily Corn ETF | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund's returns because the Fund may be unable to transact at advantageous times or prices.
Teucrium 2xDaily Corn ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, government actions or interventions (including, but not limited, to the threat or imposition of tariffs, trade restrictions, currency restrictions or similar actions) as well as developments related to economic, political (including geopolitical), social, public health, market, extreme weather, natural or man-made disasters, or other conditions or events have in the past and may in the future result in volatility in financial markets and reduced liquidity in equity, credit, and/or debt markets, which could adversely impact the Fund and its investments and their value and performance. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.
Teucrium 2xDaily Corn ETF | Subsidiary Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Subsidiary Investment Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.
Teucrium 2xDaily Corn ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk. The Fund may gain most of its exposure to the commodities markets through its investment in the Subsidiary, which may invest directly in commodity-linked derivative instruments, including commodities futures and reverse repurchase agreements. In order for the Fund to qualify as a RIC under Subchapter M of the Code, the Fund must, among other requirements, derive at least 90% of its gross income for each taxable year from sources generating “qualifying income” for purposes of the “qualifying income test,” which is described in more detail in the section titled “Federal Income Taxes” in the SAI. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M of the Code for qualification as a RIC. The “Subpart F” income (defined in Section 951 of the Code to include passive income, including from commodity-linked derivatives) of the Fund attributable to its investment in the Subsidiary is “qualifying income” to the Fund to the extent that such income is derived with respect to the Fund’s business of investing in stock, securities or currencies. The Fund expects its “Subpart F” income attributable to its investment in the Subsidiary to be derived with respect to the Fund’s business of investing in stock, securities or currencies and accordingly expects its “Subpart F” income attributable to its investment in the Subsidiary to be treated as “qualifying income.” The Fund generally will be required to include in its own taxable income the “Subpart F” income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a RIC and would be taken into account for purposes of the 4% excise tax. The Adviser will carefully monitor the Fund’s investments in the Subsidiary to ensure that no more than 25% of the Fund’s assets are invested in the Subsidiary to comply with the Fund’s asset diversification test as described in more detail in the SAI.
If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Board may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies. In the event that the Fund fails to qualify as a RIC, the Fund will promptly notify shareholders of the implications of that failure.
Teucrium 2xDaily Corn ETF | Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than readily available market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
Teucrium 2xDaily Corn ETF | Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]	Volatility Risk. The value of certain of the Fund’s investments, including commodities futures, is subject to market risk. Market risk is the risk that the value of the investments to which the Fund is exposed will fall, which could occur due to general market or economic conditions or other factors.
Teucrium 2xDaily Corn ETF | Whipsaw Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Whipsaw Markets Risk. The Fund may be subject to the forces of “whipsaw” markets (as opposed to choppy or stable markets), in which significant price movements develop but then repeatedly reverse. “Whipsaw” describes a situation where a security’s price is moving in one direction but then quickly pivots to move in the opposite direction. Such market conditions could cause substantial losses to the Fund.
Teucrium 2xDaily Corn ETF | Derivatives Risk, Swap Agreements Risk Member
Prospectus [Line Items]
Risk [Text Block]	Swap Agreements Risk. Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying commodity). Swap agreements may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties or, for certain standardized swaps, must be exchange-traded through an FCM and/or cleared through a clearinghouse that serves as a central counterparty. Swap agreements may be subject to fees and expenses, and by investing in swaps indirectly through the Fund, a shareholder will bear the expenses of such derivatives in addition to expenses of the Fund. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. While exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps, which could increase the cost of swap transactions to the Fund and impose added operational complexity.
Teucrium 2xDaily Corn ETF | Exchange-Traded Products Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Exchange-Traded Products Risk. The risks of owning interests of an ETP generally reflect the same risks as owning the underlying securities or other instruments that the ETP is designed to track. The shares of certain ETPs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value of an ETP’s shares). For example, supply and demand for shares of an ETF or market disruptions may cause the market price of the ETP to deviate from the value of the ETP’s investments, which may be emphasized in less liquid markets. By investing in an ETP, the Fund indirectly bears the proportionate share of any fees and expenses of the ETP in addition to the fees and expenses that the Fund and its shareholders directly bear in connection with the Fund's operations. Because the ETPs have a significant portion of their assets exposed directly or indirectly to commodities or commodity-linked securities, developments affecting commodities may have a disproportionate impact on such ETPs and may subject the ETPs to greater volatility than investments in traditional securities.

Teucrium 2xDaily Corn ETF | High Portfolio Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]	High Portfolio Turnover Risk. The Fund, through the Subsidiary, may frequently buy and sell futures contracts and other assets as part of the Fund’s strategy to obtain exposure to agricultural commodities. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.
Teucrium 2xDaily Corn ETF | Reverse Repurchase Agreements Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Reverse Repurchase Agreements Risk. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at an agreed-upon price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities.

Teucrium 2xDaily Corn ETF | Daily Correlation/Tracking Risk Member
Prospectus [Line Items]
Risk [Text Block]	Daily Correlation/Tracking Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the price performance of corn and therefore achieve its daily leveraged investment objective. To achieve a high degree of correlation with the price performance of corn, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily leveraged investment objective. In addition, the Fund’s exposure to the price of corn is impacted by the movement of the price of corn. Because of this, it is unlikely that the Fund will be perfectly exposed to the price performance of corn at the end of each day. The possibility of the Fund being materially over- or under-exposed to the price performance of corn increases on days when the price of corn is volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.
The Fund may have difficulty achieving its daily leveraged investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in exchange-traded products, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the price of corn. The Fund may take or refrain from taking positions to improve the tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Fund’s correlation to the price performance of corn.

Teucrium 2xDaily Corn ETF | Effects Of Compounding And Market Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]	Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from two times (2x) the price performance of corn, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily. For a leveraged fund, if adverse daily performance of the price of corn reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the price of corn increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.
The effect of compounding becomes more pronounced as volatility of the price of corn and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the price of corn during the shareholder’s holding period of an investment in the Fund.
The chart below provides examples of how reference price volatility could affect the Fund’s performance. The chart illustrates the impact of two factors that affect the Fund’s performance: corn price volatility and the price performance of corn. The price performance of corn shows the percentage change in the price of corn over the specified time period, while corn price volatility is a statistical measure of the magnitude of fluctuations in the price performance during that time period. As illustrated below, even if the price change over two equal time periods is identical, different price volatility (i.e., fluctuations in the rates of return) during the two time periods could result in drastically different Fund performance for the two time periods due to the effects of compounding daily returns during the time periods.
Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) price volatility; b) price performance; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses. The chart below illustrates the impact of two principal factors – price volatility and price performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of price volatility and price performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the reference asset; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher price volatility, compounding will cause results for periods longer than a trading day to vary from two times (2x) the performance of the price of corn.
As shown in the chart below, the Fund would be expected to lose 6.1% if the price of corn did not change over a one year period during which the price experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the price is flat. For instance, if the annualized volatility of the price of corn is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative change in the price of corn for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than two times (2x) the change in the price of corn and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than two times (2x) the change in the price of corn. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation/Tracking Risk” above.

One Year Price Performance	Two Times (2x) One Year Price Performance	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

Teucrium 2xDaily Corn ETF | Intra-Day Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the price of corn at the market close on the first trading day and the price of corn at the time of purchase. If the price of corn increases, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the price of corn declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of the price performance of corn.
If there is a significant intra-day market event and/or the price of corn experiences a significant decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on the NYSE Arca, Inc. and incur significant losses.

Teucrium 2xDaily Corn ETF | Leverage Risk Member
Prospectus [Line Items]
Risk [Text Block]	Leverage Risk. The Fund seeks to achieve and maintain the exposure to the price of corn for future delivery by using leverage inherent in futures contracts. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Futures trading involves a degree of leverage and as a result, a relatively small price movement in futures instruments may result in immediate and substantial losses to the Fund.
Teucrium 2xDaily Corn ETF | Limited Operating History Risk Member
Prospectus [Line Items]
Risk [Text Block]	Limited Operating History Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.
Teucrium 2xDaily Corn ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Teucrium 2xDaily Corn ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a lesser number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Teucrium No K-1 Wheat ETF | Active Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Active Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s success or failure to implement strategies for the Fund. The Fund invests in complex instruments (each described below), including futures contracts. Such instruments may create enhanced risks for the Fund and the Adviser’s ability to control the Fund’s level of risk will depend on the Adviser’s skill in managing such instruments. In addition, the Adviser’s evaluations and assumptions regarding investments, interest rates, inflation, and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.
Teucrium No K-1 Wheat ETF | Agricultural Commodities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Agricultural Commodities Risk. The price and availability of agricultural commodities is influenced by economic and industry conditions, including but not limited to supply and demand factors such as: crop disease; weed control; water and fertilizer availability; various planting, growing, or harvesting problems; severe weather conditions such as drought, floods, heavy rains, frost, or natural disasters that are difficult to anticipate and that cannot be controlled. The U.S. prices of agricultural commodities may be subject to risks relating to the demand and distribution of such commodities in foreign countries, such as: uncontrolled fires (including arson); challenges in doing business with foreign companies; legal and regulatory restrictions; transportation costs; interruptions in energy supply; currency exchange rate fluctuations; and political and economic instability. Additionally, demand for agricultural commodities is affected by changes in consumer tastes, national, regional and local economic conditions, and demographic trends.
Agricultural commodity production is subject to United States and foreign policies and regulations that materially affect operations. Governmental policies affecting the agricultural industry, such as taxes, tariffs, duties, subsidies, incentives, acreage control, and import and export restrictions on agricultural commodities and commodity products, can influence the planting of certain crops, the location and size of crop production, the volume and types of imports and exports, and industry profitability. Additionally, commodity production is affected by laws and regulations relating to, but not limited to, the sourcing, transporting, storing and processing of agricultural raw materials as well as the transporting, storing and distributing of related agricultural products. Agricultural commodity producers also may need to comply with various environmental laws and regulations, such as those regulating the use of certain pesticides, and local laws that regulate the production of genetically modified crops. In addition, international trade disputes can adversely affect agricultural commodity trade flows by limiting or disrupting trade between countries or regions.
Seasonal fluctuations in the price of agricultural commodities may cause risk to an investor because of the possibility that Share prices will be depressed because of the relevant harvest cycles. In the futures market, fluctuations are typically reflected in contracts expiring in the harvest season (i.e., in the case of wheat, contracts expiring during the spring and early summer are typically priced lowest). Thus, seasonal fluctuations could result in an investor incurring losses upon the sale of Shares, particularly if the investor needs to sell Shares when a Wheat Futures Contract is, in whole or part, expiring in the harvest season for the specified commodity.
◦Risks Specific to Wheat. Demand for food products made from wheat flour is affected by changes in consumer tastes, national, regional and local economic conditions, and demographic trends. More specifically, demand for such food products in the United States is relatively unaffected by changes in wheat prices or disposable income but is closely tied to tastes and preferences. For example, in recent years the increase in the popularity of low-carbohydrate diets caused the consumption of wheat flour to decrease rapidly. Export demand for wheat fluctuates yearly, based largely on crop yields in the importing countries, which can be impacted by various factors, including geopolitical events in such countries, such as the ongoing conflict in Ukraine.
Teucrium No K-1 Wheat ETF | Agricultural Commodities Risk, Risks Specific To Wheat Member
Prospectus [Line Items]
Risk [Text Block]	Risks Specific to Wheat. Demand for food products made from wheat flour is affected by changes in consumer tastes, national, regional and local economic conditions, and demographic trends. More specifically, demand for such food products in the United States is relatively unaffected by changes in wheat prices or disposable income but is closely tied to tastes and preferences. For example, in recent years the increase in the popularity of low-carbohydrate diets caused the consumption of wheat flour to decrease rapidly. Export demand for wheat fluctuates yearly, based largely on crop yields in the importing countries, which can be impacted by various factors, including geopolitical events in such countries, such as the ongoing conflict in Ukraine.
Teucrium No K-1 Wheat ETF | Cash Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]	•Cash Transaction Risk. The Fund expects to effect all of its creations and redemptions for cash, rather than in-kind securities. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Further, effecting purchases and redemptions primarily in cash may cause the Fund to incur certain costs, such as portfolio transaction costs. These costs can decrease the Fund’s NAV if not offset by an authorized participant transaction fee.
Teucrium No K-1 Wheat ETF | Clearing Broker Risk Member
Prospectus [Line Items]
Risk [Text Block]	Clearing Broker Risk. The failure or bankruptcy of the Fund’s and the Subsidiary’s clearing broker could result in a substantial loss of Fund assets. Under current CFTC regulations, a clearing broker maintains customers’ assets in a bulk segregated account. If a clearing broker fails to do so or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker’s bankruptcy. In that event, the clearing broker’s customers, such as the Fund and the Subsidiary, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker’s customers.
Teucrium No K-1 Wheat ETF | Collateral Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Collateral Securities Risk. Collateral may include obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including bills, notes, and bonds issued by the U.S. Treasury, as well as money market funds and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund. The Fund’s investments in U.S. government securities will change in value in response to interest rate changes and other factors, such as the perception of an issuer’s creditworthiness. Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds. Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Interest rate risk is the risk that interest rates rise and fall over time. For example, the value of fixed-income securities generally decrease when interest rates rise, which may cause the Fund’s value to decrease. Also, investments in fixed-income securities with longer maturities fluctuate more in response to interest rate changes. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.
Teucrium No K-1 Wheat ETF | Commodity-Linked Derivatives Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Commodity-Linked Derivatives Tax Risk. As a RIC, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income under the Code. The income of the Fund from certain commodity-linked derivatives may be treated as non-qualifying income for purposes of the Fund’s qualification as a RIC, in which case, the Fund might fail to qualify as a RIC and be subject to federal income tax at the Fund level. To the extent the Fund invests directly in commodity-linked derivatives, the Fund will seek to restrict its income from such instruments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with the qualifying income test necessary for the Fund to qualify as a RIC under Subchapter M of the Code. However, the Fund may generate more non-qualifying income than anticipated, may not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or may not be able to accurately predict the non-qualifying income from these investments.
The extent to which the Fund invests in commodity-linked derivatives may be limited by the qualifying income and asset diversification tests, which the Fund must continue to satisfy to maintain its status as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Failure to comply with the requirements for qualification as a RIC could have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income requirement, but in order to do so the Fund may incur significant
Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns. The tax treatment of certain commodity-linked derivatives may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.
Teucrium No K-1 Wheat ETF | Commodity Pool Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]	Commodity Pool Regulatory Risk. The Fund’s investment exposure to commodities futures will cause it to be deemed to be a commodity pool, thereby subjecting the Fund to regulation under the Commodity Exchange Act (“CEA”) and CFTC rules. The Adviser is registered as a Commodity Trading Advisor (“CTA”) and a Commodity Pool Operator (“CPO”), and the Fund will be operated in accordance with applicable CFTC rules, as well as the regulatory scheme applicable to registered investment companies. Registration as a CPO imposes additional compliance obligations on the Adviser and the Fund related to additional laws, regulations, and enforcement policies, which could increase compliance costs and may affect the operations and financial performance of the Fund.
Teucrium No K-1 Wheat ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. Investing in derivatives involves entering into contracts with third parties (i.e., counterparties). The use of derivatives involves risks that are different from those associated with ordinary portfolio securities transactions. The Fund will be subject to credit risk (i.e., the risk that a counterparty is or is perceived to be unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, or if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the value of an investment in the Fund may decline. The counterparty to a listed futures contract is the derivatives clearing organization for the listed future. The listed future is held through a futures commission merchant (“FCM”) acting on behalf of the Fund. Consequently, the counterparty risk on a listed futures contract is the creditworthiness of the FCM and the exchange’s clearing corporation.
Teucrium No K-1 Wheat ETF | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.
Teucrium No K-1 Wheat ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; and illiquidity of the derivative investments. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at inopportune times (e.g., at a loss to comply with limits on leverage imposed by the 1940 Act or when the Adviser otherwise would have preferred to hold the investment) or to meet redemption requests. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns. To the extent the Fund invests in such derivative instruments, the value of the Fund’s portfolio is likely to experience greater volatility over short-term periods.
◦Futures Contracts Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts, which may adversely affect the Fund’s NAV and total return, are: (a) the imperfect correlation between the change in market value of the futures contract and the price of commodity; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell investments from its portfolio to meet daily variation margin requirements, and the Fund may have to sell investments at a time when it may be disadvantageous to do so.
◦Cost of Futures Investment Risk. When a commodities futures contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a commodities futures contract with a later expiration date. This practice is commonly referred to as “rolling.” The costs associated with rolling commodities futures contract typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of the Fund. In addition, the presence of contango in certain futures contracts at the time of rolling would be expected to adversely affect the Fund. Similarly, the presence of backwardation in certain futures contracts at the time of rolling such contracts would be expected to positively affect the Fund. The futures contracts markets have experienced, and are likely to experience again in the future, extended periods in which contango or backwardation have affected various types of futures contracts. These extended periods have caused in the past, and may cause in the future, significant losses.
◦Swap Agreements Risk. Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying commodity). Swap agreements may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties or, for certain standardized swaps, must be exchange-traded through an FCM and/or cleared through a clearinghouse that serves as a central counterparty. Swap agreements may be subject to fees and expenses, and by investing in swaps indirectly through the Fund, a shareholder will bear the expenses of such derivatives in addition to expenses of the Fund. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. While exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps, which could increase the cost of swap transactions to the Fund and impose added operational complexity.
Teucrium No K-1 Wheat ETF | Derivatives Risk, Futures Contracts Risk Member
Prospectus [Line Items]
Risk [Text Block]	Futures Contracts Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts, which may adversely affect the Fund’s NAV and total return, are: (a) the imperfect correlation between the change in market value of the futures contract and the price of commodity; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell investments from its portfolio to meet daily variation margin requirements, and the Fund may have to sell investments at a time when it may be disadvantageous to do so.
Teucrium No K-1 Wheat ETF | Derivatives Risk, Cost Of Futures Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cost of Futures Investment Risk. When a commodities futures contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a commodities futures contract with a later expiration date. This practice is commonly referred to as “rolling.” The costs associated with rolling commodities futures contract typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of the Fund. In addition, the presence of contango in certain futures contracts at the time of rolling would be expected to adversely affect the Fund. Similarly, the presence of backwardation in certain futures contracts at the time of rolling such contracts would be expected to positively affect the Fund. The futures contracts markets have experienced, and are likely to experience again in the future, extended periods in which contango or backwardation have affected various types of futures contracts. These extended periods have caused in the past, and may cause in the future, significant losses.
Teucrium No K-1 Wheat ETF | Early Close/Trading Halt Risk Member
Prospectus [Line Items]
Risk [Text Block]	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific investments, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses.
Teucrium No K-1 Wheat ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
•ETF Risks. The Fund is an ETF and, as a result of its structure, is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading Risk. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
Teucrium No K-1 Wheat ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Teucrium No K-1 Wheat ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
Teucrium No K-1 Wheat ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
Teucrium No K-1 Wheat ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading Risk. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
Teucrium No K-1 Wheat ETF | Investment Capacity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Teucrium No K-1 Wheat ETF | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund's returns because the Fund may be unable to transact at advantageous times or prices.
Teucrium No K-1 Wheat ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, government actions or interventions (including, but not limited, to the threat or imposition of tariffs, trade restrictions, currency restrictions or similar actions) as well as developments related to economic, political (including geopolitical), social, public health, market, extreme weather, natural or man-made disasters, or other conditions or events have in the past and may in the future result in volatility in financial markets and reduced liquidity in equity, credit, and/or debt markets, which could adversely impact the Fund and its investments and their value and performance. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.
Teucrium No K-1 Wheat ETF | Subsidiary Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Subsidiary Investment Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.
Teucrium No K-1 Wheat ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk. The Fund may gain most of its exposure to the commodities markets through its investment in the Subsidiary, which may invest directly in commodity-linked derivative instruments, including commodities futures and reverse repurchase agreements. In order for the Fund to qualify as a RIC under Subchapter M of the Code, the Fund must, among other requirements, derive at least 90% of its gross income for each taxable year from sources generating “qualifying income” for purposes of the “qualifying income test,” which is described in more detail in the section titled “Federal Income Taxes” in the SAI. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M of the Code for qualification as a RIC. The “Subpart F” income (defined in Section 951 of the Code to include passive income, including from commodity-linked derivatives) of the Fund attributable to its investment in the Subsidiary is “qualifying income” to the Fund to the extent that such income is derived with respect to the Fund’s business of investing in stock, securities or currencies. The Fund expects its “Subpart F” income attributable to its investment in the Subsidiary to be derived with respect to the Fund’s business of investing in stock, securities or currencies and accordingly expects its “Subpart F” income attributable to its investment in the Subsidiary to be treated as “qualifying income.” The Fund generally will be required to include in its own taxable income the “Subpart F” income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a RIC and would be taken into account for purposes of the 4% excise tax. The Adviser will carefully monitor the Fund’s investments in the Subsidiary to ensure that no more than 25% of the Fund’s assets are invested in the Subsidiary to comply with the Fund’s asset diversification test as described in more detail in the SAI. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Board may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies. In the event that the Fund fails to qualify as a RIC, the Fund will promptly notify shareholders of the implications of that failure.
Teucrium No K-1 Wheat ETF | Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than readily available market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
Teucrium No K-1 Wheat ETF | Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]	Volatility Risk. The value of certain of the Fund’s investments, including commodities futures, is subject to market risk. Market risk is the risk that the value of the investments to which the Fund is exposed will fall, which could occur due to general market or economic conditions or other factors.
Teucrium No K-1 Wheat ETF | Whipsaw Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Whipsaw Markets Risk. The Fund may be subject to the forces of “whipsaw” markets (as opposed to choppy or stable markets), in which significant price movements develop but then repeatedly reverse. “Whipsaw” describes a situation where a security’s price is moving in one direction but then quickly pivots to move in the opposite direction. Such market conditions could cause substantial losses to the Fund.
Teucrium No K-1 Wheat ETF | Derivatives Risk, Swap Agreements Risk Member
Prospectus [Line Items]
Risk [Text Block]	◦Swap Agreements Risk. Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying commodity). Swap agreements may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties or, for certain standardized swaps, must be exchange-traded through an FCM and/or cleared through a clearinghouse that serves as a central counterparty. Swap agreements may be subject to fees and expenses, and by investing in swaps indirectly through the Fund, a shareholder will bear the expenses of such derivatives in addition to expenses of the Fund. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. While exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps, which could increase the cost of swap transactions to the Fund and impose added operational complexity.
Teucrium No K-1 Wheat ETF | Exchange-Traded Products Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Exchange-Traded Products Risk. The risks of owning interests of an ETP generally reflect the same risks as owning the underlying securities or other instruments that the ETP is designed to track. The shares of certain ETPs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value of an ETP’s shares). For example, supply and demand for shares of an ETF or market disruptions may cause the market price of the ETP to deviate from the value of the ETP’s investments, which may be emphasized in less liquid markets. By investing in an ETP, the Fund indirectly bears the proportionate share of any fees and expenses of the ETP in addition to the fees and expenses that the Fund and its shareholders directly bear in connection with the Fund's operations. Because the ETPs have a significant portion of their assets exposed directly or indirectly to commodities or commodity-linked securities, developments affecting commodities may have a disproportionate impact on such ETPs and may subject the ETPs to greater volatility than investments in traditional securities.

Teucrium No K-1 Wheat ETF | High Portfolio Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]	High Portfolio Turnover Risk. The Fund, through the Subsidiary, may frequently buy and sell futures contracts and other assets as part of the Fund’s strategy to obtain exposure to agricultural commodities. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.
Teucrium No K-1 Wheat ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision.
Teucrium No K-1 Wheat ETF | Reverse Repurchase Agreements Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Reverse Repurchase Agreements Risk. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at an agreed-upon price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities.

Teucrium No K-1 Wheat ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Teucrium No K-1 Wheat ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a lesser number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Teucrium 2x Daily Wheat ETF | Agricultural Commodities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Agricultural Commodities Risk. The price and availability of agricultural commodities is influenced by economic and industry conditions, including but not limited to supply and demand factors such as: crop disease; weed control; water and fertilizer availability; various planting, growing, or harvesting problems; severe weather conditions such as drought, floods, heavy rains, frost, or natural disasters that are difficult to anticipate and that cannot be controlled. The U.S. prices of agricultural commodities may be subject to risks relating to the demand and distribution of such commodities in foreign countries, such as: uncontrolled fires (including arson); challenges in doing business with foreign companies; legal and regulatory restrictions; transportation costs; interruptions in energy supply; currency exchange rate fluctuations; and political and economic instability. Additionally, demand for agricultural commodities is affected by changes in consumer tastes, national, regional and local economic conditions, and demographic trends.
Agricultural commodity production is subject to United States and foreign policies and regulations that materially affect operations. Governmental policies affecting the agricultural industry, such as taxes, tariffs, duties, subsidies, incentives, acreage control, and import and export restrictions on agricultural commodities and commodity products, can influence the planting of certain crops, the location and size of crop production, the volume and types of imports and exports, and industry profitability. Additionally, commodity production is affected by laws and regulations relating to, but not limited to, the sourcing, transporting, storing and processing of agricultural raw materials as well as the transporting, storing and distributing of related agricultural products. Agricultural commodity producers also may need to comply with various environmental laws and regulations, such as those regulating the use of certain pesticides, and local laws that regulate the production of genetically modified crops. In addition, international trade disputes can adversely affect agricultural commodity trade flows by limiting or disrupting trade between countries or regions.
Seasonal fluctuations in the price of agricultural commodities may cause risk to an investor because of the possibility that Share prices will be depressed because of the relevant harvest cycles. In the futures market, fluctuations are typically reflected in contracts expiring in the harvest season (i.e., in the case of wheat, contracts expiring during the spring and early summer are typically priced lowest). Thus, seasonal fluctuations could result in an investor incurring losses upon the sale of Shares, particularly if the investor needs to sell Shares when a Wheat Futures Contract is, in whole or part, expiring in the harvest season for the specified commodity.
◦Risks Specific to Wheat. Demand for food products made from wheat flour is affected by changes in consumer tastes, national, regional and local economic conditions, and demographic trends. More specifically, demand for such food products in the United States is relatively unaffected by changes in wheat prices or disposable income but is closely tied to tastes and preferences. For example, in recent years the increase in the popularity of low-carbohydrate diets caused the consumption of wheat flour to decrease rapidly. Export demand for wheat fluctuates yearly, based largely on crop yields in the importing countries, which can be impacted by various factors, including geopolitical events in such countries, such as the ongoing conflict in Ukraine.
Teucrium 2x Daily Wheat ETF | Agricultural Commodities Risk, Risks Specific To Wheat Member
Prospectus [Line Items]
Risk [Text Block]	Risks Specific to Wheat. Demand for food products made from wheat flour is affected by changes in consumer tastes, national, regional and local economic conditions, and demographic trends. More specifically, demand for such food products in the United States is relatively unaffected by changes in wheat prices or disposable income but is closely tied to tastes and preferences. For example, in recent years the increase in the popularity of low-carbohydrate diets caused the consumption of wheat flour to decrease rapidly. Export demand for wheat fluctuates yearly, based largely on crop yields in the importing countries, which can be impacted by various factors, including geopolitical events in such countries, such as the ongoing conflict in Ukraine.
Teucrium 2x Daily Wheat ETF | Cash Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Transaction Risk. The Fund expects to effect all of its creations and redemptions for cash, rather than in-kind securities. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Further, effecting purchases and redemptions primarily in cash may cause the Fund to incur certain costs, such as portfolio transaction costs. These costs can decrease the Fund’s NAV if not offset by an authorized participant transaction fee.
Teucrium 2x Daily Wheat ETF | Clearing Broker Risk Member
Prospectus [Line Items]
Risk [Text Block]	Clearing Broker Risk. The failure or bankruptcy of the Fund’s and the Subsidiary’s clearing broker could result in a substantial loss of Fund assets. Under current CFTC regulations, a clearing broker maintains customers’ assets in a bulk segregated account. If a clearing broker fails to do so or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker’s bankruptcy. In that event, the clearing broker’s customers, such as the Fund and the Subsidiary, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker’s customers.
Teucrium 2x Daily Wheat ETF | Collateral Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Collateral Securities Risk. Collateral may include obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including bills, notes, and bonds issued by the U.S. Treasury, as well as money market funds and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund. The Fund’s investments in U.S. government securities will change in value in response to interest rate changes and other factors, such as the perception of an issuer’s creditworthiness. Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds. Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Interest rate risk is the risk that interest rates rise and fall over time. For example, the value of fixed-income securities generally decrease when interest rates rise, which may cause the Fund’s value to decrease. Also, investments in fixed-income securities with longer maturities fluctuate more in response to interest rate changes. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.
Teucrium 2x Daily Wheat ETF | Commodity-Linked Derivatives Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Commodity-Linked Derivatives Tax Risk. As a RIC, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income under the Code. The income of the Fund from certain commodity-linked derivatives may be treated as non-qualifying income for purposes of the Fund’s qualification as a RIC, in which case, the Fund might fail to qualify as a RIC and be subject to federal income tax at the Fund level. To the extent the Fund invests directly in commodity-linked derivatives, the Fund will seek to restrict its income from such instruments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with the qualifying income test necessary for the Fund to qualify as a RIC under Subchapter M of the Code. However, the Fund may generate more non-qualifying income than anticipated, may not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or may not be able to accurately predict the non-qualifying income from these investments. The extent to which the Fund invests in commodity-linked derivatives may be limited by the qualifying income and asset diversification tests, which the Fund must continue to satisfy to maintain its status as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Failure to comply with the requirements for qualification as a RIC could have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income requirement, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns. The tax treatment of certain commodity-linked derivatives may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.
Teucrium 2x Daily Wheat ETF | Commodity Pool Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]	Commodity Pool Regulatory Risk. The Fund’s investment exposure to commodities futures will cause it to be deemed to be a commodity pool, thereby subjecting the Fund to regulation under the Commodity Exchange Act (“CEA”) and CFTC rules. The Adviser is registered as a Commodity Trading Advisor (“CTA”) and a Commodity Pool Operator (“CPO”), and the Fund will be operated in accordance with applicable CFTC rules, as well as the regulatory scheme applicable to registered investment companies. Registration as a CPO imposes additional compliance obligations on the Adviser and the Fund related to additional laws, regulations, and enforcement policies, which could increase compliance costs and may affect the operations and financial performance of the Fund.
Teucrium 2x Daily Wheat ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. Investing in derivatives involves entering into contracts with third parties (i.e., counterparties). The use of derivatives involves risks that are different from those associated with ordinary portfolio securities transactions. The Fund will be subject to credit risk (i.e., the risk that a counterparty is or is perceived to be unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, or if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the value of an investment in the Fund may decline. The counterparty to a listed futures contract is the derivatives clearing organization for the listed future. The listed future is held through a futures commission merchant (“FCM”) acting on behalf of the Fund. Consequently, the counterparty risk on a listed futures contract is the creditworthiness of the FCM and the exchange’s clearing corporation.
Teucrium 2x Daily Wheat ETF | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.
Teucrium 2x Daily Wheat ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; and illiquidity of the derivative investments. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at inopportune times (e.g., at a loss to comply with limits on leverage imposed by the 1940 Act or when the Adviser otherwise would have preferred to hold the investment) or to meet redemption requests. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns. To the extent the Fund invests in such derivative instruments, the value of the Fund’s portfolio is likely to experience greater volatility over short-term periods.
◦Futures Contracts Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts, which may adversely affect the Fund’s NAV and total return, are: (a) the imperfect correlation between the change in market value of the futures contract and the price of commodity; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell investments from its portfolio to meet daily variation margin requirements, and the Fund may have to sell investments at a time when it may be disadvantageous to do so.
◦Cost of Futures Investment Risk. When a commodities futures contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a commodities futures contract with a later expiration date. This practice is commonly referred to as “rolling.” The costs associated with rolling commodities futures contract typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of the Fund. In addition, the presence of contango in certain futures contracts at the time of rolling would be expected to adversely affect the Fund. Similarly, the presence of backwardation in certain futures contracts at the time of rolling such contracts would be expected to positively affect the Fund. The futures contracts markets have experienced, and are likely to experience again in the future, extended periods in which contango or backwardation have affected various types of futures contracts. These extended periods have caused in the past, and may cause in the future, significant losses.
◦Swap Agreements Risk. Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying commodity). Swap agreements may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties or, for certain standardized swaps, must be exchange-traded through an FCM and/or cleared through a clearinghouse that serves as a central counterparty. Swap agreements may be subject to fees and expenses, and by investing in swaps indirectly through the Fund, a shareholder will bear the expenses of such derivatives in addition to expenses of the Fund. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. While exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps, which could increase the cost of swap transactions to the Fund and impose added operational complexity.
Teucrium 2x Daily Wheat ETF | Derivatives Risk, Futures Contracts Risk Member
Prospectus [Line Items]
Risk [Text Block]	Futures Contracts Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts, which may adversely affect the Fund’s NAV and total return, are: (a) the imperfect correlation between the change in market value of the futures contract and the price of commodity; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell investments from its portfolio to meet daily variation margin requirements, and the Fund may have to sell investments at a time when it may be disadvantageous to do so.
Teucrium 2x Daily Wheat ETF | Derivatives Risk, Cost Of Futures Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cost of Futures Investment Risk. When a commodities futures contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a commodities futures contract with a later expiration date. This practice is commonly referred to as “rolling.” The costs associated with rolling commodities futures contract typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of the Fund. In addition, the presence of contango in certain futures contracts at the time of rolling would be expected to adversely affect the Fund. Similarly, the presence of backwardation in certain futures contracts at the time of rolling such contracts would be expected to positively affect the Fund. The futures contracts markets have experienced, and are likely to experience again in the future, extended periods in which contango or backwardation have affected various types of futures contracts. These extended periods have caused in the past, and may cause in the future, significant losses.
Teucrium 2x Daily Wheat ETF | Early Close/Trading Halt Risk Member
Prospectus [Line Items]
Risk [Text Block]	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific investments, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses.
Teucrium 2x Daily Wheat ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an ETF and, as a result of its structure, is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading Risk. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
Teucrium 2x Daily Wheat ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Teucrium 2x Daily Wheat ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
Teucrium 2x Daily Wheat ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
Teucrium 2x Daily Wheat ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading Risk. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
Teucrium 2x Daily Wheat ETF | Investment Capacity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Teucrium 2x Daily Wheat ETF | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund's returns because the Fund may be unable to transact at advantageous times or prices.
Teucrium 2x Daily Wheat ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, government actions or interventions (including, but not limited, to the threat or imposition of tariffs, trade restrictions, currency restrictions or similar actions) as well as developments related to economic, political (including geopolitical), social, public health, market, extreme weather, natural or man-made disasters, or other conditions or events have in the past and may in the future result in volatility in financial markets and reduced liquidity in equity, credit, and/or debt markets, which could adversely impact the Fund and its investments and their value and performance. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.
Teucrium 2x Daily Wheat ETF | Subsidiary Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Subsidiary Investment Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.
Teucrium 2x Daily Wheat ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk. The Fund may gain most of its exposure to the commodities markets through its investment in the Subsidiary, which may invest directly in commodity-linked derivative instruments, including commodities futures and reverse repurchase agreements. In order for the Fund to qualify as a RIC under Subchapter M of the Code, the Fund must, among other requirements, derive at least 90% of its gross income for each taxable year from sources generating “qualifying income” for purposes of the “qualifying income test,” which is described in more detail in the section titled “Federal Income Taxes” in the SAI. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M of the Code for qualification as a RIC. The “Subpart F” income (defined in Section 951 of the Code to include passive income, including from commodity-linked derivatives) of the Fund attributable to its investment in the Subsidiary is “qualifying income” to the Fund to the extent that such income is derived with respect to the Fund’s business of investing in stock, securities or currencies. The Fund expects its “Subpart F” income attributable to its investment in the Subsidiary to be derived with respect to the Fund’s business of investing in stock, securities or currencies and accordingly expects its “Subpart F” income attributable to its investment in the Subsidiary to be treated as “qualifying income.” The Fund generally will be required to include in its own taxable income the “Subpart F” income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a RIC and would be taken into account for purposes of the 4% excise tax. The Adviser will carefully monitor the Fund’s investments in the Subsidiary to ensure that no more than 25% of the Fund’s assets are invested in the Subsidiary to comply with the Fund’s asset diversification test as described in more detail in the SAI. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Board may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies. In the event that the Fund fails to qualify as a RIC, the Fund will promptly notify shareholders of the implications of that failure.
Teucrium 2x Daily Wheat ETF | Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than readily available market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
Teucrium 2x Daily Wheat ETF | Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]	Volatility Risk. The value of certain of the Fund’s investments, including commodities futures, is subject to market risk. Market risk is the risk that the value of the investments to which the Fund is exposed will fall, which could occur due to general market or economic conditions or other factors.
Teucrium 2x Daily Wheat ETF | Whipsaw Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Whipsaw Markets Risk. The Fund may be subject to the forces of “whipsaw” markets (as opposed to choppy or stable markets), in which significant price movements develop but then repeatedly reverse. “Whipsaw” describes a situation where a security’s price is moving in one direction but then quickly pivots to move in the opposite direction. Such market conditions could cause substantial losses to the Fund.
Teucrium 2x Daily Wheat ETF | Derivatives Risk, Swap Agreements Risk Member
Prospectus [Line Items]
Risk [Text Block]
Teucrium 2x Daily Wheat ETF | Exchange-Traded Products Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Exchange-Traded Products Risk. The risks of owning interests of an ETP generally reflect the same risks as owning the underlying securities or other instruments that the ETP is designed to track. The shares of certain ETPs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value of an ETP’s shares). For example, supply and demand for shares of an ETF or market disruptions may cause the market price of the ETP to deviate from the value of the ETP’s investments, which may be emphasized in less liquid markets. By investing in an ETP, the Fund indirectly bears the proportionate share of any fees and expenses of the ETP in addition to the fees and expenses that the Fund and its shareholders directly bear in connection with the Fund's operations. Because the ETPs have a significant portion of their assets exposed directly or indirectly to commodities or commodity-linked securities, developments affecting commodities may have a disproportionate impact on such ETPs and may subject the ETPs to greater volatility than investments in traditional securities.

Teucrium 2x Daily Wheat ETF | High Portfolio Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]	High Portfolio Turnover Risk. The Fund, through the Subsidiary, may frequently buy and sell futures contracts and other assets as part of the Fund’s strategy to obtain exposure to agricultural commodities. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.
Teucrium 2x Daily Wheat ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, government actions or interventions (including, but not limited, to the threat or imposition of tariffs, trade restrictions, currency restrictions or similar actions) as well as developments related to economic, political (including geopolitical), social, public health, market, extreme weather, natural or man-made disasters, or other conditions or events have in the past and may in the future result in volatility in financial markets and reduced liquidity in equity, credit, and/or debt markets, which could adversely impact the Fund and its investments and their value and performance. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.
Teucrium 2x Daily Wheat ETF | Reverse Repurchase Agreements Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Reverse Repurchase Agreements Risk. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at an agreed-upon price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities.

Teucrium 2x Daily Wheat ETF | Daily Correlation/Tracking Risk Member
Prospectus [Line Items]
Risk [Text Block]	Daily Correlation/Tracking Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the price performance of wheat and therefore achieve its daily leveraged investment objective. To achieve a high degree of correlation with the price performance of wheat, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily leveraged investment objective. In addition, the Fund’s exposure to the price of wheat is impacted by the movement of the price of wheat. Because of this, it is unlikely that the Fund will be perfectly exposed to the price performance of wheat at the end of each day. The possibility of the Fund being materially over- or under-exposed to the price performance of wheat increases on days when the price of wheat is volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.
The Fund may have difficulty achieving its daily leveraged investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in exchange-traded products, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the price of wheat. The Fund may take or refrain from taking positions to improve the tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Fund’s correlation to the price performance of wheat.

Teucrium 2x Daily Wheat ETF | Effects Of Compounding And Market Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]	Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from two times (2x) the price performance of wheat, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily. For a leveraged fund, if adverse daily performance of the price of wheat reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the price of wheat increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.
The effect of compounding becomes more pronounced as volatility of the price of wheat and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the price of wheat during the shareholder’s holding period of an investment in the Fund.
The chart below provides examples of how reference price volatility could affect the Fund’s performance. The chart illustrates the impact of two factors that affect the Fund’s performance: wheat price volatility and the price performance of wheat. The price performance of wheat shows the percentage change in the price of wheat over the specified time period, while wheat price volatility is a statistical measure of the magnitude of fluctuations in the price performance during that time period. As illustrated below, even if the price change over two equal time periods is identical, different price volatility (i.e., fluctuations in the rates of return) during the two time periods could result in drastically different Fund performance for the two time periods due to the effects of compounding daily returns during the time periods.
Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) price volatility; b) price performance; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses. The chart below illustrates the impact of two principal factors – price volatility and price performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of price volatility and price performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the reference asset; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher price volatility, compounding will cause results for periods longer than a trading day to vary from two times (2x) the performance of the price of wheat.
As shown in the chart below, the Fund would be expected to lose 6.1% if the price of wheat did not change over a one year period during which the price experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the price is flat. For instance, if the annualized volatility of the price of wheat is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative change in the price of wheat for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than two times (2x) the change in the price of wheat and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than two times (2x) the change in the price of wheat. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation/Tracking Risk” above.

One Year Price Performance	Two Times (2x) One Year Price Performance	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

Teucrium 2x Daily Wheat ETF | Intra-Day Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the price of wheat at the market close on the first trading day and the price of wheat at the time of purchase. If the price of wheat increases, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the price of wheat declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of the price performance of wheat.
If there is a significant intra-day market event and/or the price of wheat experiences a significant decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on the NYSE Arca, Inc. and incur significant losses.

Teucrium 2x Daily Wheat ETF | Leverage Risk Member
Prospectus [Line Items]
Risk [Text Block]	Leverage Risk. The Fund seeks to achieve and maintain the exposure to the price of wheat for future delivery by using leverage inherent in futures contracts. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Futures trading involves a degree of leverage and as a result, a relatively small price movement in futures instruments may result in immediate and substantial losses to the Fund.
Teucrium 2x Daily Wheat ETF | Limited Operating History Risk Member
Prospectus [Line Items]
Risk [Text Block]	Limited Operating History Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.
Teucrium 2x Daily Wheat ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Teucrium 2x Daily Wheat ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a lesser number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Teucrium No K-1 Sugar ETF | Active Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Active Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s success or failure to implement strategies for the Fund. The Fund invests in complex instruments (each described below), including futures contracts. Such instruments may create enhanced risks for the Fund and the Adviser’s ability to control the Fund’s level of risk will depend on the Adviser’s skill in managing such instruments. In addition, the Adviser’s evaluations and assumptions regarding investments, interest rates, inflation, and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.
Teucrium No K-1 Sugar ETF | Agricultural Commodities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Agricultural Commodities Risk. The price and availability of agricultural commodities is influenced by economic and industry conditions, including but not limited to supply and demand factors such as: crop disease; weed control; water and fertilizer availability; various planting, growing, or harvesting problems; severe weather conditions such as drought, floods, heavy rains, frost, or natural disasters that are difficult to anticipate and that cannot be controlled. The U.S. prices of agricultural commodities may be subject to risks relating to the demand and distribution of such commodities in foreign countries, such as: uncontrolled fires (including arson); challenges in doing business with foreign companies; legal and regulatory restrictions; transportation costs; interruptions in energy supply; currency exchange rate fluctuations; and political and economic instability. Additionally, demand for agricultural commodities is affected by changes in consumer tastes, national, regional and local economic conditions, and demographic trends.
Agricultural commodity production is subject to United States and foreign policies and regulations that materially affect operations. Governmental policies affecting the agricultural industry, such as taxes, tariffs, duties, subsidies, incentives, acreage control, and import and export restrictions on agricultural commodities and commodity products, can influence the planting of certain crops, the location and size of crop production, the volume and types of imports and exports, and industry profitability. Additionally, commodity production is affected by laws and regulations relating to, but not limited to, the sourcing, transporting, storing and processing of agricultural raw materials as well as the transporting, storing and distributing of related agricultural products. Agricultural commodity producers also may need to comply with various environmental laws and regulations, such as those regulating the use of certain pesticides, and local laws that regulate the production of genetically modified crops. In addition, international trade disputes can adversely affect agricultural commodity trade flows by limiting or disrupting trade between countries or regions.
Seasonal fluctuations in the price of agricultural commodities may cause risk to an investor because of the possibility that Share prices will be depressed because of the relevant harvest cycles. In the futures market, fluctuations are typically reflected in contracts expiring in the harvest season (i.e., in the case of sugar, contracts expiring during the spring and early summer are typically priced lowest). Thus, seasonal fluctuations could result in an investor incurring losses upon the sale of Shares, particularly if the investor needs to sell Shares when a Sugar Futures Contract is, in whole or part, expiring in the harvest season for the specified commodity.
◦Risks Specific to Sugar. The spread of consumerism and the rising affluence of emerging nations such as China and India have created increased demand for sugar. An influx of people in developing countries moving from rural to urban areas may create more disposable income to be spent on sugar products and might also reduce sugar production in rural areas on account of worker shortages, all of which could result in upward pressure on sugar prices. In addition, global demand for sugar to produce ethanol has also been a significant factor affecting the price of sugar. On the other hand, public health concerns regarding obesity, heart disease and diabetes, particularly in developed countries, may reduce demand for sugar. In light of the time it takes to grow sugarcane and sugar beets and the cost of new facilities for processing these crops, it may not be possible to increase supply quickly or in a cost-effective manner in response to an increase in demand.
Teucrium No K-1 Sugar ETF | Agricultural Commodities Risk, Risks Specific To Sugar Member
Prospectus [Line Items]
Risk [Text Block]	Risks Specific to Sugar. The spread of consumerism and the rising affluence of emerging nations such as China and India have created increased demand for sugar. An influx of people in developing countries moving from rural to urban areas may create more disposable income to be spent on sugar products and might also reduce sugar production in rural areas on account of worker shortages, all of which could result in upward pressure on sugar prices. In addition, global demand for sugar to produce ethanol has also been a significant factor affecting the price of sugar. On the other hand, public health concerns regarding obesity, heart disease and diabetes, particularly in developed countries, may reduce demand for sugar. In light of the time it takes to grow sugarcane and sugar beets and the cost of new facilities for processing these crops, it may not be possible to increase supply quickly or in a cost-effective manner in response to an increase in demand.
Teucrium No K-1 Sugar ETF | Cash Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Transaction Risk. The Fund expects to effect all of its creations and redemptions for cash, rather than in-kind securities. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Further, effecting purchases and redemptions primarily in cash may cause the Fund to incur certain costs, such as portfolio transaction costs. These costs can decrease the Fund’s NAV if not offset by an authorized participant transaction fee.
Teucrium No K-1 Sugar ETF | Clearing Broker Risk Member
Prospectus [Line Items]
Risk [Text Block]	Clearing Broker Risk. The failure or bankruptcy of the Fund’s and the Subsidiary’s clearing broker could result in a substantial loss of Fund assets. Under current CFTC regulations, a clearing broker maintains customers’ assets in a bulk segregated account. If a clearing broker fails to do so or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker’s bankruptcy. In that event, the clearing broker’s customers, such as the Fund and the Subsidiary, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker’s customers.
Teucrium No K-1 Sugar ETF | Collateral Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Collateral Securities Risk. Collateral may include obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including bills, notes, and bonds issued by the U.S. Treasury, as well as money market funds and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund. The Fund’s investments in U.S. government securities will change in value in response to interest rate changes and other factors, such as the perception of an issuer’s creditworthiness. Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds. Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Interest rate risk is the risk that interest rates rise and fall over time. For example, the value of fixed-income securities generally decrease when interest rates rise, which may cause the Fund’s value to decrease. Also, investments in fixed-income securities with longer maturities fluctuate more in response to interest rate changes. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.
Teucrium No K-1 Sugar ETF | Commodity-Linked Derivatives Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Commodity-Linked Derivatives Tax Risk. As a RIC, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income under the Code. The income of the Fund from certain commodity-linked derivatives may be treated as non-qualifying income for purposes of the Fund’s qualification as a RIC, in which case, the Fund might fail to qualify as a RIC and be subject to federal income tax at the Fund level. To the extent the Fund invests directly in commodity-linked derivatives, the Fund will seek to restrict its income from such instruments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with the qualifying income test necessary for the Fund to qualify as a RIC under Subchapter M of the Code. However, the Fund may generate more non-qualifying income than anticipated, may not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or may not be able to accurately predict the non-qualifying income from these investments.
The extent to which the Fund invests in commodity-linked derivatives may be limited by the qualifying income and asset diversification tests, which the Fund must continue to satisfy to maintain its status as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Failure to comply with the requirements for qualification as a RIC could have significant negative tax consequences to Fund shareholders. Under certain circumstances, the
Fund may be able to cure a failure to meet the qualifying income requirement, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns. The tax treatment of certain commodity-linked derivatives may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.
Teucrium No K-1 Sugar ETF | Commodity Pool Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]	Commodity Pool Regulatory Risk. The Fund’s investment exposure to commodities futures will cause it to be deemed to be a commodity pool, thereby subjecting the Fund to regulation under the Commodity Exchange Act (“CEA”) and CFTC rules. The Adviser is registered as a Commodity Trading Advisor (“CTA”) and a Commodity Pool Operator (“CPO”), and the Fund will be operated in accordance with applicable CFTC rules, as well as the regulatory scheme applicable to registered investment companies. Registration as a CPO imposes additional compliance obligations on the Adviser and the Fund related to additional laws, regulations, and enforcement policies, which could increase compliance costs and may affect the operations and financial performance of the Fund.
Teucrium No K-1 Sugar ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. Investing in derivatives involves entering into contracts with third parties (i.e., counterparties). The use of derivatives involves risks that are different from those associated with ordinary portfolio securities transactions. The Fund will be subject to credit risk (i.e., the risk that a counterparty is or is perceived to be unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, or if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the value of an investment in the Fund may decline. The counterparty to a listed futures contract is the derivatives clearing organization for the listed future. The listed future is held through a futures commission merchant (“FCM”) acting on behalf of the Fund. Consequently, the counterparty risk on a listed futures contract is the creditworthiness of the FCM and the exchange’s clearing corporation.
Teucrium No K-1 Sugar ETF | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.
Teucrium No K-1 Sugar ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; and illiquidity of the derivative investments. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at inopportune times (e.g., at a loss to comply with limits on leverage imposed by the 1940 Act or when the Adviser otherwise would have preferred to hold the investment) or to meet redemption requests. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns. To the extent the Fund invests in such derivative instruments, the value of the Fund’s portfolio is likely to experience greater volatility over short-term periods.
◦Futures Contracts Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts, which may adversely affect the Fund’s NAV and total return, are: (a) the imperfect correlation between the change in market value of the futures contract and the price of commodity; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell investments from its portfolio to meet daily variation margin requirements, and the Fund may have to sell investments at a time when it may be disadvantageous to do so.
◦Cost of Futures Investment Risk. When a commodities futures contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a commodities futures contract with a later expiration date. This practice is commonly referred to as “rolling.” The costs associated with rolling commodities futures contract typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of the Fund. In addition, the presence of contango in certain futures contracts at the time of rolling would be expected to adversely affect the Fund. Similarly, the presence of backwardation in certain futures contracts at the time of rolling such contracts would be expected to positively affect the Fund. The futures contracts markets have experienced, and are likely to experience again in the future, extended periods in which contango or backwardation have affected various types of futures contracts. These extended periods have caused in the past, and may cause in the future, significant losses.
◦Swap Agreements Risk. Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying commodity). Swap agreements may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties or, for certain standardized swaps, must be exchange-traded through an FCM and/or cleared through a clearinghouse that serves as a central counterparty. Swap agreements may be subject to fees and expenses, and by investing in swaps indirectly through the Fund, a shareholder will bear the expenses of such derivatives in addition to expenses of the Fund. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. While exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps, which could increase the cost of swap transactions to the Fund and impose added operational complexity.
Teucrium No K-1 Sugar ETF | Derivatives Risk, Futures Contracts Risk Member
Prospectus [Line Items]
Risk [Text Block]	Futures Contracts Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts, which may adversely affect the Fund’s NAV and total return, are: (a) the imperfect correlation between the change in market value of the futures contract and the price of commodity; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell investments from its portfolio to meet daily variation margin requirements, and the Fund may have to sell investments at a time when it may be disadvantageous to do so.
Teucrium No K-1 Sugar ETF | Derivatives Risk, Cost Of Futures Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cost of Futures Investment Risk. When a commodities futures contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a commodities futures contract with a later expiration date. This practice is commonly referred to as “rolling.” The costs associated with rolling commodities futures contract typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of the Fund. In addition, the presence of contango in certain futures contracts at the time of rolling would be expected to adversely affect the Fund. Similarly, the presence of backwardation in certain futures contracts at the time of rolling such contracts would be expected to positively affect the Fund. The futures contracts markets have experienced, and are likely to experience again in the future, extended periods in which contango or backwardation have affected various types of futures contracts. These extended periods have caused in the past, and may cause in the future, significant losses.
Teucrium No K-1 Sugar ETF | Early Close/Trading Halt Risk Member
Prospectus [Line Items]
Risk [Text Block]	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific investments, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses.
Teucrium No K-1 Sugar ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an ETF and, as a result of its structure, is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading Risk. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
Teucrium No K-1 Sugar ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Teucrium No K-1 Sugar ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
Teucrium No K-1 Sugar ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
Teucrium No K-1 Sugar ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading Risk. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
Teucrium No K-1 Sugar ETF | Investment Capacity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Teucrium No K-1 Sugar ETF | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund's returns because the Fund may be unable to transact at advantageous times or prices.
Teucrium No K-1 Sugar ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, government actions or interventions (including, but not limited, to the threat or imposition of tariffs, trade restrictions, currency restrictions or similar actions) as well as developments related to economic, political (including geopolitical), social, public health, market, extreme weather, natural or man-made disasters, or other conditions or events have in the past and may in the future result in volatility in financial markets and reduced liquidity in equity, credit, and/or debt markets, which could adversely impact the Fund and its investments and their value and performance. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.
Teucrium No K-1 Sugar ETF | Subsidiary Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Subsidiary Investment Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.
Teucrium No K-1 Sugar ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk. The Fund may gain most of its exposure to the commodities markets through its investment in the Subsidiary, which may invest directly in commodity-linked derivative instruments, including commodities futures and reverse repurchase agreements. In order for the Fund to qualify as a RIC under Subchapter M of the Code, the Fund must, among other requirements, derive at least 90% of its gross income for each taxable year from sources generating “qualifying income” for purposes of the “qualifying income test,” which is described in more detail in the section titled “Federal Income Taxes” in the SAI. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M of the Code for qualification as a RIC. The “Subpart F” income (defined in Section 951 of the Code to include passive income, including from commodity-linked derivatives) of the Fund attributable to its investment in the Subsidiary is “qualifying income” to the Fund to the extent that such income is derived with respect to the Fund’s business of investing in stock, securities or currencies. The Fund expects its “Subpart F” income attributable to its investment in the Subsidiary to be derived with respect to the Fund’s business of investing in stock, securities or currencies and accordingly expects its “Subpart F” income attributable to its investment in the Subsidiary to be treated as “qualifying income.” The Fund generally will be required to include in its own taxable income the “Subpart F” income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a RIC and would be taken into account for purposes of the 4% excise tax. The Adviser will carefully monitor the Fund’s investments in the Subsidiary to ensure that no more than 25% of the Fund’s assets are invested in the Subsidiary to comply with the Fund’s asset diversification test as described in more detail in the SAI. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Board may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies. In the event that the Fund fails to qualify as a RIC, the Fund will promptly notify shareholders of the implications of that failure.
Teucrium No K-1 Sugar ETF | Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than readily available market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
Teucrium No K-1 Sugar ETF | Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]	Volatility Risk. The value of certain of the Fund’s investments, including commodities futures, is subject to market risk. Market risk is the risk that the value of the investments to which the Fund is exposed will fall, which could occur due to general market or economic conditions or other factors.
Teucrium No K-1 Sugar ETF | Whipsaw Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Whipsaw Markets Risk. The Fund may be subject to the forces of “whipsaw” markets (as opposed to choppy or stable markets), in which significant price movements develop but then repeatedly reverse. “Whipsaw” describes a situation where a security’s price is moving in one direction but then quickly pivots to move in the opposite direction. Such market conditions could cause substantial losses to the Fund.
Teucrium No K-1 Sugar ETF | Derivatives Risk, Swap Agreements Risk Member
Prospectus [Line Items]
Risk [Text Block]	◦Swap Agreements Risk. Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying commodity). Swap agreements may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties or, for certain standardized swaps, must be exchange-traded through an FCM and/or cleared through a clearinghouse that serves as a central counterparty. Swap agreements may be subject to fees and expenses, and by investing in swaps indirectly through the Fund, a shareholder will bear the expenses of such derivatives in addition to expenses of the Fund. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. While exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps, which could increase the cost of swap transactions to the Fund and impose added operational complexity.
Teucrium No K-1 Sugar ETF | Exchange-Traded Products Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Exchange-Traded Products Risk. The risks of owning interests of an ETP generally reflect the same risks as owning the underlying securities or other instruments that the ETP is designed to track. The shares of certain ETPs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value of an ETP’s shares). For example, supply and demand for shares of an ETF or market disruptions may cause the market price of the ETP to deviate from the value of the ETP’s investments, which may be emphasized in less liquid markets. By investing in an ETP, the Fund indirectly bears the proportionate share of any fees and expenses of the ETP in addition to the fees and expenses that the Fund and its shareholders directly bear in connection with the Fund's operations. Because the ETPs have a significant portion of their assets exposed directly or indirectly to commodities or commodity-linked securities, developments affecting commodities may have a disproportionate impact on such ETPs and may subject the ETPs to greater volatility than investments in traditional securities.

Teucrium No K-1 Sugar ETF | High Portfolio Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]	High Portfolio Turnover Risk. The Fund, through the Subsidiary, may frequently buy and sell futures contracts and other assets as part of the Fund’s strategy to obtain exposure to agricultural commodities. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.
Teucrium No K-1 Sugar ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision.
Teucrium No K-1 Sugar ETF | Reverse Repurchase Agreements Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Reverse Repurchase Agreements Risk. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at an agreed-upon price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities.

Teucrium No K-1 Sugar ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Teucrium No K-1 Sugar ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a lesser number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Teucrium 2x Daily Sugar ETF | Agricultural Commodities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Agricultural Commodities Risk. The price and availability of agricultural commodities is influenced by economic and industry conditions, including but not limited to supply and demand factors such as: crop disease; weed control; water and fertilizer availability; various planting, growing, or harvesting problems; severe weather conditions such as drought, floods, heavy rains, frost, or natural disasters that are difficult to anticipate and that cannot be controlled. The U.S. prices of agricultural commodities may be subject to risks relating to the demand and distribution of such commodities in foreign countries, such as: uncontrolled fires (including arson); challenges in doing business with foreign companies; legal and regulatory restrictions; transportation costs; interruptions in energy supply; currency exchange rate fluctuations; and political and economic instability. Additionally, demand for agricultural commodities is affected by changes in consumer tastes, national, regional and local economic conditions, and demographic trends.
Agricultural commodity production is subject to United States and foreign policies and regulations that materially affect operations. Governmental policies affecting the agricultural industry, such as taxes, tariffs, duties, subsidies, incentives, acreage control, and import and export restrictions on agricultural commodities and commodity products, can influence the planting of certain crops, the location and size of crop production, the volume and types of imports and exports, and industry profitability. Additionally, commodity production is affected by laws and regulations relating to, but not limited to, the sourcing, transporting, storing and processing of agricultural raw materials as well as the transporting, storing and distributing of related agricultural products. Agricultural commodity producers also may need to comply with various environmental laws and regulations, such as those regulating the use of certain pesticides, and local laws that regulate the production of genetically modified crops. In addition, international trade disputes can adversely affect agricultural commodity trade flows by limiting or disrupting trade between countries or regions.
Seasonal fluctuations in the price of agricultural commodities may cause risk to an investor because of the possibility that Share prices will be depressed because of the relevant harvest cycles. In the futures market, fluctuations are typically reflected in contracts expiring in the harvest season (i.e., in the case of sugar, contracts expiring during the spring and early summer are typically priced lowest). Thus, seasonal fluctuations could result in an investor incurring losses upon the sale of Shares, particularly if the investor needs to sell Shares when a Sugar Futures Contract is, in whole or part, expiring in the harvest season for the specified commodity.
◦Risks Specific to Sugar. The spread of consumerism and the rising affluence of emerging nations such as China and India have created increased demand for sugar. An influx of people in developing countries moving from rural to urban areas may create more disposable income to be spent on sugar products and might also reduce sugar production in rural areas on account of worker shortages, all of which could result in upward pressure on sugar prices. In addition, global demand for sugar to produce ethanol has also been a significant factor affecting the price of sugar. On the other hand, public health concerns regarding obesity, heart disease and diabetes, particularly in developed countries, may reduce demand for sugar. In light of the time it takes to grow sugarcane and sugar beets and the cost of new facilities for processing these crops, it may not be possible to increase supply quickly or in a cost-effective manner in response to an increase in demand.
Teucrium 2x Daily Sugar ETF | Agricultural Commodities Risk, Risks Specific To Sugar Member
Prospectus [Line Items]
Risk [Text Block]	Risks Specific to Sugar. The spread of consumerism and the rising affluence of emerging nations such as China and India have created increased demand for sugar. An influx of people in developing countries moving from rural to urban areas may create more disposable income to be spent on sugar products and might also reduce sugar production in rural areas on account of worker shortages, all of which could result in upward pressure on sugar prices. In addition, global demand for sugar to produce ethanol has also been a significant factor affecting the price of sugar. On the other hand, public health concerns regarding obesity, heart disease and diabetes, particularly in developed countries, may reduce demand for sugar. In light of the time it takes to grow sugarcane and sugar beets and the cost of new facilities for processing these crops, it may not be possible to increase supply quickly or in a cost-effective manner in response to an increase in demand.
Teucrium 2x Daily Sugar ETF | Cash Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Transaction Risk. The Fund expects to effect all of its creations and redemptions for cash, rather than in-kind securities. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Further, effecting purchases and redemptions primarily in cash may cause the Fund to incur certain costs, such as portfolio transaction costs. These costs can decrease the Fund’s NAV if not offset by an authorized participant transaction fee.
Teucrium 2x Daily Sugar ETF | Clearing Broker Risk Member
Prospectus [Line Items]
Risk [Text Block]	Clearing Broker Risk. The failure or bankruptcy of the Fund’s and the Subsidiary’s clearing broker could result in a substantial loss of Fund assets. Under current CFTC regulations, a clearing broker maintains customers’ assets in a bulk segregated account. If a clearing broker fails to do so or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker’s bankruptcy. In that event, the clearing broker’s customers, such as the Fund and the Subsidiary, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker’s customers.
Teucrium 2x Daily Sugar ETF | Collateral Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Collateral Securities Risk. Collateral may include obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including bills, notes, and bonds issued by the U.S. Treasury, as well as money market funds and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund. The Fund’s investments in U.S. government securities will change in value in response to interest rate changes and other factors, such as the perception of an issuer’s creditworthiness. Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds. Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Interest rate risk is the risk that interest rates rise and fall over time. For example, the value of fixed-income securities generally decrease when interest rates rise, which may cause the Fund’s value to decrease. Also, investments in fixed-income securities with longer maturities fluctuate more in response to interest rate changes. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.
Teucrium 2x Daily Sugar ETF | Commodity-Linked Derivatives Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Commodity-Linked Derivatives Tax Risk. As a RIC, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income under the Code. The income of the Fund from certain commodity-linked derivatives may be treated as non-qualifying income for purposes of the Fund’s qualification as a RIC, in which case, the Fund might fail to qualify as a RIC and be subject to federal income tax at the Fund level. To the extent the Fund invests directly in commodity-linked derivatives, the Fund will seek to restrict its income from such instruments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with the qualifying income test necessary for the Fund to qualify as a RIC under Subchapter M of the Code. However, the Fund may generate more non-qualifying income than anticipated, may not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or may not be able to accurately predict the non-qualifying income from these investments. The extent to which the Fund invests in commodity-linked derivatives may be limited by the qualifying income and asset diversification tests, which the Fund must continue to satisfy to maintain its status as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Failure to comply with the requirements for qualification as a RIC could have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income requirement, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns. The tax treatment of certain commodity-linked derivatives may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.
Teucrium 2x Daily Sugar ETF | Commodity Pool Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]	Commodity Pool Regulatory Risk. The Fund’s investment exposure to commodities futures will cause it to be deemed to be a commodity pool, thereby subjecting the Fund to regulation under the Commodity Exchange Act (“CEA”) and CFTC rules. The Adviser is registered as a Commodity Trading Advisor (“CTA”) and a Commodity Pool Operator (“CPO”), and the Fund will be operated in accordance with applicable CFTC rules, as well as the regulatory scheme applicable to registered investment companies. Registration as a CPO imposes additional compliance obligations on the Adviser and the Fund related to additional laws, regulations, and enforcement policies, which could increase compliance costs and may affect the operations and financial performance of the Fund.
Teucrium 2x Daily Sugar ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. Investing in derivatives involves entering into contracts with third parties (i.e., counterparties). The use of derivatives involves risks that are different from those associated with ordinary portfolio securities transactions. The Fund will be subject to credit risk (i.e., the risk that a counterparty is or is perceived to be unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, or if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the value of an investment in the Fund may decline. The counterparty to a listed futures contract is the derivatives clearing organization for the listed future. The listed future is held through a futures commission merchant (“FCM”) acting on behalf of the Fund. Consequently, the counterparty risk on a listed futures contract is the creditworthiness of the FCM and the exchange’s clearing corporation.
Teucrium 2x Daily Sugar ETF | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.
Teucrium 2x Daily Sugar ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; and illiquidity of the derivative investments. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at inopportune times (e.g., at a loss to comply with limits on leverage imposed by the 1940 Act or when the Adviser otherwise would have preferred to hold the investment) or to meet redemption requests. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns. To the extent the Fund invests in such derivative instruments, the value of the Fund’s portfolio is likely to experience greater volatility over short-term periods.
◦Futures Contracts Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts, which may adversely affect the Fund’s NAV and total return, are: (a) the imperfect correlation between the change in market value of the futures contract and the price of commodity; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell investments from its portfolio to meet daily variation margin requirements, and the Fund may have to sell investments at a time when it may be disadvantageous to do so.
◦Cost of Futures Investment Risk. When a commodities futures contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a commodities futures contract with a later expiration date. This practice is commonly referred to as “rolling.” The costs associated with rolling commodities futures contract typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of the Fund. In addition, the presence of contango in certain futures contracts at the time of rolling would be expected to adversely affect the Fund. Similarly, the presence of backwardation in certain futures contracts at the time of rolling such contracts would be expected to positively affect the Fund. The futures contracts markets have experienced, and are likely to experience again in the future, extended periods in which contango or backwardation have affected various types of futures contracts. These extended periods have caused in the past, and may cause in the future, significant losses.
◦Swap Agreements Risk. Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying commodity). Swap agreements may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties or, for certain standardized swaps, must be exchange-traded through an FCM and/or cleared through a clearinghouse that serves as a central counterparty. Swap agreements may be subject to fees and expenses, and by investing in swaps indirectly through the Fund, a shareholder will bear the expenses of such derivatives in addition to expenses of the Fund. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. While exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps, which could increase the cost of swap transactions to the Fund and impose added operational complexity.
Teucrium 2x Daily Sugar ETF | Derivatives Risk, Futures Contracts Risk Member
Prospectus [Line Items]
Risk [Text Block]	Futures Contracts Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts, which may adversely affect the Fund’s NAV and total return, are: (a) the imperfect correlation between the change in market value of the futures contract and the price of commodity; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell investments from its portfolio to meet daily variation margin requirements, and the Fund may have to sell investments at a time when it may be disadvantageous to do so.
Teucrium 2x Daily Sugar ETF | Derivatives Risk, Cost Of Futures Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cost of Futures Investment Risk. When a commodities futures contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a commodities futures contract with a later expiration date. This practice is commonly referred to as “rolling.” The costs associated with rolling commodities futures contract typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of the Fund. In addition, the presence of contango in certain futures contracts at the time of rolling would be expected to adversely affect the Fund. Similarly, the presence of backwardation in certain futures contracts at the time of rolling such contracts would be expected to positively affect the Fund. The futures contracts markets have experienced, and are likely to experience again in the future, extended periods in which contango or backwardation have affected various types of futures contracts. These extended periods have caused in the past, and may cause in the future, significant losses.
Teucrium 2x Daily Sugar ETF | Early Close/Trading Halt Risk Member
Prospectus [Line Items]
Risk [Text Block]	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific investments, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses.
Teucrium 2x Daily Sugar ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
•ETF Risks. The Fund is an ETF and, as a result of its structure, is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading Risk. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
Teucrium 2x Daily Sugar ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Teucrium 2x Daily Sugar ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
Teucrium 2x Daily Sugar ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
Teucrium 2x Daily Sugar ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading Risk. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
Teucrium 2x Daily Sugar ETF | Investment Capacity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Teucrium 2x Daily Sugar ETF | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund's returns because the Fund may be unable to transact at advantageous times or prices.
Teucrium 2x Daily Sugar ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, government actions or interventions (including, but not limited, to the threat or imposition of tariffs, trade restrictions, currency restrictions or similar actions) as well as developments related to economic, political (including geopolitical), social, public health, market, extreme weather, natural or man-made disasters, or other conditions or events have in the past and may in the future result in volatility in financial markets and reduced liquidity in equity, credit, and/or debt markets, which could adversely impact the Fund and its investments and their value and performance. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.
Teucrium 2x Daily Sugar ETF | Subsidiary Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Subsidiary Investment Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.
Teucrium 2x Daily Sugar ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk. The Fund may gain most of its exposure to the commodities markets through its investment in the Subsidiary, which may invest directly in commodity-linked derivative instruments, including commodities futures and reverse repurchase agreements. In order for the Fund to qualify as a RIC under Subchapter M of the Code, the Fund must, among other requirements, derive at least 90% of its gross income for each taxable year from sources generating “qualifying income” for purposes of the “qualifying income test,” which is described in more detail in the section titled “Federal Income Taxes” in the SAI. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M of the Code for qualification as a RIC. The “Subpart F” income (defined in Section 951 of the Code to include passive income, including from commodity-linked derivatives) of the Fund attributable to its investment in the Subsidiary is “qualifying income” to the Fund to the extent that such income is derived with respect to the Fund’s business of investing in stock, securities or currencies. The Fund expects its “Subpart F” income attributable to its investment in the Subsidiary to be derived with respect to the Fund’s business of investing in stock, securities or currencies and accordingly expects its “Subpart F” income attributable to its investment in the Subsidiary to be treated as “qualifying income.” The Fund generally will be required to include in its own taxable income the “Subpart F” income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a RIC and would be taken into account for purposes of the 4% excise tax. The Adviser will carefully monitor the Fund’s investments in the Subsidiary to ensure that no more than 25% of the Fund’s assets are invested in the Subsidiary to comply with the Fund’s asset diversification test as described in more detail in the SAI. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Board may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies. In the event that the Fund fails to qualify as a RIC, the Fund will promptly notify shareholders of the implications of that failure.
Teucrium 2x Daily Sugar ETF | Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than readily available market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
Teucrium 2x Daily Sugar ETF | Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]	Volatility Risk. The value of certain of the Fund’s investments, including commodities futures, is subject to market risk. Market risk is the risk that the value of the investments to which the Fund is exposed will fall, which could occur due to general market or economic conditions or other factors.
Teucrium 2x Daily Sugar ETF | Whipsaw Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Whipsaw Markets Risk. The Fund may be subject to the forces of “whipsaw” markets (as opposed to choppy or stable markets), in which significant price movements develop but then repeatedly reverse. “Whipsaw” describes a situation where a security’s price is moving in one direction but then quickly pivots to move in the opposite direction. Such market conditions could cause substantial losses to the Fund.
Teucrium 2x Daily Sugar ETF | Derivatives Risk, Swap Agreements Risk Member
Prospectus [Line Items]
Risk [Text Block]
Teucrium 2x Daily Sugar ETF | Exchange-Traded Products Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Exchange-Traded Products Risk. The risks of owning interests of an ETP generally reflect the same risks as owning the underlying securities or other instruments that the ETP is designed to track. The shares of certain ETPs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value of an ETP’s shares). For example, supply and demand for shares of an ETF or market disruptions may cause the market price of the ETP to deviate from the value of the ETP’s investments, which may be emphasized in less liquid markets. By investing in an ETP, the Fund indirectly bears the proportionate share of any fees and expenses of the ETP in addition to the fees and expenses that the Fund and its shareholders directly bear in connection with the Fund's operations. Because the ETPs have a significant portion of their assets exposed directly or indirectly to commodities or commodity-linked securities, developments affecting commodities may have a disproportionate impact on such ETPs and may subject the ETPs to greater volatility than investments in traditional securities.

Teucrium 2x Daily Sugar ETF | High Portfolio Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]	•High Portfolio Turnover Risk. The Fund, through the Subsidiary, may frequently buy and sell futures contracts and other assets as part of the Fund’s strategy to obtain exposure to agricultural commodities. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.
Teucrium 2x Daily Sugar ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision.
Teucrium 2x Daily Sugar ETF | Reverse Repurchase Agreements Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Reverse Repurchase Agreements Risk. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at an agreed-upon price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities.

Teucrium 2x Daily Sugar ETF | Daily Correlation/Tracking Risk Member
Prospectus [Line Items]
Risk [Text Block]	Daily Correlation/Tracking Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the price performance of sugar and therefore achieve its daily leveraged investment objective. To achieve a high degree of correlation with the price performance of sugar, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily leveraged investment objective. In addition, the Fund’s exposure to the price of sugar is impacted by the movement of the price of sugar. Because of this, it is unlikely that the Fund will be perfectly exposed to the price performance of sugar at the end of each day. The possibility of the Fund being materially over- or under-exposed to the price performance of sugar increases on days when the price of sugar is volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.
The Fund may have difficulty achieving its daily leveraged investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in exchange-traded products, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the price of sugar. The Fund may take or refrain from taking positions to improve the tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Fund’s correlation to the price performance of sugar.

Teucrium 2x Daily Sugar ETF | Effects Of Compounding And Market Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]	Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from two times (2x) the price performance of sugar, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily. For a leveraged fund, if adverse daily performance of the price of sugar reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the price of sugar increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.
The effect of compounding becomes more pronounced as volatility of the price of sugar and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the price of sugar during the shareholder’s holding period of an investment in the Fund.
The chart below provides examples of how reference price volatility could affect the Fund’s performance. The chart illustrates the impact of two factors that affect the Fund’s performance: sugar price volatility and the price performance of sugar. The price performance of sugar shows the percentage change in the price of sugar over the specified time period, while sugar price volatility is a statistical measure of the magnitude of fluctuations in the price performance during that time period. As illustrated below, even if the price change over two equal time periods is identical, different price volatility (i.e., fluctuations in the rates of return) during the two time periods could result in drastically different Fund performance for the two time periods due to the effects of compounding daily returns during the time periods.
Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) price volatility; b) price performance; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses. The chart below illustrates the impact of two principal factors – price volatility and price performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of price volatility and price performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the reference asset; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher price volatility, compounding will cause results for periods longer than a trading day to vary from two times (2x) the performance of the price of sugar.
As shown in the chart below, the Fund would be expected to lose 6.1% if the price of sugar did not change over a one year period during which the price experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the price is flat. For instance, if the annualized volatility of the price of sugar is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative change in the price of sugar for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than two times (2x) the change in the price of sugar and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than two times (2x) the change in the price of sugar. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation/Tracking Risk” above.

One Year Price Performance	Two Times (2x) One Year Price Performance	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

Teucrium 2x Daily Sugar ETF | Intra-Day Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the price of sugar at the market close on the first trading day and the price of sugar at the time of purchase. If the price of sugar increases, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the price of sugar declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of the price performance of sugar.
If there is a significant intra-day market event and/or the price of sugar experiences a significant decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on the NYSE Arca, Inc. and incur significant losses.

Teucrium 2x Daily Sugar ETF | Leverage Risk Member
Prospectus [Line Items]
Risk [Text Block]	Leverage Risk. The Fund seeks to achieve and maintain the exposure to the price of sugar for future delivery by using leverage inherent in futures contracts. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Futures trading involves a degree of leverage and as a result, a relatively small price movement in futures instruments may result in immediate and substantial losses to the Fund.
Teucrium 2x Daily Sugar ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Teucrium 2x Daily Sugar ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a lesser number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Teucrium No K-1 Soybean ETF | Active Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Active Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s success or failure to implement strategies for the Fund. The Fund invests in complex instruments (each described below), including futures contracts. Such instruments may create enhanced risks for the Fund and the Adviser’s ability to control the Fund’s level of risk will depend on the Adviser’s skill in managing such instruments. In addition, the Adviser’s evaluations and assumptions regarding investments, interest rates, inflation, and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.
Teucrium No K-1 Soybean ETF | Agricultural Commodities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Agricultural Commodities Risk. The price and availability of agricultural commodities is influenced by economic and industry conditions, including but not limited to supply and demand factors such as: crop disease; weed control; water and fertilizer availability; various planting, growing, or harvesting problems; severe weather conditions such as drought, floods, heavy rains, frost, or natural disasters that are difficult to anticipate and that cannot be controlled. The U.S. prices of agricultural commodities may be subject to risks relating to the demand and distribution of such commodities in foreign countries, such as: uncontrolled fires (including arson); challenges in doing business with foreign companies; legal and regulatory restrictions; transportation costs; interruptions in energy supply; currency exchange rate fluctuations; and political and economic instability. Additionally, demand for agricultural commodities is affected by changes in consumer tastes, national, regional and local economic conditions, and demographic trends.
Agricultural commodity production is subject to United States and foreign policies and regulations that materially affect operations. Governmental policies affecting the agricultural industry, such as taxes, tariffs, duties, subsidies, incentives, acreage control, and import and export restrictions on agricultural commodities and commodity products, can influence the planting of certain crops, the location and size of crop production, the volume and types of imports and exports, and industry profitability. Additionally, commodity production is affected by laws and regulations relating to, but not limited to, the sourcing, transporting, storing and processing of agricultural raw materials as well as the transporting, storing and distributing of related agricultural products. Agricultural commodity producers also may need to comply with various environmental laws and regulations, such as those regulating the use of certain pesticides, and local laws that regulate the production of genetically modified crops. In addition, international trade disputes can adversely affect agricultural commodity trade flows by limiting or disrupting trade between countries or regions.
Seasonal fluctuations in the price of agricultural commodities may cause risk to an investor because of the possibility that Share prices will be depressed because of the relevant harvest cycles. In the futures market, fluctuations are typically reflected in contracts expiring in the harvest season (i.e., in the case of soybeans, contracts expiring during the fall are typically priced lower than contracts expiring in the winter and spring). Thus, seasonal fluctuations could result in an investor incurring losses upon the sale of Shares, particularly if the investor needs to sell Shares when a Soybean Futures Contract is, in whole or part, expiring in the harvest season for the specified commodity.
◦Risks Specific to Soybeans. The increased production of soybean crops in South America and the rising demand for soybeans in emerging nations such as China and India have increased competition in the soybean market. Like the conversion of corn into ethanol, soybeans can be converted into biofuels such as biodiesel. Accordingly, the soybean market has become increasingly affected by demand for biofuels and related legislation. The supply of soybeans could be reduced by the spread of soybean rust, a wind-borne fungal disease. Although soybean rust can be killed with chemicals, chemical treatment increases production costs for farmers. In addition, because processing soybean oil can create trans-fats, the demand for soybean oil may decrease due to heightened governmental regulation of trans-fats or trans-fatty acids. The U.S. Food and Drug Administration currently requires food manufacturers to disclose levels of trans-fats contained in their products, and various local governments have enacted or are considering restrictions on the use of trans-fats in restaurants. Many major food processors have either switched or indicated an intention to switch to oil products with lower levels of trans-fats or trans-fatty acids.
Teucrium No K-1 Soybean ETF | Agricultural Commodities Risk, Risks Specific To Soybeans Member
Prospectus [Line Items]
Risk [Text Block]	Risks Specific to Soybeans. The increased production of soybean crops in South America and the rising demand for soybeans in emerging nations such as China and India have increased competition in the soybean market. Like the conversion of corn into ethanol, soybeans can be converted into biofuels such as biodiesel. Accordingly, the soybean market has become increasingly affected by demand for biofuels and related legislation. The supply of soybeans could be reduced by the spread of soybean rust, a wind-borne fungal disease. Although soybean rust can be killed with chemicals, chemical treatment increases production costs for farmers. In addition, because processing soybean oil can create trans-fats, the demand for soybean oil may decrease due to heightened governmental regulation of trans-fats or trans-fatty acids. The U.S. Food and Drug Administration currently requires food manufacturers to disclose levels of trans-fats contained in their products, and various local governments have enacted or are considering restrictions on the use of trans-fats in restaurants. Many major food processors have either switched or indicated an intention to switch to oil products with lower levels of trans-fats or trans-fatty acids.
Teucrium No K-1 Soybean ETF | Cash Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Transaction Risk. The Fund expects to effect all of its creations and redemptions for cash, rather than in-kind securities. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Further, effecting purchases and redemptions primarily in cash may cause the Fund to incur certain costs, such as portfolio transaction costs. These costs can decrease the Fund’s NAV if not offset by an authorized participant transaction fee.
Teucrium No K-1 Soybean ETF | Clearing Broker Risk Member
Prospectus [Line Items]
Risk [Text Block]	Clearing Broker Risk. The failure or bankruptcy of the Fund’s and the Subsidiary’s clearing broker could result in a substantial loss of Fund assets. Under current CFTC regulations, a clearing broker maintains customers’ assets in a bulk segregated account. If a clearing broker fails to do so or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker’s bankruptcy. In that event, the clearing broker’s customers, such as the Fund and the Subsidiary, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker’s customers.
Teucrium No K-1 Soybean ETF | Collateral Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Collateral Securities Risk. Collateral may include obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including bills, notes, and bonds issued by the U.S. Treasury, as well as money market funds and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund. The Fund’s investments in U.S. government securities will change in value in response to interest rate changes and other factors, such as the perception of an issuer’s creditworthiness. Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds. Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Interest rate risk is the risk that interest rates rise and fall over time. For example, the value of fixed-income securities generally decrease when interest rates rise, which may cause the Fund’s value to decrease. Also, investments in fixed-income securities with longer maturities fluctuate more in response to interest rate changes. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.
Teucrium No K-1 Soybean ETF | Commodity-Linked Derivatives Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Commodity-Linked Derivatives Tax Risk. As a RIC, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income under the Code. The income of the Fund from certain commodity-linked derivatives may be treated as non-qualifying income for purposes of the Fund’s qualification as a RIC, in which case, the Fund might fail to qualify as a RIC and be subject to federal income tax at the Fund level. To the extent the Fund invests directly in commodity-linked derivatives, the Fund will seek to restrict its income from such instruments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with the qualifying income test necessary for the Fund to qualify as a RIC under Subchapter M of the Code. However, the Fund may generate more non-qualifying income than anticipated, may not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or may not be able to accurately predict the non-qualifying income from these investments.
The extent to which the Fund invests in commodity-linked derivatives may be limited by the qualifying income and asset diversification tests, which the Fund must continue to satisfy to maintain its status as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Failure to comply with the requirements for qualification as a RIC could have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income requirement, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns. The tax treatment of certain commodity-linked derivatives may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.
Teucrium No K-1 Soybean ETF | Commodity Pool Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]	Commodity Pool Regulatory Risk. The Fund’s investment exposure to commodities futures will cause it to be deemed to be a commodity pool, thereby subjecting the Fund to regulation under the Commodity Exchange Act (“CEA”) and CFTC rules. The Adviser is registered as a Commodity Trading Advisor (“CTA”) and a Commodity Pool Operator (“CPO”), and the Fund will be operated in accordance with applicable CFTC rules, as well as the regulatory scheme applicable to registered investment companies. Registration as a CPO imposes additional compliance obligations on the Adviser and the Fund related to additional laws, regulations, and enforcement policies, which could increase compliance costs and may affect the operations and financial performance of the Fund.
Teucrium No K-1 Soybean ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. Investing in derivatives involves entering into contracts with third parties (i.e., counterparties). The use of derivatives involves risks that are different from those associated with ordinary portfolio securities transactions. The Fund will be subject to credit risk (i.e., the risk that a counterparty is or is perceived to be unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, or if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the value of an investment in the Fund may decline. The counterparty to a listed futures contract is the derivatives clearing organization for the listed future. The listed future is held through a futures commission merchant (“FCM”) acting on behalf of the Fund. Consequently, the counterparty risk on a listed futures contract is the creditworthiness of the FCM and the exchange’s clearing corporation.
Teucrium No K-1 Soybean ETF | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.
Teucrium No K-1 Soybean ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; and illiquidity of the derivative investments. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at inopportune times (e.g., at a loss to comply with limits on leverage imposed by the 1940 Act or when the Adviser otherwise would have preferred to hold the investment) or to meet redemption requests. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns. To the extent the Fund invests in such derivative instruments, the value of the Fund’s portfolio is likely to experience greater volatility over short-term periods.
◦Futures Contracts Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts, which may adversely affect the Fund’s NAV and total return, are: (a) the imperfect correlation between the change in market value of the futures contract and the price of commodity; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell investments from its portfolio to meet daily variation margin requirements, and the Fund may have to sell investments at a time when it may be disadvantageous to do so.
◦Cost of Futures Investment Risk. When a commodities futures contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a commodities futures contract with a later expiration date. This practice is commonly referred to as “rolling.” The costs associated with rolling commodities futures contract typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of the Fund. In addition, the presence of contango in certain futures contracts at the time of rolling would be expected to adversely affect the Fund. Similarly, the presence of backwardation in certain futures contracts at the time of rolling such contracts would be expected to positively affect the Fund. The futures contracts markets have experienced, and are likely to experience again in the future, extended periods in which contango or backwardation have affected various types of futures contracts. These extended periods have caused in the past, and may cause in the future, significant losses.
Teucrium No K-1 Soybean ETF | Derivatives Risk, Futures Contracts Risk Member
Prospectus [Line Items]
Risk [Text Block]	Futures Contracts Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts, which may adversely affect the Fund’s NAV and total return, are: (a) the imperfect correlation between the change in market value of the futures contract and the price of commodity; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell investments from its portfolio to meet daily variation margin requirements, and the Fund may have to sell investments at a time when it may be disadvantageous to do so.
Teucrium No K-1 Soybean ETF | Derivatives Risk, Cost Of Futures Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cost of Futures Investment Risk. When a commodities futures contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a commodities futures contract with a later expiration date. This practice is commonly referred to as “rolling.” The costs associated with rolling commodities futures contract typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of the Fund. In addition, the presence of contango in certain futures contracts at the time of rolling would be expected to adversely affect the Fund. Similarly, the presence of backwardation in certain futures contracts at the time of rolling such contracts would be expected to positively affect the Fund. The futures contracts markets have experienced, and are likely to experience again in the future, extended periods in which contango or backwardation have affected various types of futures contracts. These extended periods have caused in the past, and may cause in the future, significant losses.
Teucrium No K-1 Soybean ETF | Early Close/Trading Halt Risk Member
Prospectus [Line Items]
Risk [Text Block]	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific investments, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses.
Teucrium No K-1 Soybean ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an ETF and, as a result of its structure, is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading Risk. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
Teucrium No K-1 Soybean ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Teucrium No K-1 Soybean ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
Teucrium No K-1 Soybean ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
Teucrium No K-1 Soybean ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading Risk. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
Teucrium No K-1 Soybean ETF | Investment Capacity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Teucrium No K-1 Soybean ETF | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund's returns because the Fund may be unable to transact at advantageous times or prices.
Teucrium No K-1 Soybean ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, government actions or interventions (including, but not limited, to the threat or imposition of tariffs, trade restrictions, currency restrictions or similar actions) as well as developments related to economic, political (including geopolitical), social, public health, market, extreme weather, natural or man-made disasters, or other conditions or events have in the past and may in the future result in volatility in financial markets and reduced liquidity in equity, credit, and/or debt markets, which could adversely impact the Fund and its investments and their value and performance. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.
Teucrium No K-1 Soybean ETF | Subsidiary Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Subsidiary Investment Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.
Teucrium No K-1 Soybean ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk. The Fund may gain most of its exposure to the commodities markets through its investment in the Subsidiary, which may invest directly in commodity-linked derivative instruments, including commodities futures and reverse repurchase agreements. In order for the Fund to qualify as a RIC under Subchapter M of the Code, the Fund must, among other requirements, derive at least 90% of its gross income for each taxable year from sources generating “qualifying income” for purposes of the “qualifying income test,” which is described in more detail in the section titled “Federal Income Taxes” in the SAI. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M of the Code for qualification as a RIC. The “Subpart F” income (defined in Section 951 of the Code to include passive income, including from commodity-linked derivatives) of the Fund attributable to its investment in the Subsidiary is “qualifying income” to the Fund to the extent that such income is derived with respect to the Fund’s business of investing in stock, securities or currencies. The Fund expects its “Subpart F” income attributable to its investment in the Subsidiary to be derived with respect to the Fund’s business of investing in stock, securities or currencies and accordingly expects its “Subpart F” income attributable to its investment in the Subsidiary to be treated as “qualifying income.” The Fund generally will be required to include in its own taxable income the “Subpart F” income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a RIC and would be taken into account for purposes of the 4% excise tax. The Adviser will carefully monitor the Fund’s investments in the Subsidiary to ensure that no more than 25%
of the Fund’s assets are invested in the Subsidiary to comply with the Fund’s asset diversification test as described in more detail in the SAI.
If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Board may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies. In the event that the Fund fails to qualify as a RIC, the Fund will promptly notify shareholders of the implications of that failure.
Teucrium No K-1 Soybean ETF | Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than readily available market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
Teucrium No K-1 Soybean ETF | Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]	•Volatility Risk. The value of certain of the Fund’s investments, including commodities futures, is subject to market risk. Market risk is the risk that the value of the investments to which the Fund is exposed will fall, which could occur due to general market or economic conditions or other factors.
Teucrium No K-1 Soybean ETF | Whipsaw Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Whipsaw Markets Risk. The Fund may be subject to the forces of “whipsaw” markets (as opposed to choppy or stable markets), in which significant price movements develop but then repeatedly reverse. “Whipsaw” describes a situation where a security’s price is moving in one direction but then quickly pivots to move in the opposite direction. Such market conditions could cause substantial losses to the Fund.
Teucrium No K-1 Soybean ETF | Derivatives Risk, Swap Agreements Risk Member
Prospectus [Line Items]
Risk [Text Block]
Teucrium No K-1 Soybean ETF | Exchange-Traded Products Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Exchange-Traded Products Risk. The risks of owning interests of an ETP generally reflect the same risks as owning the underlying securities or other instruments that the ETP is designed to track. The shares of certain ETPs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value of an ETP’s shares). For example, supply and demand for shares of an ETF or market disruptions may cause the market price of the ETP to deviate from the value of the ETP’s investments, which may be emphasized in less liquid markets. By investing in an ETP, the Fund indirectly bears the proportionate share of any fees and expenses of the ETP in addition to the fees and expenses that the Fund and its shareholders directly bear in connection with the Fund's operations. Because the ETPs have a significant portion of their assets exposed directly or indirectly to commodities or commodity-linked securities, developments affecting commodities may have a disproportionate impact on such ETPs and may subject the ETPs to greater volatility than investments in traditional securities.

Teucrium No K-1 Soybean ETF | High Portfolio Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]	High Portfolio Turnover Risk. The Fund, through the Subsidiary, may frequently buy and sell futures contracts and other assets as part of the Fund’s strategy to obtain exposure to agricultural commodities. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.
Teucrium No K-1 Soybean ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision.
Teucrium No K-1 Soybean ETF | Reverse Repurchase Agreements Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Reverse Repurchase Agreements Risk. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at an agreed-upon price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities.

Teucrium No K-1 Soybean ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Teucrium No K-1 Soybean ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a lesser number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Teucrium 2x Daily Soybean ETF | Agricultural Commodities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Agricultural Commodities Risk. The price and availability of agricultural commodities is influenced by economic and industry conditions, including but not limited to supply and demand factors such as: crop disease; weed control; water and fertilizer availability; various planting, growing, or harvesting problems; severe weather conditions such as drought, floods, heavy rains, frost, or natural disasters that are difficult to anticipate and that cannot be controlled. The U.S. prices of agricultural commodities may be subject to risks relating to the demand and distribution of such commodities in foreign countries, such as: uncontrolled fires (including arson); challenges in doing business with foreign companies; legal and regulatory restrictions; transportation costs; interruptions in energy supply; currency exchange rate fluctuations; and political and economic instability. Additionally, demand for agricultural commodities is affected by changes in consumer tastes, national, regional and local economic conditions, and demographic trends.
Agricultural commodity production is subject to United States and foreign policies and regulations that materially affect operations. Governmental policies affecting the agricultural industry, such as taxes, tariffs, duties, subsidies, incentives, acreage control, and import and export restrictions on agricultural commodities and commodity products, can influence the planting of certain crops, the location and size of crop production, the volume and types of imports and exports, and industry profitability. Additionally, commodity production is affected by laws and regulations relating to, but not limited to, the sourcing, transporting, storing and processing of agricultural raw materials as well as the transporting, storing and distributing of related agricultural products. Agricultural commodity producers also may need to comply with various environmental laws and regulations, such as those regulating the use of certain pesticides, and local laws that regulate the production of genetically modified crops. In addition, international trade disputes can adversely affect agricultural commodity trade flows by limiting or disrupting trade between countries or regions.
Seasonal fluctuations in the price of agricultural commodities may cause risk to an investor because of the possibility that Share prices will be depressed because of the relevant harvest cycles. In the futures market, fluctuations are typically reflected in contracts expiring in the harvest season (i.e., in the case of soybeans, contracts expiring during the fall are typically priced lower than contracts expiring in the winter and spring). Thus, seasonal fluctuations could result in an investor incurring losses upon the sale of Shares, particularly if the investor needs to sell Shares when a Soybean Futures Contract is, in whole or part, expiring in the harvest season for the specified commodity.
◦Risks Specific to Soybeans. The increased production of soybean crops in South America and the rising demand for soybeans in emerging nations such as China and India have increased competition in the soybean market. Like the conversion of corn into ethanol, soybeans can be converted into biofuels such as biodiesel. Accordingly, the soybean market has become increasingly affected by demand for biofuels and related legislation. The supply of soybeans could be reduced by the spread of soybean rust, a wind-borne fungal disease. Although soybean rust can be killed with chemicals, chemical treatment increases production costs for farmers. In addition, because processing soybean oil can create trans-fats, the demand for soybean oil may decrease due to heightened governmental regulation of trans-fats or trans-fatty acids. The U.S. Food and Drug Administration currently requires food manufacturers to disclose levels of trans-fats contained in their products, and various local governments have enacted or are considering restrictions on the use of trans-fats in restaurants. Many major food processors have either switched or indicated an intention to switch to oil products with lower levels of trans-fats or trans-fatty acids.
Teucrium 2x Daily Soybean ETF | Agricultural Commodities Risk, Risks Specific To Soybeans Member
Prospectus [Line Items]
Risk [Text Block]	Risks Specific to Soybeans. The increased production of soybean crops in South America and the rising demand for soybeans in emerging nations such as China and India have increased competition in the soybean market. Like the conversion of corn into ethanol, soybeans can be converted into biofuels such as biodiesel. Accordingly, the soybean market has become increasingly affected by demand for biofuels and related legislation. The supply of soybeans could be reduced by the spread of soybean rust, a wind-borne fungal disease. Although soybean rust can be killed with chemicals, chemical treatment increases production costs for farmers. In addition, because processing soybean oil can create trans-fats, the demand for soybean oil may decrease due to heightened governmental regulation of trans-fats or trans-fatty acids. The U.S. Food and Drug Administration currently requires food manufacturers to disclose levels of trans-fats contained in their products, and various local governments have enacted or are considering restrictions on the use of trans-fats in restaurants. Many major food processors have either switched or indicated an intention to switch to oil products with lower levels of trans-fats or trans-fatty acids.
Teucrium 2x Daily Soybean ETF | Cash Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Transaction Risk. The Fund expects to effect all of its creations and redemptions for cash, rather than in-kind securities. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Further, effecting purchases and redemptions primarily in cash may cause the Fund to incur certain costs, such as portfolio transaction costs. These costs can decrease the Fund’s NAV if not offset by an authorized participant transaction fee.
Teucrium 2x Daily Soybean ETF | Clearing Broker Risk Member
Prospectus [Line Items]
Risk [Text Block]	Clearing Broker Risk. The failure or bankruptcy of the Fund’s and the Subsidiary’s clearing broker could result in a substantial loss of Fund assets. Under current CFTC regulations, a clearing broker maintains customers’ assets in a bulk segregated account. If a clearing broker fails to do so or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker’s bankruptcy. In that event, the clearing broker’s customers, such as the Fund and the Subsidiary, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker’s customers.
Teucrium 2x Daily Soybean ETF | Collateral Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Collateral Securities Risk. Collateral may include obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including bills, notes, and bonds issued by the U.S. Treasury, as well as money market funds and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund. The Fund’s investments in U.S. government securities will change in value in response to interest rate changes and other factors, such as the perception of an issuer’s creditworthiness. Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds. Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Interest rate risk is the risk that interest rates rise and fall over time. For example, the value of fixed-income securities generally decrease when interest rates rise, which may cause the Fund’s value to decrease. Also, investments in fixed-income securities with longer maturities fluctuate more in response to interest rate changes. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.
Teucrium 2x Daily Soybean ETF | Commodity-Linked Derivatives Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Commodity-Linked Derivatives Tax Risk. As a RIC, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income under the Code. The income of the Fund from certain commodity-linked derivatives may be treated as non-qualifying income for purposes of the Fund’s qualification as a RIC, in which case, the Fund might fail to qualify as a RIC and be subject to federal income tax at the Fund level. To the extent the Fund invests directly in commodity-linked derivatives, the Fund will seek to restrict its income from such instruments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with the qualifying income test necessary for the Fund to qualify as a RIC under Subchapter M of the Code. However, the Fund may generate more non-qualifying income than anticipated, may not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or may not be able to accurately predict the non-qualifying income from these investments. The extent to which the Fund invests in commodity-linked derivatives may be limited by the qualifying income and asset diversification tests, which the Fund must continue to satisfy to maintain its status as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Failure to comply with the requirements for qualification as a RIC could have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income requirement, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns. The tax treatment of certain commodity-linked derivatives may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.
Teucrium 2x Daily Soybean ETF | Commodity Pool Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]	Commodity Pool Regulatory Risk. The Fund’s investment exposure to commodities futures will cause it to be deemed to be a commodity pool, thereby subjecting the Fund to regulation under the Commodity Exchange Act (“CEA”) and CFTC rules. The Adviser is registered as a Commodity Trading Advisor (“CTA”) and a Commodity Pool Operator (“CPO”), and the Fund will be operated in accordance with applicable CFTC rules, as well as the regulatory scheme applicable to registered investment companies. Registration as a CPO imposes additional compliance obligations on the Adviser and the Fund related to additional laws, regulations, and enforcement policies, which could increase compliance costs and may affect the operations and financial performance of the Fund.
Teucrium 2x Daily Soybean ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. Investing in derivatives involves entering into contracts with third parties (i.e., counterparties). The use of derivatives involves risks that are different from those associated with ordinary portfolio securities transactions. The Fund will be subject to credit risk (i.e., the risk that a counterparty is or is perceived to be unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, or if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the value of an investment in the Fund may decline. The counterparty to a listed futures contract is the derivatives clearing organization for the listed future. The listed future is held through a futures commission merchant (“FCM”) acting on behalf of the Fund. Consequently, the counterparty risk on a listed futures contract is the creditworthiness of the FCM and the exchange’s clearing corporation.
Teucrium 2x Daily Soybean ETF | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.
Teucrium 2x Daily Soybean ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; and illiquidity of the derivative investments. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at inopportune times (e.g., at a loss to comply with limits on leverage imposed by the 1940 Act or when the Adviser otherwise would have preferred to hold the investment) or to meet redemption requests. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns. To the extent the Fund invests in such derivative instruments, the value of the Fund’s portfolio is likely to experience greater volatility over short-term periods.
◦Futures Contracts Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts, which may adversely affect the Fund’s NAV and total return, are: (a) the imperfect correlation between the change in market value of the futures contract and the price of commodity; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell investments from its portfolio to meet daily variation margin requirements, and the Fund may have to sell investments at a time when it may be disadvantageous to do so.
◦Cost of Futures Investment Risk. When a commodities futures contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a commodities futures contract with a later expiration date. This practice is commonly referred to as “rolling.” The costs associated with rolling commodities futures contract typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of the Fund. In addition, the presence of contango in certain futures contracts at the time of rolling would be expected to adversely affect the Fund. Similarly, the presence of backwardation in certain futures contracts at the time of rolling such contracts would be expected to positively affect the Fund. The futures contracts markets have experienced, and are likely to experience again in the future, extended periods in which contango or backwardation have affected various types of futures contracts. These extended periods have caused in the past, and may cause in the future, significant losses.
◦Swap Agreements Risk. Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying commodity). Swap agreements may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties or, for certain standardized swaps, must be exchange-traded through an FCM and/or cleared through a clearinghouse that serves as a central counterparty. Swap agreements may be subject to fees and expenses, and by investing in swaps indirectly through the Fund, a shareholder will bear the expenses of such derivatives in addition to expenses of the Fund. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. While exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps, which could increase the cost of swap transactions to the Fund and impose added operational complexity.
Teucrium 2x Daily Soybean ETF | Derivatives Risk, Futures Contracts Risk Member
Prospectus [Line Items]
Risk [Text Block]	Futures Contracts Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts, which may adversely affect the Fund’s NAV and total return, are: (a) the imperfect correlation between the change in market value of the futures contract and the price of commodity; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell investments from its portfolio to meet daily variation margin requirements, and the Fund may have to sell investments at a time when it may be disadvantageous to do so.
Teucrium 2x Daily Soybean ETF | Derivatives Risk, Cost Of Futures Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cost of Futures Investment Risk. When a commodities futures contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a commodities futures contract with a later expiration date. This practice is commonly referred to as “rolling.” The costs associated with rolling commodities futures contract typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of the Fund. In addition, the presence of contango in certain futures contracts at the time of rolling would be expected to adversely affect the Fund. Similarly, the presence of backwardation in certain futures contracts at the time of rolling such contracts would be expected to positively affect the Fund. The futures contracts markets have experienced, and are likely to experience again in the future, extended periods in which contango or backwardation have affected various types of futures contracts. These extended periods have caused in the past, and may cause in the future, significant losses.
Teucrium 2x Daily Soybean ETF | Early Close/Trading Halt Risk Member
Prospectus [Line Items]
Risk [Text Block]	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific investments, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses.
Teucrium 2x Daily Soybean ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
•ETF Risks. The Fund is an ETF and, as a result of its structure, is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading Risk. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
Teucrium 2x Daily Soybean ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Teucrium 2x Daily Soybean ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
Teucrium 2x Daily Soybean ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
Teucrium 2x Daily Soybean ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading Risk. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
Teucrium 2x Daily Soybean ETF | Investment Capacity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Teucrium 2x Daily Soybean ETF | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund's returns because the Fund may be unable to transact at advantageous times or prices.
Teucrium 2x Daily Soybean ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, government actions or interventions (including, but not limited, to the threat or imposition of tariffs, trade restrictions, currency restrictions or similar actions) as well as developments related to economic, political (including geopolitical), social, public health, market, extreme weather, natural or man-made disasters, or other conditions or events have in the past and may in the future result in volatility in financial markets and reduced liquidity in equity, credit, and/or debt markets, which could adversely impact the Fund and its investments and their value and performance. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.
Teucrium 2x Daily Soybean ETF | Subsidiary Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	•Subsidiary Investment Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.
Teucrium 2x Daily Soybean ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk. The Fund may gain most of its exposure to the commodities markets through its investment in the Subsidiary, which may invest directly in commodity-linked derivative instruments, including commodities futures and reverse repurchase agreements. In order for the Fund to qualify as a RIC under Subchapter M of the Code, the Fund must, among other requirements, derive at least 90% of its gross income for each taxable year from sources generating “qualifying income” for purposes of the “qualifying income test,” which is described in more detail in the section titled “Federal Income Taxes” in the SAI. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M of the Code for qualification as a RIC. The “Subpart F” income (defined in Section 951 of the Code to include passive income, including from commodity-linked derivatives) of the Fund attributable to its investment in the Subsidiary is “qualifying income” to the Fund to the extent that such income is derived with respect to the Fund’s business of investing in stock, securities or currencies. The Fund expects its “Subpart F” income attributable to its investment in the Subsidiary to be derived with respect to the Fund’s business of investing in stock, securities or currencies and accordingly expects its “Subpart F” income attributable to its investment in the Subsidiary to be treated as “qualifying income.” The Fund generally will be required to include in its own taxable income the “Subpart F” income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a RIC and would be taken into account for purposes of the 4% excise tax. The Adviser will carefully monitor the Fund’s investments in the Subsidiary to ensure that no more than 25% of the Fund’s assets are invested in the Subsidiary to comply with the Fund’s asset diversification test as described in more detail in the SAI.
If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Board may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies. In the event that the Fund fails to qualify as a RIC, the Fund will promptly notify shareholders of the implications of that failure.
Teucrium 2x Daily Soybean ETF | Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than readily available market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
Teucrium 2x Daily Soybean ETF | Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]	Volatility Risk. The value of certain of the Fund’s investments, including commodities futures, is subject to market risk. Market risk is the risk that the value of the investments to which the Fund is exposed will fall, which could occur due to general market or economic conditions or other factors.
Teucrium 2x Daily Soybean ETF | Whipsaw Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Whipsaw Markets Risk. The Fund may be subject to the forces of “whipsaw” markets (as opposed to choppy or stable markets), in which significant price movements develop but then repeatedly reverse. “Whipsaw” describes a situation where a security’s price is moving in one direction but then quickly pivots to move in the opposite direction. Such market conditions could cause substantial losses to the Fund.
Teucrium 2x Daily Soybean ETF | Derivatives Risk, Swap Agreements Risk Member
Prospectus [Line Items]
Risk [Text Block]
Teucrium 2x Daily Soybean ETF | Exchange-Traded Products Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Exchange-Traded Products Risk. The risks of owning interests of an ETP generally reflect the same risks as owning the underlying securities or other instruments that the ETP is designed to track. The shares of certain ETPs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value of an ETP’s shares). For example, supply and demand for shares of an ETF or market disruptions may cause the market price of the ETP to deviate from the value of the ETP’s investments, which may be emphasized in less liquid markets. By investing in an ETP, the Fund indirectly bears the proportionate share of any fees and expenses of the ETP in addition to the fees and expenses that the Fund and its shareholders directly bear in connection with the Fund's operations. Because the ETPs have a significant portion of their assets exposed directly or indirectly to commodities or commodity-linked securities, developments affecting commodities may have a disproportionate impact on such ETPs and may subject the ETPs to greater volatility than investments in traditional securities.

Teucrium 2x Daily Soybean ETF | High Portfolio Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]	High Portfolio Turnover Risk. The Fund, through the Subsidiary, may frequently buy and sell futures contracts and other assets as part of the Fund’s strategy to obtain exposure to agricultural commodities. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.
Teucrium 2x Daily Soybean ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision.
Teucrium 2x Daily Soybean ETF | Reverse Repurchase Agreements Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Reverse Repurchase Agreements Risk. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at an agreed-upon price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities.

Teucrium 2x Daily Soybean ETF | Daily Correlation/Tracking Risk Member
Prospectus [Line Items]
Risk [Text Block]	Daily Correlation/Tracking Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the price performance of soybeans and therefore achieve its daily leveraged investment objective. To achieve a high degree of correlation with the price performance of soybeans, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily leveraged investment objective. In addition, the Fund’s exposure to the price of soybeans is impacted by the movement of the price of soybean. Because of this, it is unlikely that the Fund will be perfectly exposed to the price performance of soybean at the end of each day. The possibility of the Fund being materially over- or under-exposed to the price performance of soybeans increases on days when the price of soybeans is volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.
The Fund may have difficulty achieving its daily leveraged investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in exchange-traded products, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the price of soybeans. The Fund may take or refrain from taking positions to improve the tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Fund’s correlation to the price performance of soybeans.

Teucrium 2x Daily Soybean ETF | Effects Of Compounding And Market Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]	Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from two times (2x) the price performance of soybeans, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily. For a leveraged fund, if adverse daily performance of the price of soybeans reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the price of soybean increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.
The effect of compounding becomes more pronounced as volatility of the price of soybeans and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the price of soybeans during the shareholder’s holding period of an investment in the Fund.
The chart below provides examples of how reference price volatility could affect the Fund’s performance. The chart illustrates the impact of two factors that affect the Fund’s performance: soybean price volatility and the price performance of soybeans. The price performance of soybeans shows the percentage change in the price of soybeans over the specified time period, while soybean price volatility is a statistical measure of the magnitude of fluctuations in the price performance during that time period. As illustrated below, even if the price change over two equal time periods is identical, different price volatility (i.e., fluctuations in the rates of return) during the two time periods could result in drastically different Fund performance for the two time periods due to the effects of compounding daily returns during the time periods.
Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) price volatility; b) price performance; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses. The chart below illustrates the impact of two principal factors – price volatility and price performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of price volatility and price performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the reference asset; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher price volatility, compounding will cause results for periods longer than a trading day to vary from two times (2x) the performance of the price of soybeans.
As shown in the chart below, the Fund would be expected to lose 6.1% if the price of soybeans did not change over a one year period during which the price experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the price is flat. For instance, if the annualized volatility of the price of soybeans is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative change in the price of soybeans for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than two times (2x) the change in the price of soybeans and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than two times (2x) the change in the price of soybeans. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation/Tracking Risk” above.

One Year Price Performance	Two Times (2x) One Year Price Performance	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

One Year Price Performance	Two Times (2x) One Year Price Performance	Volatility Rate
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

Teucrium 2x Daily Soybean ETF | Intra-Day Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the price of soybeans at the market close on the first trading day and the price of soybeans at the time of purchase. If the price of soybeans increases, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the price of soybean declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of the price performance of soybeans.
If there is a significant intra-day market event and/or the price of soybeans experiences a significant decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on the NYSE Arca, Inc. and incur significant losses.

Teucrium 2x Daily Soybean ETF | Leverage Risk Member
Prospectus [Line Items]
Risk [Text Block]	Leverage Risk. The Fund seeks to achieve and maintain the exposure to the price of soybeans for future delivery by using leverage inherent in futures contracts. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Futures trading involves a degree of leverage and as a result, a relatively small price movement in futures instruments may result in immediate and substantial losses to the Fund.
Teucrium 2x Daily Soybean ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Teucrium 2x Daily Soybean ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	•Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a lesser number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Yields for You Strategy A ETF | Active Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Active Management Risk. The Fund is actively managed and its performance reflects investment decisions that the Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns. In addition, the Adviser’s evaluations and assumptions regarding investments, interest rates, inflation, and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.
Yields for You Strategy A ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. Investing in derivatives involves entering into contracts with third parties (i.e., counterparties). The use of derivatives involves risks that are different from those associated with ordinary portfolio securities transactions. The Underlying ETFs will be subject to credit risk (i.e., the risk that a counterparty is or is perceived to be unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount they expect to receive from counterparties to derivatives entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, or if any collateral posted by the counterparty for the benefit of the Underlying ETF is insufficient or there are delays in the Underlying ETF’s ability to access such collateral, the value of an investment in the Underlying ETFs may decline. The counterparty to a listed futures contract is the derivatives clearing organization for the listed future. The listed future is held through a futures commission merchant (“FCM”) acting on behalf of the Underlying ETF. Consequently, the counterparty risk on a listed futures contract is the creditworthiness of the FCM and the exchange’s clearing corporation.
Yields for You Strategy A ETF | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.
Yields for You Strategy A ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. The Underlying ETF’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; and illiquidity of the derivative investments. The derivatives used by the Underlying ETF may give rise to a form of leverage. Leverage magnifies the potential for gain; however it may result in greater losses, which in some cases may cause the Underlying ETF to liquidate other portfolio investments at inopportune times (e.g., at a loss to comply with limits on leverage and derivatives risk limits imposed by the 1940 Act and the rules thereunder or when the Adviser otherwise would have preferred to hold the investment) or to meet redemption requests. Certain of the Underlying ETF’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Underlying ETF realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Underlying ETF’s after-tax returns. To the extent the Underlying ETF invests in such derivative instruments, the value of the Underlying ETF’s portfolio is likely to experience greater volatility over short-term periods.
Yields for You Strategy A ETF | Early Close/Trading Halt Risk Member
Prospectus [Line Items]
Risk [Text Block]	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific investments, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses.
Yields for You Strategy A ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an ETF and invests in other ETFs. As a result of its structure, it is exposed, directly or indirectly, to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount)
due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums or discounts greater than those of ETFs that invest in and hold only securities and other investments that are listed and trade in the U.S.
◦Trading Risk. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.

Yields for You Strategy A ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Yields for You Strategy A ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
Yields for You Strategy A ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums or discounts greater than those of ETFs that invest in and hold only securities and other investments that are listed and trade in the U.S.
Yields for You Strategy A ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading Risk. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
Yields for You Strategy A ETF | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices.
Yields for You Strategy A ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, government actions or interventions (including, but not limited, to the threat or imposition of tariffs, trade restrictions, currency restrictions or similar actions) as well as developments related to economic, political (including geopolitical), social, public health, market, extreme weather, natural or man-made disasters, or other conditions or events have in the past and may in the future result in volatility in financial markets and reduced liquidity in equity, credit, and/or debt markets, which could adversely impact the Fund and its investments and their value and performance. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.
Yields for You Strategy A ETF | Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk. The Underlying ETFs may hold securities or other assets that may be valued on the basis of factors other than readily available market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that an Underlying ETF could sell or close out a portfolio position for the value established for it at any time, and it is possible that an Underlying ETF would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Underlying ETF at that time. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
Yields for You Strategy A ETF | Limited Operating History Risk Member
Prospectus [Line Items]
Risk [Text Block]	Limited Operating History Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.
Yields for You Strategy A ETF | Asset Allocation Fund Of Funds Risk Member
Prospectus [Line Items]
Risk [Text Block]	Asset Allocation Fund of Funds Risk. Asset allocation decisions, techniques, or analyses, or models implemented by the Adviser may not produce the expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment goals. Although the theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long term, you still may lose money and/or experience price volatility. Performance of and the Adviser's assumptions about asset classes and Underlying ETFs may diverge from historical performance and assumptions used to develop allocations in light of actual market conditions. There is a risk that you could achieve better returns by investing in individual ETFs or funds representing a single asset class rather than investing in a fund of funds. The Fund’s performance is also closely related to the Underlying ETFs’ performance and ability to meet their investment goals. Shareholders bear indirectly the expenses of the Underlying ETFs in which the Fund invests in addition to the Fund’s management fee so there is a risk of an additional layer or layers of fees. The Fund’s actual asset class allocations may deviate from the intended allocation because an Underlying ETF’s investments can change due to market movements, the Underlying ETF manager’s investment decisions or other factors, which could result in the Underlying ETF’s risk/return target not being met. As a fund of funds, the Fund is exposed to the same risks as the Underlying ETFs in proportion to the Fund’s allocation to those Underlying ETFs. To the extent that the Fund invests a significant portion of its assets in a single Underlying ETF, it may be more susceptible to risks associated with that ETF and its investments.
Yields for You Strategy A ETF | Cash And Cash Equivalents Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash and Cash Equivalents Risk. Holding cash or cash equivalents rather than securities or other instruments, even strategically, may cause the Fund to risk losing opportunities to participate in market appreciation, and may cause the Fund to experience potentially lower returns than other funds that remain fully invested.
Yields for You Strategy A ETF | Convertible Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	•Convertible Securities Risk. Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity and interest rate risk.
Yields for You Strategy A ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.
Yields for You Strategy A ETF | Fixed Income Securities Risk, Prepayment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fixed Income Securities Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to decrease interest rates. Changes in government intervention may have adverse effects on investments, volatility, and the liquidity of debt markets.
◦Call Risk. During periods of falling interest rates, an issuer of a callable bond held by an Underlying ETF may “call” or repay the security prior to its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in an Underlying ETF’s income.
◦Credit Risk. Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of an investment in that issuer.
◦Event Risk. Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
◦Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.
◦Inflation Risk. The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. Debt securities that pay a fixed rather than variable interest rate are especially vulnerable to inflation risk because variable-rate debt securities may be able to participate, over the long term, in rising interest rates which have historically corresponded with long-term inflationary trends.
◦Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
◦Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the proceeds may have to be invested in securities with lower yields.
Yields for You Strategy A ETF | Fixed Income Securities Risk, Call Risk Member
Prospectus [Line Items]
Risk [Text Block]	Call Risk. During periods of falling interest rates, an issuer of a callable bond held by an Underlying ETF may “call” or repay the security prior to its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in an Underlying ETF’s income.
Yields for You Strategy A ETF | Fixed Income Securities Risk, Credit Risk Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of an investment in that issuer.
Yields for You Strategy A ETF | Fixed Income Securities Risk, Event Risk Member
Prospectus [Line Items]
Risk [Text Block]	Event Risk. Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
Yields for You Strategy A ETF | Fixed Income Securities Risk, Extension Risk Member
Prospectus [Line Items]
Risk [Text Block]	Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.
Yields for You Strategy A ETF | Fixed Income Securities Risk, Inflation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Inflation Risk. The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. Debt securities that pay a fixed rather than variable interest rate are especially vulnerable to inflation risk because variable-rate debt securities may be able to participate, over the long term, in rising interest rates which have historically corresponded with long-term inflationary trends.
Yields for You Strategy A ETF | Fixed Income Securities Risk, Interest Rate Risk Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
Yields for You Strategy A ETF | Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the proceeds may have to be invested in securities with lower yields.
Yields for You Strategy A ETF | Floating And Variable Rate Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Floating and Variable Rate Securities Risk. These securities pay interest at rates that change periodically to reflect changes in market interest rates. Because these securities adjust the interest they pay, they may be beneficial when interest rates are rising because of the additional return the Underlying ETF will receive, and they may be detrimental when interest rates are falling because of the reduction in interest payments to the Underlying ETF.
Yields for You Strategy A ETF | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting, and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.
Yields for You Strategy A ETF | Government Obligations Risk Member
Prospectus [Line Items]
Risk [Text Block]	Government Obligations Risk. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law, such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Securities issued by Fannie Mae and Freddie Mac have historically been supported only by the discretionary authority of the U.S. government. While the U.S. government provides financial support to various U.S. government-sponsored agencies and instrumentalities, such as Fannie Mae and Freddie Mac, no assurance can be given that it will always do so. In September 2008, at the direction of the U.S. Department of the Treasury, Fannie Mae and Freddie Mac were placed into conservatorship under the Federal Housing Finance Agency (“FHFA”), an independent regulator, and they remain in such status as of the date of this Prospectus. The U.S. government also took steps to provide additional financial support to Fannie Mae and Freddie Mac.
Yields for You Strategy A ETF | Hedging Risk Member
Prospectus [Line Items]
Risk [Text Block]	Hedging Risk. Derivatives used by the Underlying ETFs to reduce volatility and generate returns may not perform as intended. There can be no assurance that the Underlying ETFs’ strategies will be effective. Such derivatives may expose the Underlying ETF, and therefore the Fund, to losses, e.g., option premiums, to which it would not have otherwise been exposed. Further, the use of derivatives to hedge may not fully protect the Underlying ETF, and therefore the Fund, against declines in the value of its portfolio securities.
Yields for You Strategy A ETF | High-Yield Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	High-Yield Securities Risk. The fixed income investments held by an Underlying ETF that are rated below investment grade, also known as “junk bonds”, are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer. The price of high yield securities tends to be subject to greater volatility due to issuer-specific factors, such as operating results and outlook and to real or perceived adverse economic and competitive industry conditions. Such securities are generally considered speculative because they present a greater risk of loss, including default, than higher quality fixed income investments.
Yields for You Strategy A ETF | Index Tracking Risk Member
Prospectus [Line Items]
Risk [Text Block]	Index Tracking Risk. Certain Underlying ETFs or other investment companies in which the Fund invests are not actively managed and instead attempt to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, its holdings will hold constituent securities of the applicable index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Underling ETF’s or Fund’s return to be lower than if it had employed an active strategy. In addition, the return may not match or achieve a high degree of correlation with the return of the applicable index due to expenses and transaction costs incurred in adjusting its portfolio. It is possible it may not always fully replicate the performance of the index.
Yields for You Strategy A ETF | Inflation-Indexed Bonds Risk Member
Prospectus [Line Items]
Risk [Text Block]	Inflation-Indexed Bonds Risk. Inflation-indexed bonds are debt securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index (“CPI”) accruals as part of a semi-annual coupon. Although inflation-indexed bonds may be somewhat less liquid than Treasury Securities, they are generally as liquid as most other government securities. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. An Underlying ETF may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Yields for You Strategy A ETF | Market Capitalization Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Capitalization Risk.
◦Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and, therefore, subject to slower growth during times of economic expansion. Large-capitalization companies also may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
◦Mid-Capitalization Investing Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole. Some mid-capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to large-capitalization companies.

Yields for You Strategy A ETF | Market Capitalization Risk, Large-Capitalization Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and, therefore, subject to slower growth during times of economic expansion. Large-capitalization companies also may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
Yields for You Strategy A ETF | Market Capitalization Risk, Mid-Capitalization Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Mid-Capitalization Investing Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole. Some mid-capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to large-capitalization companies.
Yields for You Strategy A ETF | Mortgage- And Asset-Backed Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Mortgage- and Asset-Backed Securities Risk. The Underlying ETFs may invest in U.S. government agency-backed mortgage- and asset-backed securities. Mortgage- and asset-backed securities are subject to interest rate risk. Modest movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of these securities. When interest rates fall, mortgage- and asset-backed securities may be subject to prepayment risk. When interest rates rise, certain types of mortgage- and asset-backed securities are subject to extension risk. Mortgage- and asset-backed securities can also be subject to the risk of default on the underlying residential or commercial mortgage(s) or other assets.
Yields for You Strategy A ETF | Other Investment Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Other Investment Companies Risk. The risks of investment in other investment companies, including ETFs, typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. The Fund will incur higher and duplicative expenses when it invests in other investment companies, however, the Adviser will not collect management fees for managing Fund assets invested in affiliated ETFs. Investments in ETFs are also subject to the “ETF Risks” described above.
Yields for You Strategy A ETF | Preferred Stock Risk Member
Prospectus [Line Items]
Risk [Text Block]	Preferred Stock Risk. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.
Yields for You Strategy A ETF | REIT Risk Member
Prospectus [Line Items]
Risk [Text Block]	REIT Risk. Investment in real estate companies, including REITs, exposes the Fund to the risks of owning real estate directly. Real estate is highly sensitive to general and local economic conditions and developments. The U.S. real estate market may experience and has, in the past, experienced a decline in value, with certain regions experiencing significant losses in property values. Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and the risk normally associated with debt financing, and could potentially increase the Fund’s volatility and losses. Exposure to such real estate may adversely affect Fund performance. Further, REITs are dependent upon specialized management skills, and their investments may be concentrated in relatively few properties, or in a small geographic area or a single property type. REITs also are subject to heavy cash flow dependency and, as a result, are particularly reliant on the proper functioning of capital markets. A variety of economic and other factors may adversely affect a lessee’s ability to meet its obligations to a REIT. In the event of a default by a lessee, the REIT may experience delays in enforcing its rights as a lessor and may incur substantial costs associated in protecting its investments. In addition, a REIT could fail to qualify for favorable regulatory treatment.
Yields for You Strategy A ETF | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Risk. The Fund’s investing approach may result in an emphasis on certain sectors or sub-sectors of the market at any given time. To the extent the Fund invests more heavily in one sector or sub-sector of the market, it thereby presents a more concentrated risk and its performance will be especially sensitive to developments that significantly affect those sectors or sub-sectors. In addition, the value of Shares may change at different rates compared to the value of shares of a fund with investments in a more diversified mix of sectors and industries. An individual sector or sub-sector of the market may have above-average performance during particular periods, but may also move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events. The Fund’s performance could also be affected if the sectors or sub-sectors do not perform as expected. Alternatively, the lack of exposure to one or more sectors or sub-sectors may adversely affect performance.
Yields for You Strategy A ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Yields for You Strategy A ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
Yields for You Strategy B ETF | Active Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Active Management Risk. The Fund is actively managed and its performance reflects investment decisions that the Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns. In addition, the Adviser’s evaluations and assumptions regarding investments, interest rates, inflation, and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.
Yields for You Strategy B ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. Investing in derivatives involves entering into contracts with third parties (i.e., counterparties). The use of derivatives involves risks that are different from those associated with ordinary portfolio securities transactions. The Underlying ETFs will be subject to credit risk (i.e., the risk that a counterparty is or is perceived to be unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount they expect to receive from counterparties to derivatives entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, or if any collateral posted by the counterparty for the benefit of the Underlying ETF is insufficient or there are delays in the Underlying ETF’s ability to access such collateral, the value of an investment in the Underlying ETFs may decline. The counterparty to a listed futures contract is the derivatives clearing organization for the listed future. The listed future is held through a futures commission merchant (“FCM”) acting on behalf of the Underlying ETF. Consequently, the counterparty risk on a listed futures contract is the creditworthiness of the FCM and the exchange’s clearing corporation.
Yields for You Strategy B ETF | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.
Yields for You Strategy B ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. The Underlying ETF’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; and illiquidity of the derivative investments. The derivatives used by the Underlying ETF may give rise to a form of leverage. Leverage magnifies the potential for gain; however it may result in greater losses, which in some cases may cause the Underlying ETF to liquidate other portfolio investments at inopportune times (e.g., at a loss to comply with limits on leverage and derivatives risk limits imposed by the 1940 Act and the rules thereunder or when the Adviser otherwise would have preferred to hold the investment) or to meet redemption requests. Certain of the Underlying ETF’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Underlying ETF realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Underlying ETF’s after-tax returns. To the extent the Underlying ETF invests in such derivative instruments, the value of the Underlying ETF’s portfolio is likely to experience greater volatility over short-term periods.

Yields for You Strategy B ETF | Early Close/Trading Halt Risk Member
Prospectus [Line Items]
Risk [Text Block]	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific investments, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses.
Yields for You Strategy B ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an ETF and invests in other ETFs. As a result of its structure, it is exposed, directly or indirectly, to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums or discounts greater than those of ETFs that invest in and hold only securities and other investments that are listed and trade in the U.S.
◦Trading Risk. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
Yields for You Strategy B ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Yields for You Strategy B ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
Yields for You Strategy B ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums or discounts greater than those of ETFs that invest in and hold only securities and other investments that are listed and trade in the U.S.
Yields for You Strategy B ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading Risk. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
Yields for You Strategy B ETF | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices.
Yields for You Strategy B ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, government actions or interventions (including, but not limited, to the threat or imposition of tariffs, trade restrictions, currency restrictions or similar actions) as well as developments related to economic, political (including geopolitical), social, public health, market, extreme weather, natural or man-made disasters, or other conditions or events have in the past and may in the future result in volatility in financial markets and reduced liquidity in equity, credit, and/or debt markets, which could adversely impact the Fund and its investments and their value and performance. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.
Yields for You Strategy B ETF | Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk. The Underlying ETFs may hold securities or other assets that may be valued on the basis of factors other than readily available market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that an Underlying ETF could sell or close out a portfolio position for the value established for it at any time, and it is possible that an Underlying ETF would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Underlying ETF at that time. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
Yields for You Strategy B ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision.
Yields for You Strategy B ETF | Asset Allocation Fund Of Funds Risk Member
Prospectus [Line Items]
Risk [Text Block]	Asset Allocation Fund of Funds Risk. Asset allocation decisions, techniques, or analyses, or models implemented by the Adviser may not produce the expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment goals. Although the theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long term, you still may lose money and/or experience price volatility. Performance of and the Adviser's assumptions about asset classes and Underlying ETFs may diverge from historical performance and assumptions used to develop allocations in light of actual market conditions. There is a risk that you could achieve better returns by investing in individual ETFs or funds representing a single asset class rather than investing in a fund of funds. The Fund’s performance is also closely related to the Underlying ETFs’ performance and ability to meet their investment goals. Shareholders bear indirectly the expenses of the Underlying ETFs in which the Fund invests in addition to the Fund’s management fee so there is a risk of an additional layer or layers of fees. The Fund’s actual asset class allocations may deviate from the intended allocation because an Underlying ETF’s investments can change due to market movements, the Underlying ETF manager’s investment decisions or other factors, which could result in the Underlying ETF’s risk/return target not being met. As a fund of funds, the Fund is exposed to the same risks as the Underlying ETFs in proportion to the Fund’s allocation to those Underlying ETFs. To the extent that the Fund invests a significant portion of its assets in a single Underlying ETF, it may be more susceptible to risks associated with that ETF and its investments.

Yields for You Strategy B ETF | Cash And Cash Equivalents Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash and Cash Equivalents Risk. Holding cash or cash equivalents rather than securities or other instruments, even strategically, may cause the Fund to risk losing opportunities to participate in market appreciation, and may cause the Fund to experience potentially lower returns than other funds that remain fully invested.
Yields for You Strategy B ETF | Convertible Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Convertible Securities Risk. Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity and interest rate risk.
Yields for You Strategy B ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.
Yields for You Strategy B ETF | Fixed Income Securities Risk, Prepayment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the proceeds may have to be invested in securities with lower yields.
Yields for You Strategy B ETF | Fixed Income Securities Risk, Call Risk Member
Prospectus [Line Items]
Risk [Text Block]	Call Risk. During periods of falling interest rates, an issuer of a callable bond held by an Underlying ETF may “call” or repay the security prior to its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in an Underlying ETF’s income.
Yields for You Strategy B ETF | Fixed Income Securities Risk, Credit Risk Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of an investment in that issuer.
Yields for You Strategy B ETF | Fixed Income Securities Risk, Event Risk Member
Prospectus [Line Items]
Risk [Text Block]	Event Risk. Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
Yields for You Strategy B ETF | Fixed Income Securities Risk, Extension Risk Member
Prospectus [Line Items]
Risk [Text Block]	Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.
Yields for You Strategy B ETF | Fixed Income Securities Risk, Inflation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Inflation Risk. The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. Debt securities that pay a fixed rather than variable interest rate are especially vulnerable to inflation risk because variable-rate debt securities may be able to participate, over the long term, in rising interest rates which have historically corresponded with long-term inflationary trends.
Yields for You Strategy B ETF | Fixed Income Securities Risk, Interest Rate Risk Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
Yields for You Strategy B ETF | Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Fixed Income Securities Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to decrease interest rates. Changes in government intervention may have adverse effects on investments, volatility, and the liquidity of debt markets.
◦Call Risk. During periods of falling interest rates, an issuer of a callable bond held by an Underlying ETF may “call” or repay the security prior to its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in an Underlying ETF’s income.
◦Credit Risk. Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of an investment in that issuer.
◦Event Risk. Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
◦Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.
◦Inflation Risk. The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. Debt securities that pay a fixed rather than variable interest rate are especially vulnerable to inflation risk because variable-rate debt securities may be able to participate, over the long term, in rising interest rates which have historically corresponded with long-term inflationary trends.
◦Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
◦Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the proceeds may have to be invested in securities with lower yields.
Yields for You Strategy B ETF | Floating And Variable Rate Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Floating and Variable Rate Securities Risk. These securities pay interest at rates that change periodically to reflect changes in market interest rates. Because these securities adjust the interest they pay, they may be beneficial when interest rates are rising because of the additional return the Underlying ETF will receive, and they may be detrimental when interest rates are falling because of the reduction in interest payments to the Underlying ETF.
Yields for You Strategy B ETF | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting, and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.
Yields for You Strategy B ETF | Government Obligations Risk Member
Prospectus [Line Items]
Risk [Text Block]	Government Obligations Risk. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law, such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Securities issued by Fannie Mae and Freddie Mac have historically been supported only by the discretionary authority of the U.S. government. While the U.S. government provides financial support to various U.S. government-sponsored agencies and instrumentalities, such as Fannie Mae and Freddie Mac, no assurance can be given that it will always do so. In September 2008, at the direction of the U.S. Department of the Treasury, Fannie Mae and Freddie Mac were placed into conservatorship under the Federal Housing Finance Agency (“FHFA”), an independent regulator, and they remain in such status as of the date of this Prospectus. The U.S. government also took steps to provide additional financial support to Fannie Mae and Freddie Mac.
Yields for You Strategy B ETF | Hedging Risk Member
Prospectus [Line Items]
Risk [Text Block]	Hedging Risk. Derivatives used by the Underlying ETFs to reduce volatility and generate returns may not perform as intended. There can be no assurance that the Underlying ETFs’ strategies will be effective. Such derivatives may expose the Underlying ETF, and therefore the Fund, to losses, e.g., option premiums, to which it would not have otherwise been exposed. Further, the use of derivatives to hedge may not fully protect the Underlying ETF, and therefore the Fund, against declines in the value of its portfolio securities.
Yields for You Strategy B ETF | Index Tracking Risk Member
Prospectus [Line Items]
Risk [Text Block]	Index Tracking Risk. Certain Underlying ETFs or other investment companies in which the Fund invests are not actively managed and instead attempt to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, its holdings will hold constituent securities of the applicable index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Underling ETF’s or Fund’s return to be lower than if it had employed an active strategy. In addition, the return may not match or achieve a high degree of correlation with the return of the applicable index due to expenses and transaction costs incurred in adjusting its portfolio. It is possible it may not always fully replicate the performance of the index.
Yields for You Strategy B ETF | Inflation-Indexed Bonds Risk Member
Prospectus [Line Items]
Risk [Text Block]	Inflation-Indexed Bonds Risk. Inflation-indexed bonds are debt securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index (“CPI”) accruals as part of a semi-annual coupon. Although inflation-indexed bonds may be somewhat less liquid than Treasury Securities, they are generally as liquid as most other government securities. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. An Underlying ETF may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Yields for You Strategy B ETF | Market Capitalization Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Capitalization Risk.
◦Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and, therefore, subject to slower growth during times of economic expansion. Large-capitalization companies also may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
◦Mid-Capitalization Investing Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole. Some mid-capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to large-capitalization companies.
Yields for You Strategy B ETF | Market Capitalization Risk, Large-Capitalization Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and, therefore, subject to slower growth during times of economic expansion. Large-capitalization companies also may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
Yields for You Strategy B ETF | Market Capitalization Risk, Mid-Capitalization Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Mid-Capitalization Investing Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole. Some mid-capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to large-capitalization companies.
Yields for You Strategy B ETF | Mortgage- And Asset-Backed Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Mortgage- and Asset-Backed Securities Risk. The Underlying ETFs may invest in U.S. government agency-backed mortgage- and asset-backed securities. Mortgage- and asset-backed securities are subject to interest rate risk. Modest movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of these securities. When interest rates fall, mortgage- and asset-backed securities may be subject to prepayment risk. When interest rates rise, certain types of mortgage- and asset-backed securities are subject to extension risk. Mortgage- and asset-backed securities can also be subject to the risk of default on the underlying residential or commercial mortgage(s) or other assets.
Yields for You Strategy B ETF | Other Investment Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Other Investment Companies Risk. The risks of investment in other investment companies, including ETFs, typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. The Fund will incur higher and duplicative expenses when it invests in other investment companies, however, the Adviser will not collect management fees for managing Fund assets invested in affiliated ETFs. Investments in ETFs are also subject to the “ETF Risks” described above.
Yields for You Strategy B ETF | Preferred Stock Risk Member
Prospectus [Line Items]
Risk [Text Block]	Preferred Stock Risk. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.
Yields for You Strategy B ETF | REIT Risk Member
Prospectus [Line Items]
Risk [Text Block]	REIT Risk. Investment in real estate companies, including REITs, exposes the Fund to the risks of owning real estate directly. Real estate is highly sensitive to general and local economic conditions and developments. The U.S. real estate market may experience and has, in the past, experienced a decline in value, with certain regions experiencing significant losses in property values. Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and the risk normally associated with debt financing, and could potentially increase the Fund’s volatility and losses. Exposure to such real estate may adversely affect Fund performance. Further, REITs are dependent upon specialized management skills, and their investments may be concentrated in relatively few properties, or in a small geographic area or a single property type. REITs also are subject to heavy cash flow dependency and, as a result, are particularly reliant on the proper functioning of capital markets. A variety of economic and other factors may adversely affect a lessee’s ability to meet its obligations to a REIT. In the event of a default by a lessee, the REIT may experience delays in enforcing its rights as a lessor and may incur substantial costs associated in protecting its investments. In addition, a REIT could fail to qualify for favorable regulatory treatment.
Yields for You Strategy B ETF | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	•Sector Risk. The Fund’s investing approach may result in an emphasis on certain sectors or sub-sectors of the market at any given time. To the extent the Fund invests more heavily in one sector or sub-sector of the market, it thereby presents a more concentrated risk and its performance will be especially sensitive to developments that significantly affect those sectors or sub-sectors. In addition, the value of Shares may change at different rates compared to the value of shares of a fund with investments in a more diversified mix of sectors and industries. An individual sector or sub-sector of the market may have above-average performance during particular periods, but may also move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events. The Fund’s performance could also be affected if the sectors or sub-sectors do not perform as expected. Alternatively, the lack of exposure to one or more sectors or sub-sectors may adversely affect performance.
Yields for You Strategy B ETF | Buffered Strategy Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Buffered Strategy Investment Risk. There can be no guarantee that the Underlying ETFs will be successful in their strategy to provide downside protection against losses and the Fund may not be able to take advantage of Underlying ETF buffers. In periods of extreme market volatility, an Underlying ETFs downside protection may be significantly less than the buffer. In addition, because the buffer is structured to protect an Underlying ETF’s loss of NAV, to the extent the Fund sells Underlying ETFs on an exchange and the ETF is trading at prices that deviate from NAV, the Fund may not realize the full value of the of the downside protection or benefit from the full value of any appreciation up to any maximum cap on returns of the Underlying ETF. The Fund may also not receive the benefit of investments in Underlying ETFs that have a maximum cap on returns because it cannot participate in any gains beyond the cap. In periods of heightened market volatility, an Underlying ETF’s upside limit may be significantly lower than the cap because caps may change from period to period.
The Fund may purchase shares of one or more underlying buffered ETFs that are near or at their cap or without the protection provided by a buffer. Because the Fund may buy an underlying buffered ETF on days other than the first day of the ETF’s outcome period and sell on days other than the last day of the ETF’s outcome period, it is not likely that the Fund will realize the stated outcome of the underlying buffered ETF. During any rebalance period, the underlying buffered ETF may not be equally weighted, so the Fund may be exposed to one or more Underlying ETFs disproportionately. Under such circumstances the Fund may be exposed to the overweighted performance of certain underlying buffered ETFs. The Fund does not pursue a defined outcome strategy and does not provide any buffer or floor against losses. You may experience significant losses on investments in the Fund.

Yields for You Strategy B ETF | Growth Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Growth Investing Risk. Growth stocks can be volatile for several reasons. Since those companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.
Yields for You Strategy B ETF | U.S. Treasury Obligations Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other fixed income securities in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.
Yields for You Strategy B ETF | Value Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Value Investing Risk. Because the Fund may utilize a value style of investing, the Fund could suffer losses or produce poor results relative to other funds, even in a rising market, if the Adviser’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is incorrect.
Yields for You Strategy B ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Yields for You Strategy B ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
Relative Strength Managed Volatility Strategy ETF | Active Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Active Management Risk. The Fund is actively managed and its performance reflects investment decisions that the Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns. In addition, the Adviser’s evaluations and assumptions regarding investments, interest rates, inflation, and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.
Relative Strength Managed Volatility Strategy ETF | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.
Relative Strength Managed Volatility Strategy ETF | Early Close/Trading Halt Risk Member
Prospectus [Line Items]
Risk [Text Block]	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific investments, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses.
Relative Strength Managed Volatility Strategy ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
•ETF Risks. The Fund is an ETF and invests in other ETFs. As a result of its structure, it is exposed directly or indirectly to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading Risk. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
Relative Strength Managed Volatility Strategy ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Relative Strength Managed Volatility Strategy ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
Relative Strength Managed Volatility Strategy ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
Relative Strength Managed Volatility Strategy ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading Risk. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
Relative Strength Managed Volatility Strategy ETF | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices.
Relative Strength Managed Volatility Strategy ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, government actions or interventions (including, but not limited, to the threat or imposition of tariffs, trade restrictions, currency restrictions or similar actions) as well as developments related to economic, political (including geopolitical), social, public health, market, extreme weather, natural or man-made disasters, or other conditions or events have in the past and may in the future result in volatility in financial markets and reduced liquidity in equity, credit, and/or debt markets, which could adversely impact the Fund and its investments and their value and performance. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.
Relative Strength Managed Volatility Strategy ETF | Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk. The Fund may hold securities or other assets that may be valued on the basis of factors other than readily available market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by a Fund at that time. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
Relative Strength Managed Volatility Strategy ETF | High Portfolio Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]	High Portfolio Turnover Risk. The Fund may frequently buy and sell investments. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.
Relative Strength Managed Volatility Strategy ETF | Limited Operating History Risk Member
Prospectus [Line Items]
Risk [Text Block]	Limited Operating History Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.
Relative Strength Managed Volatility Strategy ETF | Cash And Cash Equivalents Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash and Cash Equivalents Risk. Holding cash or cash equivalents rather than securities or other instruments, even strategically, may cause the Fund to risk losing opportunities to participate in market appreciation, and may cause the Fund to experience potentially lower returns than other funds that remain fully invested.
Relative Strength Managed Volatility Strategy ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.
Relative Strength Managed Volatility Strategy ETF | Fixed Income Securities Risk, Prepayment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the proceeds may have to be invested in securities with lower yields.
Relative Strength Managed Volatility Strategy ETF | Fixed Income Securities Risk, Call Risk Member
Prospectus [Line Items]
Risk [Text Block]	Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security prior to its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income.
Relative Strength Managed Volatility Strategy ETF | Fixed Income Securities Risk, Credit Risk Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of an investment in that issuer.
Relative Strength Managed Volatility Strategy ETF | Fixed Income Securities Risk, Event Risk Member
Prospectus [Line Items]
Risk [Text Block]	Event Risk. Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
Relative Strength Managed Volatility Strategy ETF | Fixed Income Securities Risk, Extension Risk Member
Prospectus [Line Items]
Risk [Text Block]	Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.
Relative Strength Managed Volatility Strategy ETF | Fixed Income Securities Risk, Inflation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Inflation Risk. The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. Debt securities that pay a fixed rather than variable interest rate are especially vulnerable to inflation risk because variable-rate debt securities may be able to participate, over the long term, in rising interest rates which have historically corresponded with long-term inflationary trends.
Relative Strength Managed Volatility Strategy ETF | Fixed Income Securities Risk, Interest Rate Risk Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
Relative Strength Managed Volatility Strategy ETF | Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fixed Income Securities Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to decrease interest rates. Changes in government intervention may have adverse effects on investments, volatility, and the liquidity of debt markets.
◦Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security prior to its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income.
◦Credit Risk. Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of an investment in that issuer.
◦Event Risk. Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
◦Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.
◦Inflation Risk. The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. Debt securities that pay a fixed rather than variable interest rate are especially vulnerable to inflation risk because variable-rate debt securities may be able to participate, over the long term, in rising interest rates which have historically corresponded with long-term inflationary trends.
◦Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
◦Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the proceeds may have to be invested in securities with lower yields.
Relative Strength Managed Volatility Strategy ETF | Government Obligations Risk Member
Prospectus [Line Items]
Risk [Text Block]	Government Obligations Risk. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law, such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Securities issued by Fannie Mae and Freddie Mac have historically been supported only by the discretionary authority of the U.S. government. While the U.S. government provides financial support to various U.S. government-sponsored agencies and instrumentalities, such as Fannie Mae and Freddie Mac, no assurance can be given that it will always do so. In September 2008, at the direction of the U.S. Department of the Treasury, Fannie Mae and Freddie Mac were placed into conservatorship under the Federal Housing Finance Agency (“FHFA”), an independent regulator, and they remain in such status as of the date of this Prospectus. The U.S. government also took steps to provide additional financial support to Fannie Mae and Freddie Mac.
Relative Strength Managed Volatility Strategy ETF | Index Tracking Risk Member
Prospectus [Line Items]
Risk [Text Block]	Index Tracking Risk. Certain other investment companies in which the Fund invests are not actively managed and instead attempt to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, its holdings will hold constituent securities of the applicable index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Underling ETF’s or Fund’s return to be lower than if it had employed an active strategy. In addition, the return may not match or achieve a high degree of correlation with the return of the applicable index due to expenses and transaction costs incurred in adjusting its portfolio. It is possible it may not always fully replicate the performance of the index.
Relative Strength Managed Volatility Strategy ETF | Market Capitalization Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Market Capitalization Risk.
◦Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and, therefore, subject to slower growth during times of economic expansion. Large-capitalization companies also may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
◦Mid-Capitalization Investing Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole. Some mid-capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to large-capitalization companies.
◦Small-Capitalization Investing Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. Some small-capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies. Small-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.

Relative Strength Managed Volatility Strategy ETF | Market Capitalization Risk, Large-Capitalization Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and, therefore, subject to slower growth during times of economic expansion. Large-capitalization companies also may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
Relative Strength Managed Volatility Strategy ETF | Market Capitalization Risk, Mid-Capitalization Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Mid-Capitalization Investing Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole. Some mid-capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to large-capitalization companies.
Relative Strength Managed Volatility Strategy ETF | Other Investment Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Other Investment Companies Risk. The risks of investment in other investment companies, including ETFs, typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. The Fund will incur higher and duplicative expenses when it invests in other investment companies, however, the Adviser will not collect management fees for managing Fund assets invested in affiliated ETFs. Investments in ETFs are also subject to the “ETF Risks” described above.
Relative Strength Managed Volatility Strategy ETF | REIT Risk Member
Prospectus [Line Items]
Risk [Text Block]
•REIT Risk. Investment in real estate companies, including REITs, exposes the Fund to the risks of owning real estate directly. Real estate is highly sensitive to general and local economic conditions and developments. The U.S. real estate market may experience and has, in the past, experienced a decline in value, with certain regions experiencing significant losses in property values. Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and the risk normally associated with debt financing, and could potentially increase the Fund’s volatility and losses. Exposure to such real estate may adversely affect Fund performance. Further, REITs are dependent upon specialized management skills, and their investments may be concentrated in relatively few properties, or in a small geographic area or a single property type. REITs also are subject to heavy cash flow dependency and, as a result, are particularly reliant on the proper functioning of capital markets. A variety of economic and other factors may adversely affect a lessee’s ability to meet its obligations to a REIT. In the event of a default by a lessee, the REIT may experience delays in enforcing its rights as a lessor and may incur substantial costs associated in protecting its investments. In addition, a REIT could fail to qualify for favorable regulatory treatment.

Relative Strength Managed Volatility Strategy ETF | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Risk. The Fund’s investing approach may result in an emphasis on certain sectors or sub-sectors of the market at any given time. To the extent the Fund invests more heavily in one sector or sub-sector of the market, it thereby presents a more concentrated risk and its performance will be especially sensitive to developments that significantly affect those sectors or sub-sectors. In addition, the value of Shares may change at different rates compared to the value of shares of a fund with investments in a more diversified mix of sectors and industries. An individual sector or sub-sector of the market may have above-average performance during particular periods, but may also move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events. The Fund’s performance could also be affected if the sectors or sub-sectors do not perform as expected. Alternatively, the lack of exposure to one or more sectors or sub-sectors may adversely affect performance.
Relative Strength Managed Volatility Strategy ETF | Growth Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Growth Investing Risk. Growth stocks can be volatile for several reasons. Since those companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.
Relative Strength Managed Volatility Strategy ETF | U.S. Treasury Obligations Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other fixed income securities in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.
Relative Strength Managed Volatility Strategy ETF | Market Capitalization Risk, Small-Capitalization Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Small-Capitalization Investing Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. Some small-capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies. Small-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.
Relative Strength Managed Volatility Strategy ETF | Momentum Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Momentum Investing Risk. Securities that exhibit momentum characteristics may be more volatile than the market as a whole. In addition, the returns of securities that previously have exhibited price momentum may be less than the returns of other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum, and they may also experience rapid and substantial declines in value. In addition, there may be periods when the momentum style of investing is out of favor, and the investment performance of the Fund may be negatively affected compared to the returns from other styles of investing.
Relative Strength Managed Volatility Strategy ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Relative Strength Managed Volatility Strategy ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
Iceland ETF | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.
Iceland ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
•ETF Risks. The Fund is an ETF and, as a result of its structure, is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums or discounts greater than those of ETFs that invest in and hold only securities and other investments that are listed and trade in the U.S.
◦Trading Risk. Although Shares are listed for trading on the NASDAQ Stock Market, LLC (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
Iceland ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Iceland ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
Iceland ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums or discounts greater than those of ETFs that invest in and hold only securities and other investments that are listed and trade in the U.S.

Iceland ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading Risk. Although Shares are listed for trading on the NASDAQ Stock Market, LLC (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
Iceland ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, government actions or interventions (including, but not limited, to the threat or imposition of tariffs, trade restrictions, currency restrictions or similar actions) as well as developments related to economic, political (including geopolitical), social, public health, market, extreme weather, natural or man-made disasters, or other conditions or events have in the past and may in the future result in volatility in financial markets and reduced liquidity in equity, credit, and/or debt markets, which could adversely impact the Fund and its investments and their value and performance. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.
Iceland ETF | Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk. The Fund may hold securities or other assets that may be valued on the basis of factors other than readily available market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Adviser’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
Iceland ETF | Limited Operating History Risk Member
Prospectus [Line Items]
Risk [Text Block]	Limited Operating History Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.
Iceland ETF | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there also is the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.
Iceland ETF | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. The Fund may invest a significant portion of its assets in the following sectors and, therefore, the performance of the Fund could be negatively impacted by events affecting each of these sectors.
◦Consumer Staples Sector Risk. The Fund may invest in companies in the consumer staples sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Companies in the consumer staples sector, including those in the food and beverage industries, may be affected by general economic conditions, commodity production and pricing, consumer confidence and spending, consumer preferences, interest rates, product cycles, marketing campaigns, competition, and government regulations.
◦Financial Services Sector Risk. Performance of companies in the financial services sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. This sector has experienced significant losses in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted.
◦Health Care Sector Risk. Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services. Companies in the health care sector are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of these companies. Health care companies are also subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the health care sector require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market.
◦Industrials Sector Risk. Issuers in the industrial sector are affected by supply and demand, both for their specific product or service and for industrial sector products in general. The products of such issuers may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, world events, economic conditions and exchange rates affect the performance of companies in the industrial sector. Issuers in the industrial sector may be adversely affected by liability for environmental damage, product liability claims and exchange rates. The industrial sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors.
Iceland ETF | Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. Because the Fund’s assets will be concentrated in an industry or group of industries to the extent the Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries. As of March 31, 2026, the Fund has concentrated (i.e., invest more than 25% of its net assets) investment exposure to companies in the Banking Industry. As a result, the Fund is more vulnerable to adverse market, economic, regulatory, political or other developments affecting the Banking Industry than a fund that invests its assets in a more diversified manner. Companies in the Banking Industry include large, geographically diversified banks and regional commercial banks. The Fund is subject to risks faced by companies in the Banking Industry Group, including extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects on profitability due to increases in interest rates or loan losses (which usually increase in economic downturns, which could lead to insolvency or other negative consequences); severe price competition; economic conditions; credit rating downgrades; and increased inter-industry consolidation and competition. This industry has experienced significant losses in the past, and the impact of more stringent capital requirements and of recent or future regulation on any individual bank or on the industry as a whole cannot be predicted. Investments in regional banks, which may be small or medium in size, may involve greater risk than investing in larger, more established banks. The Banking Industry is a separate industry within the Financials Sector.

Iceland ETF | Currency Exchange Rate Risk Member
Prospectus [Line Items]
Risk [Text Block]	Currency Exchange Rate Risk. The Fund may invest in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
Iceland ETF | Depositary Receipt Risk Member
Prospectus [Line Items]
Risk [Text Block]	Depositary Receipt Risk. Depositary receipts, including ADRs and GDRs, involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. Depositary receipts listed on U.S. exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). GDRs are similar to ADRs in that they are certificates evidencing ownership of shares of a foreign issuer; however, GDRs may be issued in bearer form and denominated in other currencies and are generally designed for use in specific or multiple securities markets outside the U.S. When the Fund invests in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares. Because the Underlying Shares trade on foreign exchanges that may be closed when the Fund’s primary listing exchange is open, the Fund may experience premiums and discounts greater than those of funds without exposure to such Underlying Shares.
Iceland ETF | Equity Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.
Iceland ETF | Geographic Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Geographic Investment Risk. Because the Fund invests a significant portion of its assets in the securities of companies in a single country and region, it is more likely to be impacted by events or conditions affecting that country and region. For example, political, social and economic conditions, currency developments or restrictions, and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance.
◦Iceland Investment Risk. Investment in Icelandic issuers involves risks that are specific to Iceland, including, legal, regulatory, political, currency, security and economic risks. Iceland is a small country with an economy focused on energy production, tourism, fishing and smelting aluminum. As a result, Iceland is dependent on trading relationships with certain key trading partners, including the United States, the United Kingdom, Netherlands and other EU countries. Iceland’s top exports are aluminum and fish and tourism has become a major source of revenue for the country.
◦Nordic Countries Investment Risk. The Index includes issuers of Nordic Countries, which may subject the Fund to legal, regulatory, political, currency, security, and economic risks specific to each of the Nordic Countries. The economies of the Nordic Countries are heavily dependent on natural resources and trade amongst one another and with the members of the European Union. Decreasing European imports, new trade regulations, changes in exchange rates, a recession in Europe, or a slowing of economic growth in this region could have an adverse impact on the securities in which the Fund invests. The Nordic Countries have historically maintained generous welfare programs. Such welfare programs can negatively impact the economies of the Nordic Countries by causing increased government spending, higher production costs and lower productivity.

Iceland ETF | Geographic Investment, Iceland Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Iceland Investment Risk. Investment in Icelandic issuers involves risks that are specific to Iceland, including, legal, regulatory, political, currency, security and economic risks. Iceland is a small country with an economy focused on energy production, tourism, fishing and smelting aluminum. As a result, Iceland is dependent on trading relationships with certain key trading partners, including the United States, the United Kingdom, Netherlands and other EU countries. Iceland’s top exports are aluminum and fish and tourism has become a major source of revenue for the country.
Iceland ETF | Geographic Investment, Nordic Countries Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Nordic Countries Investment Risk. The Index includes issuers of Nordic Countries, which may subject the Fund to legal, regulatory, political, currency, security, and economic risks specific to each of the Nordic Countries. The economies of the Nordic Countries are heavily dependent on natural resources and trade amongst one another and with the members of the European Union. Decreasing European imports, new trade regulations, changes in exchange rates, a recession in Europe, or a slowing of economic growth in this region could have an adverse impact on the securities in which the Fund invests. The Nordic Countries have historically maintained generous welfare programs. Such welfare programs can negatively impact the economies of the Nordic Countries by causing increased government spending, higher production costs and lower productivity.
Iceland ETF | Passive Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Passive Investment Risk. The Fund is not actively managed and its Adviser would not sell shares of an equity security due to current or projected underperformance of a security industry or sector unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a rebalancing of the Index as addressed in the Index methodology.
Iceland ETF | Sector Risk, Consumer Staples Risk Member
Prospectus [Line Items]
Risk [Text Block]	Consumer Staples Sector Risk. The Fund may invest in companies in the consumer staples sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Companies in the consumer staples sector, including those in the food and beverage industries, may be affected by general economic conditions, commodity production and pricing, consumer confidence and spending, consumer preferences, interest rates, product cycles, marketing campaigns, competition, and government regulations.
Iceland ETF | Sector Risk, Financial Services Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Financial Services Sector Risk. Performance of companies in the financial services sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. This sector has experienced significant losses in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted.
Iceland ETF | Sector Risk, Health Care Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Health Care Sector Risk. Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services. Companies in the health care sector are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of these companies. Health care companies are also subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the health care sector require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market.
Iceland ETF | Sector Risk, Industrials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Industrials Sector Risk. Issuers in the industrial sector are affected by supply and demand, both for their specific product or service and for industrial sector products in general. The products of such issuers may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, world events, economic conditions and exchange rates affect the performance of companies in the industrial sector. Issuers in the industrial sector may be adversely affected by liability for environmental damage, product liability claims and exchange rates. The industrial sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors.
Iceland ETF | Securities Lending Risk Member
Prospectus [Line Items]
Risk [Text Block]	Securities Lending Risk. There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. As a result, the Fund may lose money.
Iceland ETF | Small-Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Small-Capitalization Company Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. Some small-capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies. Small-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.
Iceland ETF | Tracking Error Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.
Iceland ETF | Underlying Index Risk Member
Prospectus [Line Items]
Risk [Text Block]	Underlying Index Risk. Neither the Adviser nor the Index Provider, the index provider and calculation agent for the Index, is able to guarantee the continuous availability or timeliness of the production of the Index. The calculation and dissemination of the Index values may be delayed if the information technology or other facilities of the Index Provider, data providers and/or relevant stock exchange malfunction for any reason. A significant delay may cause trading in shares of the Fund to be suspended. Errors in
Index data, computation and/or the construction in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Index providers generally do not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the indexes in which they license, and generally do not guarantee that an index will be calculated in accordance with its stated methodology. Losses or costs associated with any index provider errors generally will be borne by the Fund and its shareholders.

Iceland ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Iceland ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a lesser number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Teucrium 2x Long Daily XRP ETF | Active Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Active Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s success or failure to implement strategies for the Fund. The Fund invests in complex instruments (each described below), including swap agreements and futures contracts. Such instruments may create enhanced risks for the Fund and the Adviser’s ability to control the Fund’s level of risk will depend on the Adviser’s skill in managing such instruments. In addition, the Adviser’s evaluations and assumptions regarding investments, interest rates, inflation, and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.
Teucrium 2x Long Daily XRP ETF | Cash Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Transaction Risk. The Fund expects to effect all of its creations and redemptions for cash, rather than in-kind securities. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Further, effecting purchases and redemptions primarily in cash may cause the Fund to incur certain costs, such as portfolio transaction costs. These costs can decrease the Fund’s NAV if not offset by an AP transaction fee.
Teucrium 2x Long Daily XRP ETF | Clearing Broker Risk Member
Prospectus [Line Items]
Risk [Text Block]	Clearing Broker Risk. The failure or bankruptcy of the Fund’s and the Subsidiary’s clearing broker could result in a substantial loss of Fund assets. Under current CFTC regulations, a clearing broker maintains customers’ assets in a bulk segregated account. If a clearing broker fails to do so or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker’s bankruptcy. In that event, the clearing broker’s customers, such as the Fund and the Subsidiary, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker’s customers.
Teucrium 2x Long Daily XRP ETF | Collateral Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Collateral Securities Risk. Collateral may include obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, as well as money market funds and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund. The Fund’s investments in U.S. government securities will change in value in response to interest rate changes and other factors, such as the perception of an issuer’s creditworthiness. Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds. Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Interest rate risk is the risk that interest rates rise and fall over time. For example, the value of fixed-income securities generally decrease when interest rates rise, which may cause the Fund’s value to decrease. Also, investments in fixed-income securities with longer maturities fluctuate more in response to interest rate changes. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.
Teucrium 2x Long Daily XRP ETF | Commodity Pool Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]	Commodity Pool Regulatory Risk. The Fund’s investment exposure to commodity futures and swaps will cause it to be deemed to be a commodity pool, thereby subjecting the Fund to regulation under the Commodity Exchange Act (“CEA”) and CFTC rules. The Adviser is registered as a Commodity Trading Advisor (“CTA”) and a Commodity Pool Operator (“CPO”), and the Fund will be operated in accordance with applicable CFTC rules, as well as the regulatory scheme applicable to registered investment companies. Registration as a CPO imposes additional compliance obligations on the Adviser and the Fund related to additional laws, regulations, and enforcement policies, which could increase compliance costs and may affect the operations and financial performance of the Fund.
Teucrium 2x Long Daily XRP ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. Counterparty risk is the risk that a counterparty to Fund transactions (e.g., swap transactions) will be unable or unwilling to perform its contractual obligation to the Fund. The Fund expects to use futures contracts and swap agreements to gain exposure to XRP without purchasing XRP directly in order to achieve its investment objective. Through these investments and related arrangements, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments contemplated by such arrangements or otherwise to meet its contractual obligations (i.e., counterparty credit risk). If the counterparty becomes bankrupt or defaults on (or otherwise becomes unable or unwilling to perform) its payment or other obligations to the Fund, the Fund may not receive the full amount it is entitled to receive or may experience delays in recovering the collateral or other assets held by, or on behalf of, the counterparty. If this occurs, the value of your Shares in the Fund will decrease.
In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. To the extent the Fund’s counterparties are concentrated in the financial services sector, the Fund bears the risk that those counterparties may be adversely affected by legislative or regulatory changes, adverse market conditions, increased competition, and/or wide scale credit losses resulting from financial difficulties or borrowers affecting that economic sector. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Teucrium 2x Long Daily XRP ETF | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, the Fund’s other service providers, market makers, APs, the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.
Teucrium 2x Long Daily XRP ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Derivatives Risk. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; and illiquidity of the derivative investments. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at inopportune times (e.g., at a loss to comply with limits on leverage imposed by the 1940 Act or when the Adviser otherwise would have preferred to hold the investment) or to meet redemption requests. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns. To the extent the Fund invests in such derivative instruments, the value of the Fund’s portfolio is likely to experience greater volatility over short-term periods.
◦Futures Contracts Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts, which may adversely affect the Fund’s NAV and total return, are (a) the imperfect correlation between the change in market value of the futures contract and the price of the underlying asset; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell investments from its portfolio to meet daily variation margin requirements, and the Fund may have to sell investments at a time when it may be disadvantageous to do so.
If the Fund’s ability to obtain exposure to commodities futures consistent with its investment objective is disrupted for any reason, including limited liquidity in the commodities futures market, a disruption to the commodities futures, or as a result of margin requirements or position limits imposed by the Fund’s futures commission merchants (“FCMs”), the DCM, or the CFTC on the Fund or the Adviser, the Fund would not be able to achieve its investment objective and may experience significant losses. FCMs act as the intermediaries between customers and exchanges facilitating transactions in commodity derivatives. DCMs are the exchanges on which these transactions occur.
◦Cost of Futures Investment Risk. When a commodities futures contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a commodities futures contract with a later expiration date. This practice is commonly referred to as “rolling.” The costs associated with rolling commodities futures contracts typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of the Fund. In addition, the presence of contango in certain futures contracts at the time of rolling would be expected to adversely affect the Fund. Similarly, the presence of backwardation in certain futures contracts at the time of rolling such contracts would be expected to positively affect the Fund. The futures contracts markets have experienced, and are likely to experience again in the future, extended periods in which contango or backwardation have affected various types of futures contracts. These extended periods have caused in the past, and may cause in the future, significant losses.
◦Swap Agreements Risk. Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying commodity). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, for certain standardized swaps, must be exchange-traded through an FCM and/or cleared through a clearinghouse that serves as a central counterparty. Swap agreements may be subject to fees and expenses, and by investing in swaps indirectly through the Fund, a shareholder will bear the expenses of such derivatives in addition to expenses of the Fund. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. While exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps, which could increase the cost of swap transactions to the Fund and impose added operational complexity.
◦Swaps Capacity Risk. If the Fund’s or the Subsidiary’s ability to obtain exposure to swaps consistent with its investment objective is disrupted for any reason including, for example, limited liquidity in the XRP market, a disruption to the XRP market, or as a result of margin requirements or other limitations imposed by the Fund’s swaps dealers or the CFTC or other regulators, the Fund may not be able to achieve its investment objective and may experience significant losses.
In such circumstances, the Adviser intends to take such action as it believes appropriate and in the best interest of the Fund. Any disruption in the Fund’s or the Subsidiary’s ability to obtain exposure to swaps will cause the Fund’s performance to deviate from the performance of XRP. Additionally, the ability of the Fund or the Subsidiary to obtain exposure to swaps is limited by certain tax rules that limit the amount the Fund can invest in the Subsidiary as of the end of each tax quarter. Exceeding this amount may have tax consequences, see “Tax Risk” for more information.
Margin levels for swap contracts based on XRP may be substantially higher than margin requirements for more established swaps and futures contracts. Additionally, margin requirements are subject to change, and may be raised in the future by swaps dealers or regulators. High margin requirements could prevent the Fund, or the Subsidiary, from obtaining sufficient exposure to XRP-based swaps and may adversely affect its ability to achieve its investment objective. Further, swap counterparties utilized by the Fund or Subsidiary may impose limits on the amount of exposure to swaps contracts the Fund or Subsidiary can obtain through such counterparty. If the Fund or Subsidiary cannot obtain sufficient exposure to XRP-based swaps, the Fund may not be able to achieve its investment objective.
◦Options Risk. The buyer of an option acquires the right, but not the obligation, to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument, including a futures contract or swap, at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying instrument. When the Fund sells an option, it gains the amount of the premium it receives, but also incurs a liability representing the value of the option it has sold until the option is either exercised and finishes “in the money,” meaning it has value and can be sold, or the option expires worthless, or the expiration of the option is “rolled,” or extended forward. The value of the options in which the Fund invests is based partly on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options’ underlying assets do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV.
Options are often used to manage or hedge risk because they enable an investor to buy or sell an asset in the future at an agreed-upon price. Options used by the Fund to reduce volatility may not perform as intended and may not fully protect the Fund against declines in the value of its portfolio investments. Options also are used for other reasons, such as to manage exposure to changes in interest rates and bond prices; as an efficient means of adjusting overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities or other instruments; and to adjust portfolio duration.
Options are subject to correlation risk. The writing and purchasing of options are highly specialized activities as the successful use of options depends on the Adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Adviser, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk. Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, the Fund is exposed to the risk that buying and selling put and call options can be more speculative than investing directly in securities.
Purchasing put options may result in the Fund’s loss of premiums paid in the event that the put options expire unexercised. To the extent that the Fund reduces its put option holdings relative to the number of call options sold by the Fund, the Fund’s ability to mitigate losses in the event of a market decline will be reduced.
◦Over-the-Counter Market Risk. Certain derivatives in which the Fund may invest may be traded (and privately negotiated) in OTC markets. While the OTC markets are the primary trading venue for many derivatives, such markets are largely unregulated. If a privately negotiated OTC contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses to the Fund. Securities traded in these markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in OTC transactions may include an undisclosed dealer markup.
◦Foreign Exchange-Traded Options and Futures. Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on, or subject to the rules of, a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery, and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, when the Fund trades foreign futures or foreign options contracts, it may not be afforded certain of the protective measures provided by the CEA, the CFTC’s regulations, and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, proceeds derived from foreign futures or foreign options transactions may not be provided the same protections as proceeds derived from transactions on U.S. futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon, may be affected by any variance in the foreign exchange rate between the time the Fund’s orders are placed and the time they are liquidated, offset, or exercised.
◦Swaptions Risk. There can be no assurance that a liquid secondary market will exist for any particular swaption, or at any particular time, and the Fund may have difficulty affecting closing transactions in particular swaptions. Therefore, the Fund may have to exercise the options that it purchases in order to realize any profit and take delivery of the underlying swap. The Fund could then incur transaction costs upon the sale or closing out of the underlying swap. In the event that the swaption is exercised, the counterparty for such swaption would be the same counterparty with whom the Fund entered into the underlying swap. However, if the Fund writes (sells) a swaption, the Fund is bound by the terms of the underlying swap upon exercise of the option by the buyer, which may result in losses to the Fund in excess of the premium it received.

Teucrium 2x Long Daily XRP ETF | Derivatives Risk, Futures Contracts Risk Member
Prospectus [Line Items]
Risk [Text Block]	Futures Contracts Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts, which may adversely affect the Fund’s NAV and total return, are (a) the imperfect correlation between the change in market value of the futures contract and the price of the underlying asset; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell investments from its portfolio to meet daily variation margin requirements, and the Fund may have to sell investments at a time when it may be disadvantageous to do so.
If the Fund’s ability to obtain exposure to commodities futures consistent with its investment objective is disrupted for any reason, including limited liquidity in the commodities futures market, a disruption to the commodities futures, or as a result of margin requirements or position limits imposed by the Fund’s futures commission merchants (“FCMs”), the DCM, or the CFTC on the Fund or the Adviser, the Fund would not be able to achieve its investment objective and may experience significant losses. FCMs act as the intermediaries between customers and exchanges facilitating transactions in commodity derivatives. DCMs are the exchanges on which these transactions occur.

Teucrium 2x Long Daily XRP ETF | Derivatives Risk, Cost Of Futures Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cost of Futures Investment Risk. When a commodities futures contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a commodities futures contract with a later expiration date. This practice is commonly referred to as “rolling.” The costs associated with rolling commodities futures contracts typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of the Fund. In addition, the presence of contango in certain futures contracts at the time of rolling would be expected to adversely affect the Fund. Similarly, the presence of backwardation in certain futures contracts at the time of rolling such contracts would be expected to positively affect the Fund. The futures contracts markets have experienced, and are likely to experience again in the future, extended periods in which contango or backwardation have affected various types of futures contracts. These extended periods have caused in the past, and may cause in the future, significant losses.
Teucrium 2x Long Daily XRP ETF | Early Close/Trading Halt Risk Member
Prospectus [Line Items]
Risk [Text Block]	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific investments, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses.
Teucrium 2x Long Daily XRP ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an ETF and, as a result of its structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading Risk. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
Teucrium 2x Long Daily XRP ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Teucrium 2x Long Daily XRP ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
Teucrium 2x Long Daily XRP ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
Teucrium 2x Long Daily XRP ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading Risk. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
Teucrium 2x Long Daily XRP ETF | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices.
Teucrium 2x Long Daily XRP ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, government actions or interventions (including, but not limited, to the threat or imposition of tariffs, trade restrictions, currency restrictions or similar actions) as well as developments related to economic, political (including geopolitical), social, public health, market, extreme weather, natural or man-made disasters, or other conditions or events have in the past and may in the future result in volatility in financial markets and reduced liquidity in equity, credit, and/or debt markets, which could adversely impact the Fund and its investments and their value and performance. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.
Teucrium 2x Long Daily XRP ETF | Subsidiary Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Subsidiary Investment Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.
Teucrium 2x Long Daily XRP ETF | Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than readily available market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
Teucrium 2x Long Daily XRP ETF | Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]	Volatility Risk. The value of certain of the Fund’s investments, including swaps and futures, is subject to market risk. Market risk is the risk that the value of the investments to which the Fund is exposed will fall, which could occur due to general market or economic conditions or other factors.
Teucrium 2x Long Daily XRP ETF | Whipsaw Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Whipsaw Markets Risk. The Fund may be subject to the forces of “whipsaw” markets (as opposed to choppy or stable markets), in which significant price movements develop but then repeatedly reverse. “Whipsaw” describes a situation where a security’s price is moving in one direction but then quickly pivots to move in the opposite direction. Such market conditions could cause substantial losses to the Fund.
Teucrium 2x Long Daily XRP ETF | Derivatives Risk, Swap Agreements Risk Member
Prospectus [Line Items]
Risk [Text Block]	Swap Agreements Risk. Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying commodity). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, for certain standardized swaps, must be exchange-traded through an FCM and/or cleared through a clearinghouse that serves as a central counterparty. Swap agreements may be subject to fees and expenses, and by investing in swaps indirectly through the Fund, a shareholder will bear the expenses of such derivatives in addition to expenses of the Fund. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. While exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps, which could increase the cost of swap transactions to the Fund and impose added operational complexity.
Teucrium 2x Long Daily XRP ETF | High Portfolio Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]	High Portfolio Turnover Risk. The Fund may frequently buy and sell investments. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.
Teucrium 2x Long Daily XRP ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	Non-Correlation Risk. The performance of the Fund will not, and is not intended to, correlate exactly to the performance of XRP and will vary somewhat due to factors such as fees and expenses of the Fund, transaction costs, regulatory restrictions, and active management of the Fund’s portfolio.
Teucrium 2x Long Daily XRP ETF | Reverse Repurchase Agreements Risk Member
Prospectus [Line Items]
Risk [Text Block]	Reverse Repurchase Agreements Risk. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at an agreed-upon price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities. Furthermore, reverse repurchase agreements cost the Fund interest expenses. The Fund may enter into reverse repurchase agreements with a limited number of counterparties, which may further expose the Fund to the risk that a counterparty may be unwilling or unable to sell back the investment contemplated by such arrangement or otherwise to meet its contractual obligations.
Teucrium 2x Long Daily XRP ETF | Daily Correlation/Tracking Risk Member
Prospectus [Line Items]
Risk [Text Block]	Daily Correlation/Tracking Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the price performance of XRP and therefore achieve its daily leveraged investment objective. The Fund seeks to adjust its exposure to the Reference Assets daily to keep leverage consistent with its daily leveraged investment objective and to achieve a high degree of correlation with the price performance of XRP. In addition, the Fund’s exposure to the price of XRP is impacted by the movement of the price of XRP. Because of this, it is unlikely that the Fund will be perfectly exposed to the price performance of XRP at the end of each day. The possibility of the Fund being materially over- or under-exposed to the price performance of XRP increases on days when the price of XRP is volatile near the close of the trading day. Market disruptions, regulatory restrictions, and extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.
The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquidity or high volatility in the markets for the securities or financial instruments in which the Fund invests. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to XRP. These factors could decrease the correlation between the performance of the Fund and XRP and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

Teucrium 2x Long Daily XRP ETF | Effects Of Compounding And Market Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]	Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from two times (2x) the price performance of XRP, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily. For a leveraged fund, if adverse daily performance of the price of XRP reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the price of XRP increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.
The effect of compounding becomes more pronounced as volatility of the price of XRP and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the price of XRP during the shareholder’s holding period of an investment in the Fund.
The table below provides examples of how reference price volatility could affect the Fund’s performance. The table illustrates the impact of two factors that affect the Fund’s performance: XRP price volatility and the price performance of XRP. The price performance of XRP shows the percentage change in the price of XRP over the specified time period, while XRP price volatility is a statistical measure of the magnitude of fluctuations in the price performance during that time period. As illustrated below, even if the price change over two equal time periods is identical, different price volatility (i.e., fluctuations in the rates of return) during the two time periods could result in drastically different Fund performance for the two time periods due to the effects of compounding daily returns during the time periods.
Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) price volatility; b) price performance; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses. The table below illustrates the impact of two principal factors – price volatility and price performance – on Fund performance. The table shows estimated Fund returns for a number of combinations of price volatility and price performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the Reference Asset; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher price volatility, compounding will cause results for periods longer than a trading day to vary from two times (2x) the performance of the price of XRP.
As shown in the table below, the Fund would be expected to lose 6.1% if the price of XRP did not change over a one year period during which the price experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the price is flat. For instance, if the annualized volatility of the price of XRP is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative change in the price of XRP for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than two times (2x) the change in the price of XRP and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than two times (2x) the change in the price of XRP. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation/Tracking Risk” above.

One Year Price Performance	Two Times (2x) One Year Price Performance	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

One Year Price Performance	Two Times (2x) One Year Price Performance	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

Teucrium 2x Long Daily XRP ETF | Intra-Day Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the price of XRP at the market close on the first trading day and the price of XRP at the time of purchase. If the price of XRP increases, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the price of XRP declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of the price performance of XRP.
If there is a significant intra-day market event and/or the price of XRP experiences a significant decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on the Exchange and incur significant losses.

Teucrium 2x Long Daily XRP ETF | Leverage Risk Member
Prospectus [Line Items]
Risk [Text Block]	Leverage Risk. The Fund seeks to achieve and maintain the exposure to the price of XRP by using leverage. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Swaps and futures trading involves a degree of leverage and as a result, a relatively small price movement in the Reference Asset may result in immediate and substantial losses to the Fund.
Teucrium 2x Long Daily XRP ETF | Limited Operating History Risk Member
Prospectus [Line Items]
Risk [Text Block]	Limited Operating History Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.
Teucrium 2x Long Daily XRP ETF | XRP Risk Member
Prospectus [Line Items]
Risk [Text Block]	XRP Risk. Crypto assets, such as XRP, operate without central authority or banks and are not backed by any government. Crypto assets are often referred to as a “virtual asset” or “digital asset,” and operate as a decentralized, peer-to-peer financial trading platform and value storage that is used like money. A crypto asset is also not a legal tender. Investments linked to XRP can be highly volatile compared to investments in traditional securities and the Fund may experience sudden and large losses. The markets for XRP and XRP-related investments may become illiquid. These markets may fluctuate widely based on a variety of factors including changes in overall market movements, political and economic events, wars, acts of terrorism, natural disasters (including disease, epidemics and pandemics) and changes in interest rates or inflation rates. An investor should be prepared to lose the full principal value of their investment suddenly and without warning. A number of factors affect the price and market for XRP:
◦New Technology. XRP is a relatively new technological innovation with a limited operating history. XRP has a relatively limited history of existence and operations. There is a limited established performance record for the price of XRP and, in turn, a limited basis for evaluating an investment in XRP.
◦Supply and Demand of XRP. Unlike other digital assets such as bitcoin or ether, XRP is not and was not mined gradually over time. Instead, all 100 billion XRP tokens were created at the time of the XRP Ledger’s launch in 2012. This means that every XRP token that exists today, or will ever exist, was generated from the outset of the XRP Ledger. As a result, there is no ability for the supply of XRP to be adjusted in response to economic conditions. For instance, there is no ability for the supply of XRP to be increased to meet rising demand, which could lead to price volatility. In addition, unlike blockchains that utilize “proof-of-work” or “proof-of-stake” where miners or stakers are rewarded with newly minted coins or tokens, XRP validators are not incentivized by block rewards since there is no new issuance of XRP.
Additionally, the fixed supply of XRP, combined with the burning of XRP (permanently destroyed) as transaction fees, could create deflationary pressure over time. A small amount of XRP is burned with every transaction to prevent spam on the network. While the amount of XRP burned per transaction is minuscule, over time, the total supply of XRP will slowly decrease. This could lead to a deflationary environment where the decreasing supply drives up the price of XRP, making it less practical as a medium of exchange. Additionally, as the total supply of XRP slowly shrinks due to burning, liquidity could become an issue in the distant future, potentially making it harder for businesses and users to access sufficient XRP for their transactions.
The fixed supply of XRP could also contribute to price volatility, especially if demand fluctuates significantly. Since the supply of XRP is fixed, any significant surge in demand can result in large price spikes. For example, during periods of high market activity or speculation, the price of XRP could rapidly increase due to the inability to expand supply to match demand. This volatility could make XRP less predictable for businesses that rely on it for payments. Digital assets with a flexible supply, such as stablecoins, can adjust to maintain a stable value. XRP, however, could experience price swings that make it less attractive for everyday transactions or long-term financial planning.
The fixed supply of XRP may also not scale well with rapidly expanding use cases. To the extent more businesses, financial institutions, and payment providers adopt XRP for cross-border transactions and other use cases, there is a risk that the fixed supply may not meet such growing demand, leading to supply shortages and further price volatility. In the case of massive adoption, the scarcity of XRP could raise its value too much, making it less appealing for day-to-day transactions or use as a liquidity bridge in cross-border payments, as businesses might prefer a more stable and widely available currency.
Ripple Labs holds a large portion of the XRP supply, which has led to concerns about centralization. Despite escrow mechanisms that gradually release XRP into the market, Ripple Labs still retains control over a significant portion of XRP, which can impact market dynamics if large amounts are sold. The concentration of XRP in the hands of Ripple Labs and early stakeholders could affect the market’s confidence in XRP as a decentralized asset.
◦Adoption and Use of XRP. The continued adoption of XRP will require growth in its usage as a means of exchange and payment. Even if growth in XRP adoption continues in the near or medium-term, there is no assurance that XRP usage will continue to grow over the long-term. A contraction in the use of XRP may result in a lack of liquidity, increased volatility in and a reduction to the price of XRP.
◦The Regulatory Environment Relating to XRP. The regulation of cryptocurrencies, digital assets and related investments in the U.S. is in its nascent stages and the nature and extent of the regulatory framework to be implemented is not yet clear. Federal and state, as well as foreign governments may restrict the use and exchange of a crypto asset, such as XRP. Depending on its characteristics, a digital asset, including XRP, may be considered a “security” under U.S. federal and/or state securities laws. The test for determining whether a particular digital asset is a “security” is complex and difficult to apply, and the outcome is difficult to predict. Any enforcement action by the SEC or a state securities regulator asserting that XRP is a security, or a court decision to that effect, would be expected to have an immediate material adverse impact on the trading price of XRP, as well as the Shares. This is because the business models behind most digital assets are incompatible with regulations applying to transactions in securities. If a digital asset is determined to be a security, it is likely to become difficult or impossible for the digital asset to be traded, cleared or custodied in the United States through the same channels used by non-security digital assets, which in addition to materially and adversely affecting the trading value of the digital asset is likely to significantly impact its liquidity and market participants’ ability to convert the digital asset into U.S. dollars. Any assertion that a digital asset is a security by the SEC or another regulatory authority may have similar effects. The resolution of the current ambiguity concerning the regulatory status of crypto assets could result in negative regulatory and tax consequences for the Fund and its shareholders, including the Fund’s failure to qualify as a RIC, the consequences of which are discussed under “Tax Risk”, and the elimination of the shareholder protections afforded by the 1940 Act.
◦Largely Unregulated Marketplace. Digital asset markets, including spot markets for XRP, are growing rapidly. The spot markets through which XRP and other digital assets trade are new and, in some cases, may be subject to but not comply with their relevant jurisdiction’s regulations. These markets are local, national and international and include a broadening range of digital assets and participants. Significant trading may occur on systems and platforms with minimum predictability. Spot markets may impose daily, weekly, monthly or customer-specific transaction or withdrawal limits or suspend withdrawals entirely, rendering the exchange of XRP for fiat currency difficult or impossible. Participation in spot markets requires users to take on credit risk by transferring XRP from a personal account to a third party’s account.
Digital asset exchanges do not appear to be subject to, or may not comply with, regulation in a similar manner as other regulated trading platforms, such as national securities exchanges or designated contract markets. Many digital asset exchanges are unlicensed, unregulated, operate without extensive supervision by governmental authorities, and do not provide the public with significant information regarding their ownership structure, management team, corporate practices, cybersecurity, and regulatory compliance. In particular, those located outside the United States may be subject to significantly less stringent regulatory and compliance requirements in their local jurisdictions.
As a result, trading activity on or reported by these digital asset exchanges is generally significantly less regulated than trading in regulated U.S. securities and commodities markets, and may reflect behavior that would be prohibited in regulated U.S. trading venues. Furthermore, many spot markets lack certain safeguards put in place by more traditional exchanges to enhance the stability of trading on the exchange and prevent flash crashes, such as limit-down circuit breakers. As a result, the prices of digital assets such as XRP on digital asset exchanges may be subject to larger and/or more frequent sudden declines than assets traded on more traditional exchanges. Tools to detect and deter fraudulent or manipulative trading activities (such as market manipulation, front-running of trades, and wash-trading) may not be available to or employed by digital asset exchanges or may not exist at all. As a result, the marketplace may lose confidence in, or may experience problems relating to, these venues.
No XRP exchange is immune from these risks. While the Fund does not buy or sell XRP on XRP spot markets, the closure or temporary shutdown of XRP exchanges due to fraud, business failure, hackers or malware, or government-mandated regulation may reduce confidence in the XRP network and can slow down the mass adoption of XRP. Further, spot market failures or that of any other major component of the overall XRP ecosystem can have an adverse effect on XRP markets and the price of XRP and could therefore have a negative impact on the performance of the Fund. Furthermore, the closure or temporary shutdown of an XRP spot market may impact the Fund’s ability to determine the value of its XRP holdings or for the Fund’s Authorized Participants to effectively arbitrage the Shares.
◦Cybersecurity. As a digital asset, XRP is subject to the risk that malicious actors will exploit flaws in its code or structure that will allow them to, among other things, steal XRP held by others, control the blockchain, or steal personally identifying information. The occurrence of any of these events is likely to have a significant adverse impact on the price and liquidity of XRP and any XRP-related investments and therefore the value of an investment in the Fund. Additionally, the XRP Ledger’s functionality relies on the Internet. A significant disruption of Internet connectivity affecting large numbers of users or geographic areas could impede the functionality of the XRP Ledger. Any technical disruptions or regulatory limitations that affect Internet access may have an adverse effect on the XRP Ledger, the price of XRP and the value of an investment in the Fund. Finally, crypto asset platforms may stop operating or permanently shut down due to fraud, technical glitches, hackers or malware.
◦Forks. XRP, along with many other digital assets, are open source projects. The infrastructure and ecosystem that powers the XRP network are developed by different parties, including affiliated and non-affiliated engineers, developers, validators, platform developers, evangelists, marketers, exchange operators and other companies based around a service regarding XRP, each of whom may have different motivations, drivers, philosophies and incentives.
As a result, any individual can propose refinements or improvements to the XRP network’s source code through one or more software upgrades that could alter the protocols governing the XRP network and the properties of XRP. When a modification is proposed and a substantial majority of users and validators consent to the modification, the change is implemented and the XRP network remains uninterrupted. However, a “hard fork” occurs if less than a substantial majority of users and validators consent to the proposed modification, and the modification is not compatible with the software prior to its modification. In other words, two incompatible networks would then exist: (1) one network running the pre-modified software and (2) another network running the modified software. The effect of such a fork would be the existence of two versions of XRP running in parallel, and the creation of a new digital asset which lacks interchangeability with its predecessor. This is in contrast to a “soft fork,” or a proposed modification to the software governing the network that results in a post-update network that is compatible with the network as it existed prior to the update, because it restricts the network operations that can be performed after the update.
Forks may have a detrimental effect on the value of XRP. Forks can also introduce new security risks.

Teucrium 2x Long Daily XRP ETF | XRP Risk, New Technology Risk Member
Prospectus [Line Items]
Risk [Text Block]	New Technology. XRP is a relatively new technological innovation with a limited operating history. XRP has a relatively limited history of existence and operations. There is a limited established performance record for the price of XRP and, in turn, a limited basis for evaluating an investment in XRP.
Teucrium 2x Long Daily XRP ETF | XRP Risk, XRP, Supply And Demand Of XRP Risk Member
Prospectus [Line Items]
Risk [Text Block]	Supply and Demand of XRP. Unlike other digital assets such as bitcoin or ether, XRP is not and was not mined gradually over time. Instead, all 100 billion XRP tokens were created at the time of the XRP Ledger’s launch in 2012. This means that every XRP token that exists today, or will ever exist, was generated from the outset of the XRP Ledger. As a result, there is no ability for the supply of XRP to be adjusted in response to economic conditions. For instance, there is no ability for the supply of XRP to be increased to meet rising demand, which could lead to price volatility. In addition, unlike blockchains that utilize “proof-of-work” or “proof-of-stake” where miners or stakers are rewarded with newly minted coins or tokens, XRP validators are not incentivized by block rewards since there is no new issuance of XRP.
Additionally, the fixed supply of XRP, combined with the burning of XRP (permanently destroyed) as transaction fees, could create deflationary pressure over time. A small amount of XRP is burned with every transaction to prevent spam on the network. While the amount of XRP burned per transaction is minuscule, over time, the total supply of XRP will slowly decrease. This could lead to a deflationary environment where the decreasing supply drives up the price of XRP, making it less practical as a medium of exchange. Additionally, as the total supply of XRP slowly shrinks due to burning, liquidity could become an issue in the distant future, potentially making it harder for businesses and users to access sufficient XRP for their transactions.
The fixed supply of XRP could also contribute to price volatility, especially if demand fluctuates significantly. Since the supply of XRP is fixed, any significant surge in demand can result in large price spikes. For example, during periods of high market activity or speculation, the price of XRP could rapidly increase due to the inability to expand supply to match demand. This volatility could make XRP less predictable for businesses that rely on it for payments. Digital assets with a flexible supply, such as stablecoins, can adjust to maintain a stable value. XRP, however, could experience price swings that make it less attractive for everyday transactions or long-term financial planning.
The fixed supply of XRP may also not scale well with rapidly expanding use cases. To the extent more businesses, financial institutions, and payment providers adopt XRP for cross-border transactions and other use cases, there is a risk that the fixed supply may not meet such growing demand, leading to supply shortages and further price volatility. In the case of massive adoption, the scarcity of XRP could raise its value too much, making it less appealing for day-to-day transactions or use as a liquidity bridge in cross-border payments, as businesses might prefer a more stable and widely available currency.
Ripple Labs holds a large portion of the XRP supply, which has led to concerns about centralization. Despite escrow mechanisms that gradually release XRP into the market, Ripple Labs still retains control over a significant portion of XRP, which can impact market dynamics if large amounts are sold. The concentration of XRP in the hands of Ripple Labs and early stakeholders could affect the market’s confidence in XRP as a decentralized asset.

Teucrium 2x Long Daily XRP ETF | XRP Risk, Adoption And Use Of XRP Risk Member
Prospectus [Line Items]
Risk [Text Block]	Adoption and Use of XRP. The continued adoption of XRP will require growth in its usage as a means of exchange and payment. Even if growth in XRP adoption continues in the near or medium-term, there is no assurance that XRP usage will continue to grow over the long-term. A contraction in the use of XRP may result in a lack of liquidity, increased volatility in and a reduction to the price of XRP.
Teucrium 2x Long Daily XRP ETF | XRP Risk, The Regulatory Environment Relating To XRP Risk Member
Prospectus [Line Items]
Risk [Text Block]	The Regulatory Environment Relating to XRP. The regulation of cryptocurrencies, digital assets and related investments in the U.S. is in its nascent stages and the nature and extent of the regulatory framework to be implemented is not yet clear. Federal and state, as well as foreign governments may restrict the use and exchange of a crypto asset, such as XRP. Depending on its characteristics, a digital asset, including XRP, may be considered a “security” under U.S. federal and/or state securities laws. The test for determining whether a particular digital asset is a “security” is complex and difficult to apply, and the outcome is difficult to predict. Any enforcement action by the SEC or a state securities regulator asserting that XRP is a security, or a court decision to that effect, would be expected to have an immediate material adverse impact on the trading price of XRP, as well as the Shares. This is because the business models behind most digital assets are incompatible with regulations applying to transactions in securities. If a digital asset is determined to be a security, it is likely to become difficult or impossible for the digital asset to be traded, cleared or custodied in the United States through the same channels used by non-security digital assets, which in addition to materially and adversely affecting the trading value of the digital asset is likely to significantly impact its liquidity and market participants’ ability to convert the digital asset into U.S. dollars. Any assertion that a digital asset is a security by the SEC or another regulatory authority may have similar effects. The resolution of the current ambiguity concerning the regulatory status of crypto assets could result in negative regulatory and tax consequences for the Fund and its shareholders, including the Fund’s failure to qualify as a RIC, the consequences of which are discussed under “Tax Risk”, and the elimination of the shareholder protections afforded by the 1940 Act.
Teucrium 2x Long Daily XRP ETF | XRP Risk, Largely Unregulated Marketplace Risk Member
Prospectus [Line Items]
Risk [Text Block]	Largely Unregulated Marketplace. Digital asset markets, including spot markets for XRP, are growing rapidly. The spot markets through which XRP and other digital assets trade are new and, in some cases, may be subject to but not comply with their relevant jurisdiction’s regulations. These markets are local, national and international and include a broadening range of digital assets and participants. Significant trading may occur on systems and platforms with minimum predictability. Spot markets may impose daily, weekly, monthly or customer-specific transaction or withdrawal limits or suspend withdrawals entirely, rendering the exchange of XRP for fiat currency difficult or impossible. Participation in spot markets requires users to take on credit risk by transferring XRP from a personal account to a third party’s account.
Digital asset exchanges do not appear to be subject to, or may not comply with, regulation in a similar manner as other regulated trading platforms, such as national securities exchanges or designated contract markets. Many digital asset exchanges are unlicensed, unregulated, operate without extensive supervision by governmental authorities, and do not provide the public with significant information regarding their ownership structure, management team, corporate practices, cybersecurity, and regulatory compliance. In particular, those located outside the United States may be subject to significantly less stringent regulatory and compliance requirements in their local jurisdictions.
As a result, trading activity on or reported by these digital asset exchanges is generally significantly less regulated than trading in regulated U.S. securities and commodities markets, and may reflect behavior that would be prohibited in regulated U.S. trading venues. Furthermore, many spot markets lack certain safeguards put in place by more traditional exchanges to enhance the stability of trading on the exchange and prevent flash crashes, such as limit-down circuit breakers. As a result, the prices of digital assets such as XRP on digital asset exchanges may be subject to larger and/or more frequent sudden declines than assets traded on more traditional exchanges. Tools to detect and deter fraudulent or manipulative trading activities (such as market manipulation, front-running of trades, and wash-trading) may not be available to or employed by digital asset exchanges or may not exist at all. As a result, the marketplace may lose confidence in, or may experience problems relating to, these venues.
No XRP exchange is immune from these risks. While the Fund does not buy or sell XRP on XRP spot markets, the closure or temporary shutdown of XRP exchanges due to fraud, business failure, hackers or malware, or government-mandated regulation may reduce confidence in the XRP network and can slow down the mass adoption of XRP. Further, spot market failures or that of any other major component of the overall XRP ecosystem can have an adverse effect on XRP markets and the price of XRP and could therefore have a negative impact on the performance of the Fund. Furthermore, the closure or temporary shutdown of an XRP spot market may impact the Fund’s ability to determine the value of its XRP holdings or for the Fund’s Authorized Participants to effectively arbitrage the Shares.

Teucrium 2x Long Daily XRP ETF | XRP Risk, Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity. As a digital asset, XRP is subject to the risk that malicious actors will exploit flaws in its code or structure that will allow them to, among other things, steal XRP held by others, control the blockchain, or steal personally identifying information. The occurrence of any of these events is likely to have a significant adverse impact on the price and liquidity of XRP and any XRP-related investments and therefore the value of an investment in the Fund. Additionally, the XRP Ledger’s functionality relies on the Internet. A significant disruption of Internet connectivity affecting large numbers of users or geographic areas could impede the functionality of the XRP Ledger. Any technical disruptions or regulatory limitations that affect Internet access may have an adverse effect on the XRP Ledger, the price of XRP and the value of an investment in the Fund. Finally, crypto asset platforms may stop operating or permanently shut down due to fraud, technical glitches, hackers or malware.
Teucrium 2x Long Daily XRP ETF | XRP Risk, Forks Risk Member
Prospectus [Line Items]
Risk [Text Block]	Forks. XRP, along with many other digital assets, are open source projects. The infrastructure and ecosystem that powers the XRP network are developed by different parties, including affiliated and non-affiliated engineers, developers, validators, platform developers, evangelists, marketers, exchange operators and other companies based around a service regarding XRP, each of whom may have different motivations, drivers, philosophies and incentives.
As a result, any individual can propose refinements or improvements to the XRP network’s source code through one or more software upgrades that could alter the protocols governing the XRP network and the properties of XRP. When a modification is proposed and a substantial majority of users and validators consent to the modification, the change is implemented and the XRP network remains uninterrupted. However, a “hard fork” occurs if less than a substantial majority of users and validators consent to the proposed modification, and the modification is not compatible with the software prior to its modification. In other words, two incompatible networks would then exist: (1) one network running the pre-modified software and (2) another network running the modified software. The effect of such a fork would be the existence of two versions of XRP running in parallel, and the creation of a new digital asset which lacks interchangeability with its predecessor. This is in contrast to a “soft fork,” or a proposed modification to the software governing the network that results in a post-update network that is compatible with the network as it existed prior to the update, because it restricts the network operations that can be performed after the update.
Forks may have a detrimental effect on the value of XRP. Forks can also introduce new security risks.

Teucrium 2x Long Daily XRP ETF | XRP Exposure Risk Member
Prospectus [Line Items]
Risk [Text Block]	XRP Exposure Risk. The Fund expects to have significant exposure to XRP. As a result, the Fund’s performance may be disproportionately and significantly impacted by the poor performance of XRP or events materially affecting the XRP ecosystem. The Fund’s significant exposure to XRP makes it more susceptible to any single occurrence affecting XRP or XRP-related investments, and may subject the Fund to greater market risk than more diversified funds.
Teucrium 2x Long Daily XRP ETF | Derivatives Risk, Swap Capacity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Swaps Capacity Risk. If the Fund’s or the Subsidiary’s ability to obtain exposure to swaps consistent with its investment objective is disrupted for any reason including, for example, limited liquidity in the XRP market, a disruption to the XRP market, or as a result of margin requirements or other limitations imposed by the Fund’s swaps dealers or the CFTC or other regulators, the Fund may not be able to achieve its investment objective and may experience significant losses.
In such circumstances, the Adviser intends to take such action as it believes appropriate and in the best interest of the Fund. Any disruption in the Fund’s or the Subsidiary’s ability to obtain exposure to swaps will cause the Fund’s performance to deviate from the performance of XRP. Additionally, the ability of the Fund or the Subsidiary to obtain exposure to swaps is limited by certain tax rules that limit the amount the Fund can invest in the Subsidiary as of the end of each tax quarter. Exceeding this amount may have tax consequences, see “Tax Risk” for more information.
Margin levels for swap contracts based on XRP may be substantially higher than margin requirements for more established swaps and futures contracts. Additionally, margin requirements are subject to change, and may be raised in the future by swaps dealers or regulators. High margin requirements could prevent the Fund, or the Subsidiary, from obtaining sufficient exposure to XRP-based swaps and may adversely affect its ability to achieve its investment objective. Further, swap counterparties utilized by the Fund or Subsidiary may impose limits on the amount of exposure to swaps contracts the Fund or Subsidiary can obtain through such counterparty. If the Fund or Subsidiary cannot obtain sufficient exposure to XRP-based swaps, the Fund may not be able to achieve its investment objective.

Teucrium 2x Long Daily XRP ETF | Derivatives Risk, Options Risk Member
Prospectus [Line Items]
Risk [Text Block]	Options Risk. The buyer of an option acquires the right, but not the obligation, to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument, including a futures contract or swap, at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying instrument. When the Fund sells an option, it gains the amount of the premium it receives, but also incurs a liability representing the value of the option it has sold until the option is either exercised and finishes “in the money,” meaning it has value and can be sold, or the option expires worthless, or the expiration of the option is “rolled,” or extended forward. The value of the options in which the Fund invests is based partly on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options’ underlying assets do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV.
Options are often used to manage or hedge risk because they enable an investor to buy or sell an asset in the future at an agreed-upon price. Options used by the Fund to reduce volatility may not perform as intended and may not fully protect the Fund against declines in the value of its portfolio investments. Options also are used for other reasons, such as to manage exposure to changes in interest rates and bond prices; as an efficient means of adjusting overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities or other instruments; and to adjust portfolio duration.
Options are subject to correlation risk. The writing and purchasing of options are highly specialized activities as the successful use of options depends on the Adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Adviser, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk. Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, the Fund is exposed to the risk that buying and selling put and call options can be more speculative than investing directly in securities.
Purchasing put options may result in the Fund’s loss of premiums paid in the event that the put options expire unexercised. To the extent that the Fund reduces its put option holdings relative to the number of call options sold by the Fund, the Fund’s ability to mitigate losses in the event of a market decline will be reduced.

Teucrium 2x Long Daily XRP ETF | Derivatives Risk, Over-The-Counter Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Over-the-Counter Market Risk. Certain derivatives in which the Fund may invest may be traded (and privately negotiated) in OTC markets. While the OTC markets are the primary trading venue for many derivatives, such markets are largely unregulated. If a privately negotiated OTC contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses to the Fund. Securities traded in these markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in OTC transactions may include an undisclosed dealer markup.
Teucrium 2x Long Daily XRP ETF | Derivatives Risk, Foreign Exchange Traded Options And Futures Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Exchange-Traded Options and Futures. Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on, or subject to the rules of, a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery, and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, when the Fund trades foreign futures or foreign options contracts, it may not be afforded certain of the protective measures provided by the CEA, the CFTC’s regulations, and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, proceeds derived from foreign futures or foreign options transactions may not be provided the same protections as proceeds derived from transactions on U.S. futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon, may be affected by any variance in the foreign exchange rate between the time the Fund’s orders are placed and the time they are liquidated, offset, or exercised.
Teucrium 2x Long Daily XRP ETF | Derivatives Risk, Swaptions Risk Member
Prospectus [Line Items]
Risk [Text Block]	Swaptions Risk. There can be no assurance that a liquid secondary market will exist for any particular swaption, or at any particular time, and the Fund may have difficulty affecting closing transactions in particular swaptions. Therefore, the Fund may have to exercise the options that it purchases in order to realize any profit and take delivery of the underlying swap. The Fund could then incur transaction costs upon the sale or closing out of the underlying swap. In the event that the swaption is exercised, the counterparty for such swaption would be the same counterparty with whom the Fund entered into the underlying swap. However, if the Fund writes (sells) a swaption, the Fund is bound by the terms of the underlying swap upon exercise of the option by the buyer, which may result in losses to the Fund in excess of the premium it received.

Teucrium 2x Long Daily XRP ETF | Loss Limitation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Loss Limitation Risk. While the Fund may implement protective measures intended to limit losses or prevent the Fund’s NAV from going to or below zero during periods of extreme volatility, such measures are limited in scope and effectiveness. The Fund’s leveraged positions can magnify losses in adverse markets, and an unscheduled rebalancing may cause the Fund to realize losses already incurred and/or restrict the Fund’s ability to benefit from subsequent market reversals. As a result, when loss limiting measures are taken, the Fund may not fully participate in favorable market movements and will not achieve its stated investment objective.
Teucrium 2x Long Daily XRP ETF | Spot XRP ETP Risks Member
Prospectus [Line Items]
Risk [Text Block]	Spot XRP ETP Risks. In addition to the risks associated with XRP noted above, Spot XRP ETPs are subject to additional risks:
◦ETP Risk. The Fund may invest in Spot XRP ETPs or use them as Reference Assets for XRP-related investments. ETP shares trade like exchange-traded funds on a securities exchange. The price of a Spot XRP ETP is derived from and based upon the value of spot XRP and cash held by the Spot XRP ETP. However, shares of Spot XRP ETPs trade at market prices, not NAV, which means they may trade at prices above or below the value of their underlying portfolios. There can be no assurance that the returns of Spot XRP ETPs will correspond, or be closely related, to the performance of XRP. The level of risk involved in the purchase or sale of a Spot XRP ETP is similar to the risk involved in the purchase or sale of an exchange-traded fund, except that the pricing mechanism for a Spot XRP ETP is based on a basket of XRP and cash. Thus, the risks of owning a Spot XRP ETP generally reflect the risks of owning the underlying XRP and cash that the Spot XRP ETP holds. Spot XRP ETPs, such as the Bitwise Physical XRP ETP, Virtune XRP ETP, and WisdomTree Physical XRP ETP, have a relatively limited history of operations. Because certain Spot XRP ETPs are relatively new products, their shares may have a lack of liquidity, which could result in the market price of the Spot XRP ETP shares being more volatile than the underlying portfolio of XRP and cash. Disruptions in the markets for XRP could result in losses on investments in Spot XRP ETPs. In addition, an actual trading market may not develop for Spot XRP ETP shares and the listing exchange may halt trading of a Spot XRP ETP’s shares. Spot XRP ETPs are subject to management fees and other fees that may increase their costs versus the costs of owning XRP directly. The Fund will indirectly bear its proportionate share of management fees and other expenses that are charged by the Spot XRP ETP in addition to the management fees and other expenses paid by the Fund. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of Spot XRP ETPs.
If the process of creation and redemption of baskets for the Spot XRP ETPs encounters any unanticipated difficulties, the possibility for arbitrage transactions by APs intended to keep the price of the shares closely linked to the price of XRP may not exist and, as a result, the price of the shares may fall or otherwise diverge from NAV. The liquidity of the shares may also be affected by the withdrawal from participation of APs. Security threats to the Spot XRP ETP account at the custodian could result in the halting of the Spot XRP ETP’s operations and a loss of the Spot XRP ETP’s assets or damage to the reputation of the Spot XRP ETP, each of which could result in a reduction in the value of the Fund’s Shares. The price used to calculate the value of a Spot XRP ETP’s XRP may be volatile, adversely affecting the value of the Shares. If a Spot XRP ETP’s custodian agreement is terminated or its custodian fails to provide services as required, the Spot XRP ETP may need to find and appoint a replacement custodian, which could pose a challenge to the safekeeping of the Spot XRP ETP’s XRP, and the Spot XRP ETP’s ability to continue to operate may be adversely affected. Loss of a critical banking relationship for, or the failure of a bank used by, a Spot XRP ETP’s prime execution agent could adversely impact the Spot XRP ETP’s ability to create or redeem baskets, or could cause losses to the Spot XRP ETPs. A Spot XRP ETP may suspend the issuance of shares at any time which will impact the price of shares of the Spot XRP ETP, resulting in a significant difference (premium/discount) between the Spot XRP ETP’s market price and its NAV. Additionally, the Fund may be unable to transact in the shares of the Spot XRP ETP at an acceptable price, and therefore the Fund may be unable to achieve its investment objective.
◦Exposure Concentration Risk. It is currently expected that the Fund will derive a significant amount of its exposure to the price performance of XRP as a result of investing directly in Spot XRP ETPs or swap agreements or options that reference Spot XRP ETPs. As a result, the Fund’s performance will be highly dependent on the performance of the Spot XRP ETPs. If shares of the Spot XRP ETPs were to be delisted or lose their entire value, Fund Shares would also be expected to suffer a loss of value. The Fund’s strategy makes the Fund extremely susceptible to issuer-specific events relating to the Spot XRP ETPs that may not necessarily affect the XRP market more broadly. This inherently makes an investment in the Fund riskier than an investment in a fund that provides more diversified exposure. Neither the Fund nor the Adviser have conducted due diligence upon the Spot XRP ETPs and make no representations or warranties whatsoever regarding the Spot XRP ETPs’ ability to acquire, dispose of or maintain proper custody of XRP. In the event that there is an issue regarding the Spot XRP ETPs’ ability to acquire, dispose of or maintain proper custody of XRP, the Fund’s returns will be negatively impacted.
◦Foreign Securities Risk. The Spot XRP ETPs that are used as Reference Assets for the Fund’s XRP-related investments, or in which the Fund may invest directly, may be domiciled in foreign countries and listed on foreign exchanges. ETPs domiciled in Europe may be less liquid than U.S. ETPs and their trading activity may be fractured as a result of listing on multiple exchanges. A European ETP may also trade in multiple currencies. Changes in currency exchange rates affect the value of investments denominated in a foreign currency, and therefore the value of such investments in the Fund’s portfolio. The Fund’s NAV could decline if a currency to which the Fund has exposure depreciates against the U.S. dollar or if there are delays or limits on repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning.
Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there also is the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.
Teucrium 2x Long Daily XRP ETF | Spot XRP ETP Risks, ETP Risk Member
Prospectus [Line Items]
Risk [Text Block]	ETP Risk. The Fund may invest in Spot XRP ETPs or use them as Reference Assets for XRP-related investments. ETP shares trade like exchange-traded funds on a securities exchange. The price of a Spot XRP ETP is derived from and based upon the value of spot XRP and cash held by the Spot XRP ETP. However, shares of Spot XRP ETPs trade at market prices, not NAV, which means they may trade at prices above or below the value of their underlying portfolios. There can be no assurance that the returns of Spot XRP ETPs will correspond, or be closely related, to the performance of XRP. The level of risk involved in the purchase or sale of a Spot XRP ETP is similar to the risk involved in the purchase or sale of an exchange-traded fund, except that the pricing mechanism for a Spot XRP ETP is based on a basket of XRP and cash. Thus, the risks of owning a Spot XRP ETP generally reflect the risks of owning the underlying XRP and cash that the Spot XRP ETP holds. Spot XRP ETPs, such as the Bitwise Physical XRP ETP, Virtune XRP ETP, and WisdomTree Physical XRP ETP, have a relatively limited history of operations. Because certain Spot XRP ETPs are relatively new products, their shares may have a lack of liquidity, which could result in the market price of the Spot XRP ETP shares being more volatile than the underlying portfolio of XRP and cash. Disruptions in the markets for XRP could result in losses on investments in Spot XRP ETPs. In addition, an actual trading market may not develop for Spot XRP ETP shares and the listing exchange may halt trading of a Spot XRP ETP’s shares. Spot XRP ETPs are subject to management fees and other fees that may increase their costs versus the costs of owning XRP directly. The Fund will indirectly bear its proportionate share of management fees and other expenses that are charged by the Spot XRP ETP in addition to the management fees and other expenses paid by the Fund. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of Spot XRP ETPs.
If the process of creation and redemption of baskets for the Spot XRP ETPs encounters any unanticipated difficulties, the possibility for arbitrage transactions by APs intended to keep the price of the shares closely linked to the price of XRP may not exist and, as a result, the price of the shares may fall or otherwise diverge from NAV. The liquidity of the shares may also be affected by the withdrawal from participation of APs. Security threats to the Spot XRP ETP account at the custodian could result in the halting of the Spot XRP ETP’s operations and a loss of the Spot XRP ETP’s assets or damage to the reputation of the Spot XRP ETP, each of which could result in a reduction in the value of the Fund’s Shares. The price used to calculate the value of a Spot XRP ETP’s XRP may be volatile, adversely affecting the value of the Shares. If a Spot XRP ETP’s custodian agreement is terminated or its custodian fails to provide services as required, the Spot XRP ETP may need to find and appoint a replacement custodian, which could pose a challenge to the safekeeping of the Spot XRP ETP’s XRP, and the Spot XRP ETP’s ability to continue to operate may be adversely affected. Loss of a critical banking relationship for, or the failure of a bank used by, a Spot XRP ETP’s prime execution agent could adversely impact the Spot XRP ETP’s ability to create or redeem baskets, or could cause losses to the Spot XRP ETPs. A Spot XRP ETP may suspend the issuance of shares at any time which will impact the price of shares of the Spot XRP ETP, resulting in a significant difference (premium/discount) between the Spot XRP ETP’s market price and its NAV. Additionally, the Fund may be unable to transact in the shares of the Spot XRP ETP at an acceptable price, and therefore the Fund may be unable to achieve its investment objective.

Teucrium 2x Long Daily XRP ETF | Spot XRP ETP Risks, Exposure Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Exposure Concentration Risk. It is currently expected that the Fund will derive a significant amount of its exposure to the price performance of XRP as a result of investing directly in Spot XRP ETPs or swap agreements or options that reference Spot XRP ETPs. As a result, the Fund’s performance will be highly dependent on the performance of the Spot XRP ETPs. If shares of the Spot XRP ETPs were to be delisted or lose their entire value, Fund Shares would also be expected to suffer a loss of value. The Fund’s strategy makes the Fund extremely susceptible to issuer-specific events relating to the Spot XRP ETPs that may not necessarily affect the XRP market more broadly. This inherently makes an investment in the Fund riskier than an investment in a fund that provides more diversified exposure. Neither the Fund nor the Adviser have conducted due diligence upon the Spot XRP ETPs and make no representations or warranties whatsoever regarding the Spot XRP ETPs’ ability to acquire, dispose of or maintain proper custody of XRP. In the event that there is an issue regarding the Spot XRP ETPs’ ability to acquire, dispose of or maintain proper custody of XRP, the Fund’s returns will be negatively impacted.
Teucrium 2x Long Daily XRP ETF | Spot XRP ETP Risks, Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. The Spot XRP ETPs that are used as Reference Assets for the Fund’s XRP-related investments, or in which the Fund may invest directly, may be domiciled in foreign countries and listed on foreign exchanges. ETPs domiciled in Europe may be less liquid than U.S. ETPs and their trading activity may be fractured as a result of listing on multiple exchanges. A European ETP may also trade in multiple currencies. Changes in currency exchange rates affect the value of investments denominated in a foreign currency, and therefore the value of such investments in the Fund’s portfolio. The Fund’s NAV could decline if a currency to which the Fund has exposure depreciates against the U.S. dollar or if there are delays or limits on repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning.Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there also is the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.
Teucrium 2x Long Daily XRP ETF | XRP-Related Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	XRP-Related Company Risk. If the Fund is unable to obtain its desired exposure to XRP Swaps, the Fund may obtain exposure by investing in securities of “XRP-related companies.” There can be no assurance that the returns of XRP-related companies will correspond, or be closely-related, to the performance of XRP. XRP-related companies face rapid changes in technology, intense competition including the development and acceptance of competing platforms or technologies, loss or impairment of intellectual property rights, cyclical economic patterns, shifting consumer preferences, evolving industry standards, adverse effects of changes to a network’s or software’s protocols, a rapidly changing regulatory environment, and dependency on certain key personnel (including highly skilled financial services professionals and software engineers). XRP-related companies may be susceptible to operational and information security risks including those associated with hardware or software failures, interruptions, or delays in service by third party vendors, and security breaches. Certain XRP-related companies, such as Spot XRP ETPs may be subject to the risks associated with investing directly in XRP.
Teucrium 2x Long Daily XRP ETF | XRP-Related Investments Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Teucrium 2x Long Daily XRP ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your money invested in the Fund.
Teucrium 2x Long Daily XRP ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a lesser number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
GlacierShares Arctic Circle ETF | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.
GlacierShares Arctic Circle ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
•ETF Risks. The Fund is an exchange-traded fund (“ETF”) and, as a result of its structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums or discounts greater than those of ETFs that invest in and hold only securities and other investments that are listed and trade in the U.S.
◦Trading Risk. Although Shares are listed for trading on the NASDAQ Stock Market, LLC (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
GlacierShares Arctic Circle ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
GlacierShares Arctic Circle ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
GlacierShares Arctic Circle ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums or discounts greater than those of ETFs that invest in and hold only securities and other investments that are listed and trade in the U.S.
GlacierShares Arctic Circle ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading Risk. Although Shares are listed for trading on the NASDAQ Stock Market, LLC (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
GlacierShares Arctic Circle ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, government actions or interventions (including, but not limited, to the threat or imposition of tariffs, trade restrictions, currency restrictions or similar actions) as well as developments related to economic, political (including geopolitical), social, public health, market, extreme weather, natural or man-made disasters, or other conditions or events have in the past and may in the future result in volatility in financial markets and reduced liquidity in equity, credit, and/or debt markets, which could adversely impact the Fund and its investments and their value and performance. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.
GlacierShares Arctic Circle ETF | Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk. The Fund may hold securities or other assets that may be valued on the basis of factors other than readily available market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Adviser’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
GlacierShares Arctic Circle ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision.
GlacierShares Arctic Circle ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.
GlacierShares Arctic Circle ETF | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there also is the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.
GlacierShares Arctic Circle ETF | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. The Fund may invest a significant portion of its assets in the following sectors and, therefore, the performance of the Fund could be negatively impacted by events affecting each of these sectors.
◦Financial Services Sector Risk. Performance of companies in the financial services sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. This sector has experienced significant losses in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted.
◦Industrials Sector Risk. Issuers in the industrial sector are affected by supply and demand, both for their specific product or service and for industrial sector products in general. The products of such issuers may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, world events, economic conditions and exchange rates affect the performance of companies in the industrial sector. Issuers in the industrial sector may be adversely affected by liability for environmental damage, product liability claims and exchange rates. The industrial sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors.
GlacierShares Arctic Circle ETF | Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. Because the Fund’s assets will be concentrated in an industry or group of industries to the extent the Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.
GlacierShares Arctic Circle ETF | Currency Exchange Rate Risk Member
Prospectus [Line Items]
Risk [Text Block]	Currency Exchange Rate Risk. The Fund may invest in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
GlacierShares Arctic Circle ETF | Depositary Receipt Risk Member
Prospectus [Line Items]
Risk [Text Block]	Depositary Receipt Risk. Depositary receipts, including ADRs, EDRs and GDRs, involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. Depositary receipts listed on U.S. exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). GDRs and EDRs are similar to ADRs in that they are certificates evidencing ownership of shares of a foreign issuer; however, GDRs and EDRs may be issued in bearer form and denominated in other currencies and are generally designed for use in specific or multiple securities markets outside the U.S. When the Fund invests in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares. Because the Underlying Shares trade on foreign exchanges that may be closed when the Fund’s primary listing exchange is open, the Fund may experience premiums and discounts greater than those of funds without exposure to such Underlying Shares.
GlacierShares Arctic Circle ETF | Geographic Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
◦Risks Related to Investing in Canada. The Canadian and U.S. economies are closely integrated. The United States is Canada’s largest trading partner and foreign investor and the Canadian economy is significantly affected by developments in the U.S. economy. Canada is a major producer of forest products, metals, agricultural products, and energy-related products, such as oil, gas, and hydroelectricity. As a result, the Canadian economy is very dependent on the demand for, and supply and price of, natural resources, and the Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. Canada’s economic growth may be significantly affected by disruptions in its relationship with major trading partners, fluctuations in currency, and global demand for commodities.
◦Risks Related to Investing in the Faroe Islands. The Faroe Islands are an autonomous territory of Denmark. Investments in companies from the Faroe Islands involve risks that are specific to the Faroe Islands, including, legal, regulatory, political, currency, security and economic risks. Faroe Islands has a small population and a small economy focused significantly on fishing and ocean- and ship-related industries. Faroe Islands has an aging population, which has led to challenges in recruiting care professionals and could lead to labor supply shortages in the near future. The Faroe Islands is also highly dependent upon economic assistance from Denmark and thus the Fund is also subject to the legal, regulatory, political, currency, security, and economic risks specific to Denmark. Denmark’s economy has also been characterized by slow growth and is facing demographic challenges, including an aging population.
◦Risks Related to Investing in Finland. Investments in Finnish issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risks specific to Finland. Finland’s economy depends on, among other things, imported raw materials, energy and components for its manufactured products. As a result, Finland is dependent on trading relationships with certain key trading partners, including Germany, Sweden, Russia and the U.S. Furthermore, Finland’s economy is facing demographic challenges, including an aging population, that could lead to labor supply shortages in the near future.
◦Risks Related to Investing in Greenland. Greenland is an autonomous territory of Denmark. Investments in companies from Greenland involve risks that are specific to Greenland, including, legal, regulatory, political, currency, security and economic risks. Greenland has a small population and GDP, with an economy focused on fishing and mining and a high percentage of public sector service employees and relatively little advanced infrastructure. In addition, although it is believed Greenland has large stores of untapped resources, access to these resources is currently inaccessible across much of the territory. These resources have also made it the subject of intense political and economic discussion among other countries, which could lead to political instability in the future. Greenland is also highly dependent upon economic assistance from Denmark and thus the Fund is also subject to the legal, regulatory, political, currency, security, and economic risks specific to Denmark. Denmark’s economy has also been characterized by slow growth and is facing demographic challenges, including an aging population.
◦Risks Related to Investing in Iceland. Investment in Icelandic issuers involves risks that are specific to Iceland, including, legal, regulatory, political, currency, security and economic risks. Iceland is a small country with an economy focused on energy production, tourism, fishing and smelting aluminum. As a result, Iceland is dependent on trading relationships with certain key trading partners, including the United States, the United Kingdom, the Netherlands and other European Union (“EU”) countries. Iceland’s top exports are aluminum and fish and tourism has become a major source of revenue for the country.
◦Risks Related to Investing in Nordic Countries. The Index includes issuers of Nordic countries, which may subject the Fund to legal, regulatory, political, currency, security, and economic risks specific to each of the Nordic countries. The economies of the Nordic countries are heavily dependent on natural resources and trade amongst one another and with the members of the EU. Decreasing European imports, new trade regulations, changes in exchange rates, a recession in Europe, or a slowing of economic growth in this region could have an adverse impact on the securities in which the Fund invests. The Nordic countries have historically maintained generous welfare programs. Such welfare programs can negatively impact the economies of the Nordic countries by causing increased government spending, higher production costs and lower productivity.
◦Risks Related to Investing in Norway. Investments in Norwegian issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risks specific to Norway. Norway is a major producer of oil and gas, and Norway’s economy is subject to the risk of fluctuations on oil and gas prices. The high value of the Norwegian krone as compared to other currencies could have a damaging effect on Norwegian exports and investments. In recent years, labor costs in Norway have increased faster than those of its major trading partners, eroding industrial competitiveness.
◦Risks Related to Investing in Sweden. Investments in Swedish issuers may subject the Fund to legal, regulatory, political, currency, security and economic risks specific to Sweden. Sweden has a highly developed welfare system and the level of union membership in Sweden is substantial. These factors can negatively impact the Swedish economy by causing increased government spending, higher production costs and lower productivity, among other things.

GlacierShares Arctic Circle ETF | Passive Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Passive Investment Risk. The Fund is not actively managed and its Adviser would not sell shares of an equity security due to current or projected underperformance of a security industry or sector unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a rebalancing of the Index as addressed in the Index methodology.
GlacierShares Arctic Circle ETF | Securities Lending Risk Member
Prospectus [Line Items]
Risk [Text Block]	Securities Lending Risk. There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. As a result, the Fund may lose money.
GlacierShares Arctic Circle ETF | Small-Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Small-Capitalization Company Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. Some small-capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies. Small-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.
GlacierShares Arctic Circle ETF | Tracking Error Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.
GlacierShares Arctic Circle ETF | Underlying Index Risk Member
Prospectus [Line Items]
Risk [Text Block]	Underlying Index Risk. Neither the Adviser nor the Index Provider, the index provider and calculation agent for the Index, is able to guarantee the continuous availability or timeliness of the production of the Index. The calculation and dissemination of the Index values may be delayed if the information technology or other facilities of the Index Provider, data providers and/or relevant stock exchange malfunction for any reason. A significant delay may cause trading in shares of the Fund to be suspended. Errors in Index data, computation and/or the construction in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Index providers generally do not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the indexes in which they license, and generally do not guarantee that an index will be calculated in accordance with its stated methodology. Losses or costs associated with any index provider errors generally will be borne by the Fund and its shareholders.
GlacierShares Arctic Circle ETF | Geographic Investment, Risks Related To Investing In Canada Risk Member
Prospectus [Line Items]
Risk [Text Block]	Risks Related to Investing in Canada. The Canadian and U.S. economies are closely integrated. The United States is Canada’s largest trading partner and foreign investor and the Canadian economy is significantly affected by developments in the U.S. economy. Canada is a major producer of forest products, metals, agricultural products, and energy-related products, such as oil, gas, and hydroelectricity. As a result, the Canadian economy is very dependent on the demand for, and supply and price of, natural resources, and the Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. Canada’s economic growth may be significantly affected by disruptions in its relationship with major trading partners, fluctuations in currency, and global demand for commodities.
GlacierShares Arctic Circle ETF | Geographic Investment, Risks Related To Investing In Faroe Islands Risk Member
Prospectus [Line Items]
Risk [Text Block]	Risks Related to Investing in the Faroe Islands. The Faroe Islands are an autonomous territory of Denmark. Investments in companies from the Faroe Islands involve risks that are specific to the Faroe Islands, including, legal, regulatory, political, currency, security and economic risks. Faroe Islands has a small population and a small economy focused significantly on fishing and ocean- and ship-related industries. Faroe Islands has an aging population, which has led to challenges in recruiting care professionals and could lead to labor supply shortages in the near future. The Faroe Islands is also highly dependent upon economic assistance from Denmark and thus the Fund is also subject to the legal, regulatory, political, currency, security, and economic risks specific to Denmark. Denmark’s economy has also been characterized by slow growth and is facing demographic challenges, including an aging population.
GlacierShares Arctic Circle ETF | Geographic Investment, Risks Related To Investing In Finland Risk Member
Prospectus [Line Items]
Risk [Text Block]	Risks Related to Investing in Finland. Investments in Finnish issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risks specific to Finland. Finland’s economy depends on, among other things, imported raw materials, energy and components for its manufactured products. As a result, Finland is dependent on trading relationships with certain key trading partners, including Germany, Sweden, Russia and the U.S. Furthermore, Finland’s economy is facing demographic challenges, including an aging population, that could lead to labor supply shortages in the near future.
GlacierShares Arctic Circle ETF | Geographic Investment, Risks Related To Investing In Greenland Risk Member
Prospectus [Line Items]
Risk [Text Block]	Risks Related to Investing in Greenland. Greenland is an autonomous territory of Denmark. Investments in companies from Greenland involve risks that are specific to Greenland, including, legal, regulatory, political, currency, security and economic risks. Greenland has a small population and GDP, with an economy focused on fishing and mining and a high percentage of public sector service employees and relatively little advanced infrastructure. In addition, although it is believed Greenland has large stores of untapped resources, access to these resources is currently inaccessible across much of the territory. These resources have also made it the subject of intense political and economic discussion among other countries, which could lead to political instability in the future. Greenland is also highly dependent upon economic assistance from Denmark and thus the Fund is also subject to the legal, regulatory, political, currency, security, and economic risks specific to Denmark. Denmark’s economy has also been characterized by slow growth and is facing demographic challenges, including an aging population.
GlacierShares Arctic Circle ETF | Geographic Investment, Risks Related To Investing In Iceland Risk Member
Prospectus [Line Items]
Risk [Text Block]	Risks Related to Investing in Iceland. Investment in Icelandic issuers involves risks that are specific to Iceland, including, legal, regulatory, political, currency, security and economic risks. Iceland is a small country with an economy focused on energy production, tourism, fishing and smelting aluminum. As a result, Iceland is dependent on trading relationships with certain key trading partners, including the United States, the United Kingdom, the Netherlands and other European Union (“EU”) countries. Iceland’s top exports are aluminum and fish and tourism has become a major source of revenue for the country.
GlacierShares Arctic Circle ETF | Geographic Investment, Risks Related To Investing In Nordic Countries Risk Member
Prospectus [Line Items]
Risk [Text Block]	Risks Related to Investing in Nordic Countries. The Index includes issuers of Nordic countries, which may subject the Fund to legal, regulatory, political, currency, security, and economic risks specific to each of the Nordic countries. The economies of the Nordic countries are heavily dependent on natural resources and trade amongst one another and with the members of the EU. Decreasing European imports, new trade regulations, changes in exchange rates, a recession in Europe, or a slowing of economic growth in this region could have an adverse impact on the securities in which the Fund invests. The Nordic countries have historically maintained generous welfare programs. Such welfare programs can negatively impact the economies of the Nordic countries by causing increased government spending, higher production costs and lower productivity.

GlacierShares Arctic Circle ETF | Geographic Investment, Risks Related To Investing In Norway Risk Member
Prospectus [Line Items]
Risk [Text Block]	Risks Related to Investing in Norway. Investments in Norwegian issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risks specific to Norway. Norway is a major producer of oil and gas, and Norway’s economy is subject to the risk of fluctuations on oil and gas prices. The high value of the Norwegian krone as compared to other currencies could have a damaging effect on Norwegian exports and investments. In recent years, labor costs in Norway have increased faster than those of its major trading partners, eroding industrial competitiveness.
GlacierShares Arctic Circle ETF | Geographic Investment, Risks Related To Investing In Sweden Risk Member
Prospectus [Line Items]
Risk [Text Block]	Risks Related to Investing in Sweden. Investments in Swedish issuers may subject the Fund to legal, regulatory, political, currency, security and economic risks specific to Sweden. Sweden has a highly developed welfare system and the level of union membership in Sweden is substantial. These factors can negatively impact the Swedish economy by causing increased government spending, higher production costs and lower productivity, among other things.
GlacierShares Arctic Circle ETF | Sector Risk, Financial Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
GlacierShares Arctic Circle ETF | Sector Risk, Industrial Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
GlacierShares Arctic Circle ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
GlacierShares Arctic Circle ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a lesser number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
AlphaDroid Broad Markets Momentum ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]	•Counterparty Risk. Investing in derivatives involves entering into contracts with third parties (i.e., counterparties). The use of derivatives involves risks that are different from those associated with ordinary portfolio securities transactions. The Underlying ETFs will be subject to credit risk (i.e., the risk that a counterparty is or is perceived to be unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount they expect to receive from counterparties to derivatives entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, or if any collateral posted by the counterparty for the benefit of the Underlying ETF is insufficient or there are delays in the Underlying ETF’s ability to access such collateral, the value of an investment in the Underlying ETFs may decline. The counterparty to a listed futures contract is the derivatives clearing organization for the listed future. The listed future is held through a futures commission merchant (“FCM”) acting on behalf of the Underlying ETF. Consequently, the counterparty risk on a listed futures contract is the creditworthiness of the FCM and the exchange’s clearing corporation.
AlphaDroid Broad Markets Momentum ETF | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.
AlphaDroid Broad Markets Momentum ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. The Underlying ETF’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; and illiquidity of the derivative investments. The derivatives used by the Underlying ETF may give rise to a form of leverage. Leverage magnifies the potential for gain; however it may result in greater losses, which in some cases may cause the Underlying ETF to liquidate other portfolio investments at inopportune times (e.g., at a loss to comply with limits on leverage and derivatives risk limits imposed by the Investment Company Act of 1940 (the “1940 Act”) and the rules thereunder or when the Adviser otherwise would have preferred to hold the investment) or to meet redemption requests. Certain of the Underlying ETF’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Underlying ETF realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Underlying ETF’s after-tax returns. To the extent the Underlying ETF invests in such derivative instruments, the value of the Underlying ETF’s portfolio is likely to experience greater volatility over short-term periods.
AlphaDroid Broad Markets Momentum ETF | Early Close/Trading Halt Risk Member
Prospectus [Line Items]
Risk [Text Block]	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific investments, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses.
AlphaDroid Broad Markets Momentum ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an ETF and invests in other ETFs. As a result of its structure, it is exposed, directly or indirectly, to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums or discounts greater than those of ETFs that invest in and hold only securities and other investments that are listed and trade in the U.S.
◦Trading Risk. Although Shares are listed for trading on The Nasdaq Stock Market, LLC (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
AlphaDroid Broad Markets Momentum ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
AlphaDroid Broad Markets Momentum ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
AlphaDroid Broad Markets Momentum ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums or discounts greater than those of ETFs that invest in and hold only securities and other investments that are listed and trade in the U.S.
AlphaDroid Broad Markets Momentum ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading Risk. Although Shares are listed for trading on The Nasdaq Stock Market, LLC (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
AlphaDroid Broad Markets Momentum ETF | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund's returns because the Fund may be unable to transact at advantageous times or prices.
AlphaDroid Broad Markets Momentum ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, government actions or interventions (including, but not limited, to the threat or imposition of tariffs, trade restrictions, currency restrictions or similar actions) as well as developments related to economic, political (including geopolitical), social, public health, market, extreme weather, natural or man-made disasters, or other conditions or events have in the past and may in the future result in volatility in financial markets and reduced liquidity in equity, credit, and/or debt markets, which could adversely impact the Fund and its investments and their value and performance. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.
AlphaDroid Broad Markets Momentum ETF | Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk. The Underlying ETFs may hold securities or other assets that may be valued on the basis of factors other than readily available market quotations. This may occur, for example, in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that an Underlying ETF could sell or close out a portfolio position for the value established for it at any time, and it is possible that an Underlying ETF would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Underlying ETF at that time. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
AlphaDroid Broad Markets Momentum ETF | High Portfolio Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]	High Portfolio Turnover Risk. The Fund may frequently buy and sell investments. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.
AlphaDroid Broad Markets Momentum ETF | Limited Operating History Risk Member
Prospectus [Line Items]
Risk [Text Block]	Limited Operating History Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.
AlphaDroid Broad Markets Momentum ETF | Asset Allocation Fund Of Funds Risk Member
Prospectus [Line Items]
Risk [Text Block]	Asset Allocation Fund of Funds Risk. Asset allocation decisions, techniques, or analyses, or models implemented by the Index may not produce the expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment goals. Although the theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long term, you still may lose money and/or experience price volatility. Performance of asset classes and Underlying ETFs may diverge from historical performance and assumptions used to develop allocations in light of actual market conditions. There is a risk that you could achieve better returns by investing in individual ETFs or funds representing a single asset class rather than investing in a fund of funds. The Fund’s performance is also closely related to the Underlying ETFs’ performance and ability to meet their investment goals. Shareholders bear indirectly the expenses of the Underlying ETFs in which the Fund invests in addition to the Fund’s management fee so there is a risk of an additional layer or layers of fees. The Fund’s actual asset class allocations may deviate from the intended allocation because an Underlying ETF’s investments can change due to market movements, the Underlying ETF manager’s investment decisions or other factors, which could result in the Underlying ETF’s risk/return target not being met. As a fund of funds, the Fund is exposed to the same risks as the Underlying ETFs in proportion to the Fund’s allocation to those Underlying ETFs. To the extent that the Fund invests a significant portion of its assets in a single Underlying ETF, it may be more susceptible to risks associated with that ETF and its investments.
AlphaDroid Broad Markets Momentum ETF | Cash And Cash Equivalents Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash and Cash Equivalents Risk. Holding cash or cash equivalents rather than securities or other instruments, even strategically, may cause the Fund to risk losing opportunities to participate in market appreciation, and may cause the Fund to experience potentially lower returns than other funds that remain fully invested.
AlphaDroid Broad Markets Momentum ETF | Convertible Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Convertible Securities Risk. Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity and interest rate risk.
AlphaDroid Broad Markets Momentum ETF | Fixed Income Securities Risk, Prepayment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the proceeds may have to be invested in securities with lower yields.
AlphaDroid Broad Markets Momentum ETF | Fixed Income Securities Risk, Call Risk Member
Prospectus [Line Items]
Risk [Text Block]	Call Risk. During periods of falling interest rates, an issuer of a callable bond held by an Underlying ETF may “call” or repay the security prior to its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in an Underlying ETF’s income.
AlphaDroid Broad Markets Momentum ETF | Fixed Income Securities Risk, Credit Risk Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of an investment in that issuer.
AlphaDroid Broad Markets Momentum ETF | Fixed Income Securities Risk, Extension Risk Member
Prospectus [Line Items]
Risk [Text Block]	Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.
AlphaDroid Broad Markets Momentum ETF | Fixed Income Securities Risk, Inflation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Inflation Risk. The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. Debt securities that pay a fixed rather than variable interest rate are especially vulnerable to inflation risk because variable-rate debt securities may be able to participate, over the long term, in rising interest rates which have historically corresponded with long-term inflationary trends.
AlphaDroid Broad Markets Momentum ETF | Fixed Income Securities Risk, Interest Rate Risk Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
AlphaDroid Broad Markets Momentum ETF | Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fixed Income Securities Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to decrease interest rates. Changes in government intervention may have adverse effects on investments, volatility, and the liquidity of debt markets.
◦Call Risk. During periods of falling interest rates, an issuer of a callable bond held by an Underlying ETF may “call” or repay the security prior to its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in an Underlying ETF’s income.
◦Credit Risk. Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of an investment in that issuer.
◦Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.
◦Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
◦Floating Rate Securities Risk. These securities pay interest at rates that change periodically to reflect changes in market interest rates. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. A decline in interest rates may result in a reduction of income received from floating rate securities held by the Fund and may adversely affect the value of the Fund’s shares. Generally, floating rate securities carry lower yields than fixed notes of the same maturity. The interest rate for a floating rate note resets or adjusts periodically by reference to a benchmark interest rate. The impact of interest rate changes on floating rate investments is typically mitigated by the periodic interest rate reset of the investments. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Floating rate notes generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Benchmark interest rates, such as the SOFR, may not accurately track market interest rates.
◦Income Risk. The Fund’s income may decline if interest rates fall. The risk of decline in income is heightened when fixed income instruments held by the Fund have floating or variable interest rates.
◦Inflation Risk. The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. Debt securities that pay a fixed rather than variable interest rate are especially vulnerable to inflation risk because variable-rate debt securities may be able to participate, over the long term, in rising interest rates which have historically corresponded with long-term inflationary trends.
◦Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the proceeds may have to be invested in securities with lower yields.
AlphaDroid Broad Markets Momentum ETF | Floating And Variable Rate Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting, and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.
AlphaDroid Broad Markets Momentum ETF | Government Obligations Risk Member
Prospectus [Line Items]
Risk [Text Block]	Government Obligations Risk. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law, such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Securities issued by Fannie Mae and Freddie Mac have historically been supported only by the discretionary authority of the U.S. government. While the U.S. government provides financial support to various U.S. government-sponsored agencies and instrumentalities, such as Fannie Mae and Freddie Mac, no assurance can be given that it will always do so. In September 2008, at the direction of the U.S. Department of the Treasury, Fannie Mae and Freddie Mac were placed into conservatorship under the Federal Housing Finance Agency (“FHFA”), an independent regulator, and they remain in such status as of the date of this Prospectus. The U.S. government also took steps to provide additional financial support to Fannie Mae and Freddie Mac.
AlphaDroid Broad Markets Momentum ETF | Hedging Risk Member
Prospectus [Line Items]
Risk [Text Block]	Hedging Risk. Derivatives used by the Underlying ETFs to reduce volatility and generate returns may not perform as intended. There can be no assurance that the Underlying ETFs’ strategies will be effective. Such derivatives may expose the Underlying ETF, and therefore, the Fund, to losses, e.g., option premiums, to which it would not have otherwise been exposed. Further, the use of derivatives to hedge may not fully protect the Underlying ETF, and therefore, the Fund, against declines in the value of its portfolio securities.
AlphaDroid Broad Markets Momentum ETF | High-Yield Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	High-Yield Securities Risk. The fixed income investments held by an Underlying ETF that are rated below investment grade, also known as “junk bonds”, are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer. The price of high yield securities tends to be subject to greater volatility due to issuer-specific factors, such as operating results and outlook and to real or perceived adverse economic and competitive industry conditions. Such securities are generally considered speculative because they present a greater risk of loss, including default, than higher quality fixed income investments.
AlphaDroid Broad Markets Momentum ETF | Index Tracking Risk Member
Prospectus [Line Items]
Risk [Text Block]	Index Tracking Risk. The Fund and certain Underlying ETFs or other investment companies in which the Fund invests are not actively managed and instead attempt to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, its holdings will hold constituent securities of the applicable index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Underling ETF’s or Fund’s return to be lower than if it had employed an active strategy. In addition, the return may not match or achieve a high degree of correlation with the return of the applicable index due to expenses and transaction costs incurred in adjusting its portfolio. It is possible it may not always fully replicate the performance of the index.
AlphaDroid Broad Markets Momentum ETF | Inflation-Indexed Bonds Risk Member
Prospectus [Line Items]
Risk [Text Block]	Inflation-Indexed Bonds Risk. Inflation-indexed bonds are debt securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index (“CPI”) accruals as part of a semi-annual coupon. Although inflation-indexed bonds may be somewhat less liquid than Treasury Securities, they are generally as liquid as most other government securities. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. An Underlying ETF may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
AlphaDroid Broad Markets Momentum ETF | Market Capitalization Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Capitalization Risk.
◦Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and, therefore, subject to slower growth during times of economic expansion. Large-capitalization companies also may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
◦Mid-Capitalization Investing Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole. Some mid-capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to large-capitalization companies.
◦Small-Capitalization Investing Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. Some small-capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies. Small-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.

AlphaDroid Broad Markets Momentum ETF | Market Capitalization Risk, Mid-Capitalization Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Mid-Capitalization Investing Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole. Some mid-capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to large-capitalization companies.
AlphaDroid Broad Markets Momentum ETF | Mortgage- And Asset-Backed Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Mortgage- and Asset-Backed Securities Risk. The Underlying ETFs may invest in U.S. government agency-backed mortgage- and asset-backed securities. Mortgage- and asset-backed securities are subject to interest rate risk. Modest movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of these securities. When interest rates fall, mortgage- and asset-backed securities may be subject to prepayment risk. When interest rates rise, certain types of mortgage- and asset-backed securities are subject to extension risk. Mortgage- and asset-backed securities can also be subject to the risk of default on the underlying residential or commercial mortgage(s) or other assets.
AlphaDroid Broad Markets Momentum ETF | Preferred Stock Risk Member
Prospectus [Line Items]
Risk [Text Block]	Preferred Stock Risk. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.
AlphaDroid Broad Markets Momentum ETF | REIT Risk Member
Prospectus [Line Items]
Risk [Text Block]	REIT Risk. Investment in real estate companies, including REITs, exposes the Fund to the risks of owning real estate directly. Real estate is highly sensitive to general and local economic conditions and developments. The U.S. real estate market may experience and has, in the past, experienced a decline in value, with certain regions experiencing significant losses in property values. Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and the risk normally associated with debt financing, and could potentially increase the Fund’s volatility and losses. Exposure to such real estate may adversely affect Fund performance. Further, REITs are dependent upon specialized management skills, and their investments may be concentrated in relatively few properties, or in a small geographic area or a single property type. REITs also are subject to heavy cash flow dependency and, as a result, are particularly reliant on the proper functioning of capital markets. A variety of economic and other factors may adversely affect a lessee’s ability to meet its obligations to a REIT. In the event of a default by a lessee, the REIT may experience delays in enforcing its rights as a lessor and may incur substantial costs associated in protecting its investments. In addition, a REIT could fail to qualify for favorable regulatory treatment.
AlphaDroid Broad Markets Momentum ETF | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Risk. The Fund will be subject to economic sector risks. To the extent the Index is weighted more heavily in particular sectors of the economy (such as healthcare, materials, energy, financial services, insurance, etc.), the Fund’s performance will be especially sensitive to developments that significantly affect those sectors. Those risks may be material and the risks differ for each of the various sectors.
AlphaDroid Broad Markets Momentum ETF | Growth Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Growth Investing Risk. Growth stocks can be volatile for several reasons. Since those companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.
AlphaDroid Broad Markets Momentum ETF | Value Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Value Investing Risk. Because the Fund may utilize a value style of investing, the Fund could suffer losses or produce poor results relative to other funds, even in a rising market, if the Adviser’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is incorrect.
AlphaDroid Broad Markets Momentum ETF | Market Capitalization Risk, Small-Capitalization Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Small-Capitalization Investing Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. Some small-capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies. Small-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.
AlphaDroid Broad Markets Momentum ETF | Momentum Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Momentum Investing Risk. Securities that exhibit momentum characteristics may be more volatile than the market as a whole. In addition, the returns of securities that previously have exhibited price momentum may be less than the returns of other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum, and they may also experience rapid and substantial declines in value. In addition, there may be periods when the momentum style of investing is out of favor, and the investment performance of the Fund may be negatively affected compared to the returns from other styles of investing.
AlphaDroid Broad Markets Momentum ETF | Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. Because the Fund’s assets will be concentrated in an industry or group of industries to the extent the Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.
AlphaDroid Broad Markets Momentum ETF | Passive Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Passive Investment Risk. The Fund is not actively managed and its Adviser would not sell shares of an equity security due to current or projected underperformance of a security industry or sector unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a rebalancing of the Index as addressed in the Index methodology.
AlphaDroid Broad Markets Momentum ETF | Securities Lending Risk Member
Prospectus [Line Items]
Risk [Text Block]	Securities Lending Risk. There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. As a result, the Fund may lose money.
AlphaDroid Broad Markets Momentum ETF | Tracking Error Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.
AlphaDroid Broad Markets Momentum ETF | Artificial Intelligence, Machine Learning And Deep Learning Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Artificial Intelligence, Machine Learning and Deep Learning Investment Risk. Companies across a wide variety of industries, primarily in the technology sector, are exploring the possible applications of AI, machine learning and other deep learning technologies. The extent of such technologies’ versatility has not yet been fully explored. Consequently, the Fund’s holdings may include equity securities of operating companies that focus on or have exposure to a wide variety of activities in addition to their AI, machine learning and deep learning activities, and the economic fortunes of such companies may be tied to such other activities. Currently, there are few public companies for which AI, machine learning and deep learning technologies represent an attributable and significant revenue or profit stream, and such technologies may not ultimately have a material effect on the economic returns of companies in which the Fund invests. Companies that do have a focus on such technologies may rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. These companies also tend to engage in significant amounts of spending on research and development, and there is no guarantee that these products or services will be successful. The securities of such companies, especially smaller, start-up companies, also are typically more volatile than those of companies that do not rely heavily on technology.

AlphaDroid Broad Markets Momentum ETF | Bear Market Bond Risk Member
Prospectus [Line Items]
Risk [Text Block]	Bear Market Bond Risk. When the Bull/Bear Indicator reflects a “Bear” designation, the Fund will be subject to bond and fixed income risks.
Changes in interest rates generally will cause the value of fixed-income and bond instruments held by Underlying ETFs to vary inversely to such changes. Prices of longer-term fixed-income instruments generally fluctuate more than the prices of shorter-term fixed income instruments as interest rates change. Fixed-income instruments that are fixed-rate are generally more susceptible than floating rate loans to price volatility related to changes in prevailing interest rates. The prices of floating rate fixed-income instruments tend to have less fluctuation in response to changes in interest rates, but will have some fluctuation, particularly when the next interest rate adjustment on such security is further away in time or adjustments are limited in amount over time. Underlying ETFs may invest in short-term securities that, when interest rates decline, affect the ETF’s yield as these securities mature or are sold and the ETF purchases new short-term securities with lower yields. An obligor’s willingness and ability to pay interest or to repay principal due in a timely manner may be affected by, among other factors, its cash flow.
In addition, Underlying ETFs may invest in various fixed income and floating rate securities (such as municipal securities and high-yield (junk) bond securities) that are subject to additional risks. Those risks may be material and the risks differ for each of the types of underlying investments.

AlphaDroid Broad Markets Momentum ETF | Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, increased potential for market manipulation, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards could impede the Adviser’s ability to evaluate local companies and impact the Fund’s performance.
AlphaDroid Broad Markets Momentum ETF | Equity Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.
AlphaDroid Broad Markets Momentum ETF | Fixed Income Securities Risk, Floating Rate Notes Risk Member
Prospectus [Line Items]
Risk [Text Block]	Floating Rate Securities Risk. These securities pay interest at rates that change periodically to reflect changes in market interest rates. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. A decline in interest rates may result in a reduction of income received from floating rate securities held by the Fund and may adversely affect the value of the Fund’s shares. Generally, floating rate securities carry lower yields than fixed notes of the same maturity. The interest rate for a floating rate note resets or adjusts periodically by reference to a benchmark interest rate. The impact of interest rate changes on floating rate investments is typically mitigated by the periodic interest rate reset of the investments. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Floating rate notes generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Benchmark interest rates, such as the SOFR, may not accurately track market interest rates.
AlphaDroid Broad Markets Momentum ETF | Fixed Income Securities Risk, Income Risk Member
Prospectus [Line Items]
Risk [Text Block]	Income Risk. The Fund’s income may decline if interest rates fall. The risk of decline in income is heightened when fixed income instruments held by the Fund have floating or variable interest rates.
AlphaDroid Broad Markets Momentum ETF | Fund Of Funds Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fund of Funds Risk. Because it invests primarily in other funds, the Fund’s investment performance largely depends on the investment performance of the selected Underlying ETFs. An investment in the Fund is subject to the risks associated with the ETFs that comprise the Index. At times, certain of the segments of the market represented by constituent ETFs in the Index may be out of favor and underperform other segments. The Fund will indirectly pay a proportional share of the expenses of the Underlying ETFs in which it invests (including operating expenses and management fees), which are identified in the fee schedule above as “Acquired Fund Fees and Expenses.”
AlphaDroid Broad Markets Momentum ETF | Geopolitical/Natural Disaster Risks Member
Prospectus [Line Items]
Risk [Text Block]	Geopolitical/Natural Disaster Risks. The Fund’s investments are subject to geopolitical and natural disaster risks, such as war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters, epidemics and/or pandemics, which may add to instability in world economies and volatility in markets. The impact may be short-term or may last for extended periods.
AlphaDroid Broad Markets Momentum ETF | Gold Risk Member
Prospectus [Line Items]
Risk [Text Block]	Gold Risk. The Fund may, from time to time, invest in Underlying ETFs that, in turn, invest primarily in the gold industry. The prices of gold and gold operation companies are affected by the price of gold as well as other prevailing market conditions. These prices may be volatile, fluctuating substantially over short periods of time. In times of stable economic growth, traditional equity and debt investments could offer greater appreciation potential and the price of gold may be adversely affected.
AlphaDroid Broad Markets Momentum ETF | Market Capitalization Risk, Large-Capitalization Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and, therefore, subject to slower growth during times of economic expansion. Large-capitalization companies also may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
AlphaDroid Broad Markets Momentum ETF | Monthly Rebalanace Risk Member
Prospectus [Line Items]
Risk [Text Block]	Monthly Rebalance Risk. Because the Index generally changes its exposure based on data only as of the last business day of each month, (i) the Index’s exposure may be affected by significant market movements at or near month end that are not predictive of the market’s performance for the subsequent month and (ii) changes to the Index’s exposure may lag a significant change in the market’s direction (up or down) by as long as a month if such changes first take effect at or near the beginning of a month. Such lags between market performance and changes to the Index’s exposure may result in significant underperformance relative to the broader equity or fixed income market.
AlphaDroid Broad Markets Momentum ETF | Other Investment Companies And ETPs Risk Member
Prospectus [Line Items]
Risk [Text Block]	Other Investment Companies and ETPs Risk. The risks of investment in other investment companies, including ETFs registered under the 1940 Act, and ETPs registered under the 1933 Act, typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company or ETP, the Fund becomes a shareholder of that investment company or ETP and bears its proportionate share of the fees and expenses of the other investment company or ETP. The Fund will incur higher and duplicative expenses when it invests in other investment companies and ETPs. Investments in ETFs are also subject to the “ETF Risks” described above. The Fund may also invest in investment companies that pursue inverse investment strategies. Such investment companies are very different from most mutual funds or ETFs in that they seek to provide inverse investment results on a daily basis and are intended to be used as short-term trading vehicles. Such funds are not intended to be used by, and are not appropriate for, investors who do not intend to actively manage and monitor their portfolios. Because the ETPs in which the Fund may invest may have a significant portion of their assets exposed directly or indirectly to commodities or commodity-linked securities, developments affecting commodities may have a disproportionate impact on such ETPs and may subject the ETPs to greater volatility than investments in traditional securities. The shares of ETPs are not registered under the 1940 Act, and therefore, do not afford the Fund the investor protections of 1940 Act registered funds.
AlphaDroid Broad Markets Momentum ETF | Privately Issued Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Privately Issued Securities Risk. The Fund may invest in privately-issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S under the 1933 Act. Privately-issued securities typically may be resold only to qualified institutional buyers, in a privately negotiated transaction, to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund may find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at lesser prices than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s NAV due to the absence of an active trading market. There can be no assurance that a privately-issued security previously deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and its value may decline as a result.
AlphaDroid Broad Markets Momentum ETF | Quantitative Security Selection Risk Member
Prospectus [Line Items]
Risk [Text Block]	Quantitative Security Selection Risk. The Index relies on a quantitative model that utilizes AI as well as third-party data and information to select Underlying ETFs. To the extent the model does not perform as designed or as intended, the Fund’s strategy may not be successfully implemented, and the Fund may lose value. In addition, if the underlying data used to construct the model is incorrect or incomplete, for reasons such as, but not limited to, market disruptions, accounting practices, regulatory matters, or acts of God, any decisions made in reliance thereon may lead to the inclusion or exclusion of Underlying ETFs that would have been excluded or included had the model or data been correct and complete.
AlphaDroid Broad Markets Momentum ETF | Rebalance Postponement & Ad Hoc Rebalance Risk Member
Prospectus [Line Items]
Risk [Text Block]	Rebalance Postponement & Ad Hoc Rebalance Risk. Unusual market conditions may cause the Index Provider (defined herein) to postpone a scheduled Index rebalance. A postponement could cause the performance and constituents of the Index, and therefore the Fund, to vary from those expected under normal conditions. Also, the Index Provider may rebalance the Index on an ad hoc basis. The Fund may also rebalance its portfolio to attempt to maintain its tracking of the Index. Any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Therefore, additional ad hoc rebalances may increase the costs to and the tracking error risk of the Fund.
AlphaDroid Broad Markets Momentum ETF | Special Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Special Tax Risk. The Fund intends to qualify as a “regulated investment company” (“RIC”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. In particular, at least 90% of the Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or foreign currencies and net income derived from interests in qualified publicly traded partnerships (the “Qualifying Income Requirement”). Similar to other ETFs, when the Fund disposes of appreciated property by distributing such appreciated property in-kind pursuant to redemption requests of AP shareholders under Section 852(b)(6) of the Internal Revenue Code of 1986, as amended (the “Code”), the Fund does not expect to recognize any built-in gain in such appreciated property. Accordingly, the Fund expects to treat the gain realized from the disposition of such appreciated property as not factoring into the Qualifying Income Requirement regardless of whether such gain would have generated non-qualifying income in a taxable disposition. The Fund has not received an opinion of counsel or guidance from the Internal Revenue Service (“IRS”) regarding whether Section 852(b)(6) will be available when the Fund distributes such appreciated property in a redemption transaction. If the IRS or a court were to disagree with the Fund’s position as to the applicability of this nonrecognition rule to the Fund’s dispositions, the Fund could be under-distributed with respect to its income or gains and/or potentially fail to satisfy the Qualifying Income Requirement. If the Fund is under-distributed, it could be subject to an excise tax, subject to a corporate level tax, and potentially causing the character of the amounts reported to shareholders to be incorrect. Moreover, if the Fund fails to distribute at least 90% of its investment company taxable income and net tax-exempt income for the taxable year, the Fund would be subject to tax as a regular corporation for the taxable year. Alternatively, the Fund may be required to pay a deficiency dividend (without having received additional cash) and applicable interest, and such dividend would be paid to the then current shareholders of the Fund. In addition, unless the Fund is able to avail itself of a savings provision, a failure of the Qualifying Income Requirement would cause the Fund to fail to qualify as a RIC. If, for any year, the Fund fails to qualify as a RIC, the Fund itself generally would be subject to regular corporate U.S. federal income tax, and distributions received by its shareholders would be subject to further U.S. federal income tax. Failure to comply with the requirements for qualification as a RIC would have significant negative economic consequences to the Fund’s shareholders.
AlphaDroid Broad Markets Momentum ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
AlphaDroid Broad Markets Momentum ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
AlphaDroid Defensive Sector Rotation ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. Investing in derivatives involves entering into contracts with third parties (i.e., counterparties). The use of derivatives involves risks that are different from those associated with ordinary portfolio securities transactions. The Underlying ETFs will be subject to credit risk (i.e., the risk that a counterparty is or is perceived to be unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount they expect to receive from counterparties to derivatives entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, or if any collateral posted by the counterparty for the benefit of the Underlying ETF is insufficient or there are delays in the Underlying ETF’s ability to access such collateral, the value of an investment in the Underlying ETFs may decline. The counterparty to a listed futures contract is the derivatives clearing organization for the listed future. The listed future is held through a futures commission merchant (“FCM”) acting on behalf of the Underlying ETF. Consequently, the counterparty risk on a listed futures contract is the creditworthiness of the FCM and the exchange’s clearing corporation.
AlphaDroid Defensive Sector Rotation ETF | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.
AlphaDroid Defensive Sector Rotation ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. The Underlying ETF’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; and illiquidity of the derivative investments. The derivatives used by the Underlying ETF may give rise to a form of leverage. Leverage magnifies the potential for gain; however it may result in greater losses, which in some cases may cause the Underlying ETF to liquidate other portfolio investments at inopportune times (e.g., at a loss to comply with limits on leverage and derivatives risk limits imposed by the Investment Company Act of 1940 (the “1940 Act”) and the rules thereunder or when the Adviser otherwise would have preferred to hold the investment) or to meet redemption requests. Certain of the Underlying ETF’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Underlying ETF realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Underlying ETF’s after-tax returns. To the extent the Underlying ETF invests in such derivative instruments, the value of the Underlying ETF’s portfolio is likely to experience greater volatility over short-term periods.
AlphaDroid Defensive Sector Rotation ETF | Early Close/Trading Halt Risk Member
Prospectus [Line Items]
Risk [Text Block]	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific investments, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses.
AlphaDroid Defensive Sector Rotation ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an ETF and invests in other ETFs. As a result of its structure, it is exposed, directly or indirectly, to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums or discounts greater than those of ETFs that invest in and hold only securities and other investments that are listed and trade in the U.S.
◦Trading Risk. Although Shares are listed for trading on The Nasdaq Stock Market, LLC (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
AlphaDroid Defensive Sector Rotation ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
AlphaDroid Defensive Sector Rotation ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
AlphaDroid Defensive Sector Rotation ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums or discounts greater than those of ETFs that invest in and hold only securities and other investments that are listed and trade in the U.S.
AlphaDroid Defensive Sector Rotation ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading Risk. Although Shares are listed for trading on The Nasdaq Stock Market, LLC (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
AlphaDroid Defensive Sector Rotation ETF | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund's returns because the Fund may be unable to transact at advantageous times or prices.
AlphaDroid Defensive Sector Rotation ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, government actions or interventions (including, but not limited, to the threat or imposition of tariffs, trade restrictions, currency restrictions or similar actions) as well as developments related to economic, political (including geopolitical), social, public health, market, extreme weather, natural or man-made disasters, or other conditions or events have in the past and may in the future result in volatility in financial markets and reduced liquidity in equity, credit, and/or debt markets, which could adversely impact the Fund and its investments and their value and performance. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.
AlphaDroid Defensive Sector Rotation ETF | Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk. The Underlying ETFs may hold securities or other assets that may be valued on the basis of factors other than readily available market quotations. This may occur, for example, in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that an Underlying ETF could sell or close out a portfolio position for the value established for it at any time, and it is possible that an Underlying ETF would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Underlying ETF at that time. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
AlphaDroid Defensive Sector Rotation ETF | High Portfolio Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]	High Portfolio Turnover Risk. The Fund may frequently buy and sell investments. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.
AlphaDroid Defensive Sector Rotation ETF | Limited Operating History Risk Member
Prospectus [Line Items]
Risk [Text Block]	Limited Operating History Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.
AlphaDroid Defensive Sector Rotation ETF | Asset Allocation Fund Of Funds Risk Member
Prospectus [Line Items]
Risk [Text Block]	Asset Allocation Fund of Funds Risk. Asset allocation decisions, techniques, or analyses, or models implemented by the Index may not produce the expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment goals. Although the theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long term, you still may lose money and/or experience price volatility. Performance of asset classes and Underlying ETFs may diverge from historical performance and assumptions used to develop allocations in light of actual market conditions. There is a risk that you could achieve better returns by investing in individual ETFs or funds representing a single asset class rather than investing in a fund of funds. The Fund’s performance is also closely related to the Underlying ETFs’ performance and ability to meet their investment goals. Shareholders bear indirectly the expenses of the Underlying ETFs in which the Fund invests in addition to the Fund’s management fee so there is a risk of an additional layer or layers of fees. The Fund’s actual asset class allocations may deviate from the intended allocation because an Underlying ETF’s investments can change due to market movements, the Underlying ETF manager’s investment decisions or other factors, which could result in the Underlying ETF’s risk/return target not being met. As a fund of funds, the Fund is exposed to the same risks as the Underlying ETFs in proportion to the Fund’s allocation to those Underlying ETFs. To the extent that the Fund invests a significant portion of its assets in a single Underlying ETF, it may be more susceptible to risks associated with that ETF and its investments.
AlphaDroid Defensive Sector Rotation ETF | Cash And Cash Equivalents Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash and Cash Equivalents Risk. Holding cash or cash equivalents rather than securities or other instruments, even strategically, may cause the Fund to risk losing opportunities to participate in market appreciation, and may cause the Fund to experience potentially lower returns than other funds that remain fully invested.
AlphaDroid Defensive Sector Rotation ETF | Convertible Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Convertible Securities Risk. Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity and interest rate risk.
AlphaDroid Defensive Sector Rotation ETF | Fixed Income Securities Risk, Prepayment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the proceeds may have to be invested in securities with lower yields.
AlphaDroid Defensive Sector Rotation ETF | Fixed Income Securities Risk, Call Risk Member
Prospectus [Line Items]
Risk [Text Block]	Call Risk. During periods of falling interest rates, an issuer of a callable bond held by an Underlying ETF may “call” or repay the security prior to its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in an Underlying ETF’s income.
AlphaDroid Defensive Sector Rotation ETF | Fixed Income Securities Risk, Credit Risk Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of an investment in that issuer.
AlphaDroid Defensive Sector Rotation ETF | Fixed Income Securities Risk, Extension Risk Member
Prospectus [Line Items]
Risk [Text Block]	Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.
AlphaDroid Defensive Sector Rotation ETF | Fixed Income Securities Risk, Inflation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Inflation Risk. The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. Debt securities that pay a fixed rather than variable interest rate are especially vulnerable to inflation risk because variable-rate debt securities may be able to participate, over the long term, in rising interest rates which have historically corresponded with long-term inflationary trends.
AlphaDroid Defensive Sector Rotation ETF | Fixed Income Securities Risk, Interest Rate Risk Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
AlphaDroid Defensive Sector Rotation ETF | Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fixed Income Securities Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to decrease interest rates. Changes in government intervention may have adverse effects on investments, volatility, and the liquidity of debt markets.
◦Call Risk. During periods of falling interest rates, an issuer of a callable bond held by an Underlying ETF may “call” or repay the security prior to its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in an Underlying ETF’s income.
◦Credit Risk. Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of an investment in that issuer.
◦Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.
◦Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
◦Floating Rate Securities Risk. These securities pay interest at rates that change periodically to reflect changes in market interest rates. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. A decline in interest rates may result in a reduction of income received from floating rate securities held by the Fund and may adversely affect the value of the Fund’s shares. Generally, floating rate securities carry lower yields than fixed notes of the same maturity. The interest rate for a floating rate note resets or adjusts periodically by reference to a benchmark interest rate. The impact of interest rate changes on floating rate investments is typically mitigated by the periodic interest rate reset of the investments. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Floating rate notes generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Benchmark interest rates, such as the SOFR, may not accurately track market interest rates.
◦Income Risk. The Fund’s income may decline if interest rates fall. The risk of decline in income is heightened when fixed income instruments held by the Fund have floating or variable interest rates.
◦Inflation Risk. The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. Debt securities that pay a fixed rather than variable interest rate are especially vulnerable to inflation risk because variable-rate debt securities may be able to participate, over the long term, in rising interest rates which have historically corresponded with long-term inflationary trends.
◦Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the proceeds may have to be invested in securities with lower yields.
AlphaDroid Defensive Sector Rotation ETF | Floating And Variable Rate Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting, and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.
AlphaDroid Defensive Sector Rotation ETF | Government Obligations Risk Member
Prospectus [Line Items]
Risk [Text Block]	Government Obligations Risk. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law, such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Securities issued by Fannie Mae and Freddie Mac have historically been supported only by the discretionary authority of the U.S. government. While the U.S. government provides financial support to various U.S. government-sponsored agencies and instrumentalities, such as Fannie Mae and Freddie Mac, no assurance can be given that it will always do so. In September 2008, at the direction of the U.S. Department of the Treasury, Fannie Mae and Freddie Mac were placed into conservatorship under the Federal Housing Finance Agency (“FHFA”), an independent regulator, and they remain in such status as of the date of this Prospectus. The U.S. government also took steps to provide additional financial support to Fannie Mae and Freddie Mac.
AlphaDroid Defensive Sector Rotation ETF | Hedging Risk Member
Prospectus [Line Items]
Risk [Text Block]	Hedging Risk. Derivatives used by the Underlying ETFs to reduce volatility and generate returns may not perform as intended. There can be no assurance that the Underlying ETFs’ strategies will be effective. Such derivatives may expose the Underlying ETF, and therefore, the Fund, to losses, e.g., option premiums, to which it would not have otherwise been exposed. Further, the use of derivatives to hedge may not fully protect the Underlying ETF, and therefore, the Fund, against declines in the value of its portfolio securities.
AlphaDroid Defensive Sector Rotation ETF | High-Yield Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	High-Yield Securities Risk. The fixed income investments held by an Underlying ETF that are rated below investment grade, also known as “junk bonds”, are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer. The price of high yield securities tends to be subject to greater volatility due to issuer-specific factors, such as operating results and outlook and to real or perceived adverse economic and competitive industry conditions. Such securities are generally considered speculative because they present a greater risk of loss, including default, than higher quality fixed income investments.
AlphaDroid Defensive Sector Rotation ETF | Index Tracking Risk Member
Prospectus [Line Items]
Risk [Text Block]	Index Tracking Risk. The Fund and certain Underlying ETFs or other investment companies in which the Fund invests are not actively managed and instead attempt to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, its holdings will hold constituent securities of the applicable index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Underling ETF’s or Fund’s return to be lower than if it had employed an active strategy. In addition, the return may not match or achieve a high degree of correlation with the return of the applicable index due to expenses and transaction costs incurred in adjusting its portfolio. It is possible it may not always fully replicate the performance of the index.
AlphaDroid Defensive Sector Rotation ETF | Inflation-Indexed Bonds Risk Member
Prospectus [Line Items]
Risk [Text Block]	Inflation-Indexed Bonds Risk. Inflation-indexed bonds are debt securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index (“CPI”) accruals as part of a semi-annual coupon. Although inflation-indexed bonds may be somewhat less liquid than Treasury Securities, they are generally as liquid as most other government securities. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. An Underlying ETF may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
AlphaDroid Defensive Sector Rotation ETF | Market Capitalization Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Capitalization Risk.
◦Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and, therefore, subject to slower growth during times of economic expansion. Large-capitalization companies also may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
◦Mid-Capitalization Investing Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole. Some mid-capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to large-capitalization companies.
◦Small-Capitalization Investing Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.
AlphaDroid Defensive Sector Rotation ETF | Market Capitalization Risk, Mid-Capitalization Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Mid-Capitalization Investing Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole. Some mid-capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to large-capitalization companies.
AlphaDroid Defensive Sector Rotation ETF | Mortgage- And Asset-Backed Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Mortgage- and Asset-Backed Securities Risk. The Underlying ETFs may invest in U.S. government agency-backed mortgage- and asset-backed securities. Mortgage- and asset-backed securities are subject to interest rate risk. Modest movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of these securities. When interest rates fall, mortgage- and asset-backed securities may be subject to prepayment risk. When interest rates rise, certain types of mortgage- and asset-backed securities are subject to extension risk. Mortgage- and asset-backed securities can also be subject to the risk of default on the underlying residential or commercial mortgage(s) or other assets.
AlphaDroid Defensive Sector Rotation ETF | Preferred Stock Risk Member
Prospectus [Line Items]
Risk [Text Block]	Preferred Stock Risk. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.
AlphaDroid Defensive Sector Rotation ETF | REIT Risk Member
Prospectus [Line Items]
Risk [Text Block]	REIT Risk. Investment in real estate companies, including REITs, exposes the Fund to the risks of owning real estate directly. Real estate is highly sensitive to general and local economic conditions and developments. The U.S. real estate market may experience and has, in the past, experienced a decline in value, with certain regions experiencing significant losses in property values. Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and the risk normally associated with debt financing, and could potentially increase the Fund’s volatility and losses. Exposure to such real estate may adversely affect Fund performance. Further, REITs are dependent upon specialized management skills, and their investments may be concentrated in relatively few properties, or in a small geographic area or a single property type. REITs also are subject to heavy cash flow dependency and, as a result, are particularly reliant on the proper functioning of capital markets. A variety of economic and other factors may adversely affect a lessee’s ability to meet its obligations to a REIT. In the event of a default by a lessee, the REIT may experience delays in enforcing its rights as a lessor and may incur substantial costs associated in protecting its investments. In addition, a REIT could fail to qualify for favorable regulatory treatment.
AlphaDroid Defensive Sector Rotation ETF | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Risk. The Fund will be subject to economic sector risks. To the extent the Index is weighted more heavily in particular sectors of the economy (such as healthcare, materials, energy, financial services, insurance, etc.), the Fund’s performance will be especially sensitive to developments that significantly affect those sectors. Those risks may be material and the risks differ for each of the various sectors.
AlphaDroid Defensive Sector Rotation ETF | Growth Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Growth Investing Risk. Growth stocks can be volatile for several reasons. Since those companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.
AlphaDroid Defensive Sector Rotation ETF | Value Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Value Investing Risk. Because the Fund may utilize a value style of investing, the Fund could suffer losses or produce poor results relative to other funds, even in a rising market, if the Adviser’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is incorrect.
AlphaDroid Defensive Sector Rotation ETF | Market Capitalization Risk, Small-Capitalization Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Small-Capitalization Investing Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.
AlphaDroid Defensive Sector Rotation ETF | Momentum Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Momentum Investing Risk. Securities that exhibit momentum characteristics may be more volatile than the market as a whole. In addition, the returns of securities that previously have exhibited price momentum may be less than the returns of other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum, and they may also experience rapid and substantial declines in value. In addition, there may be periods when the momentum style of investing is out of favor, and the investment performance of the Fund may be negatively affected compared to the returns from other styles of investing.
AlphaDroid Defensive Sector Rotation ETF | Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. Because the Fund’s assets will be concentrated in an industry or group of industries to the extent the Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.
AlphaDroid Defensive Sector Rotation ETF | Passive Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Passive Investment Risk. The Fund is not actively managed and its Adviser would not sell shares of an equity security due to current or projected underperformance of a security industry or sector unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a rebalancing of the Index as addressed in the Index methodology.
AlphaDroid Defensive Sector Rotation ETF | Securities Lending Risk Member
Prospectus [Line Items]
Risk [Text Block]	Securities Lending Risk. There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. As a result, the Fund may lose money.
AlphaDroid Defensive Sector Rotation ETF | Tracking Error Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.
AlphaDroid Defensive Sector Rotation ETF | Artificial Intelligence, Machine Learning And Deep Learning Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Artificial Intelligence, Machine Learning and Deep Learning Investment Risk. Companies across a wide variety of industries, primarily in the technology sector, are exploring the possible applications of AI, machine learning and other deep learning technologies. The extent of such technologies’ versatility has not yet been fully explored. Consequently, the Fund’s holdings may include equity securities of operating companies that focus on or have exposure to a wide variety of activities in addition to their AI, machine learning and deep learning activities, and the economic fortunes of such companies may be tied to such other activities. Currently, there are few public companies for which AI, machine learning and deep learning technologies represent an attributable and significant revenue or profit stream, and such technologies may not ultimately have a material effect on the economic returns of companies in which the Fund invests. Companies that do have a focus on such technologies may rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. These companies also tend to engage in significant amounts of spending on research and development, and there is no guarantee that these products or services will be successful. The securities of such companies, especially smaller, start-up companies, also are typically more volatile than those of companies that do not rely heavily on technology.

AlphaDroid Defensive Sector Rotation ETF | Bear Market Bond Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Bear Market Bond Risk. When the Bull/Bear Indicator reflects a “Bear” designation, the Fund will be subject to bond and fixed income risks.
Changes in interest rates generally will cause the value of fixed-income and bond instruments held by Underlying ETFs to vary inversely to such changes. Prices of longer-term fixed-income instruments generally fluctuate more than the prices of shorter-term fixed income instruments as interest rates change. Fixed-income instruments that are fixed-rate are generally more susceptible than floating rate loans to price volatility related to changes in prevailing interest rates. The prices of floating rate fixed-income instruments tend to have less fluctuation in response to changes in interest rates, but will have some fluctuation, particularly when the next interest rate adjustment on such security is further away in time or adjustments are limited in amount over time. Underlying ETFs may invest in short-term securities that, when interest rates decline, affect the ETF’s yield as these securities mature or are sold and the ETF purchases new short-term securities with lower yields. An obligor’s willingness and ability to pay interest or to repay principal due in a timely manner may be affected by, among other factors, its cash flow.
In addition, Underlying ETFs may invest in various fixed income and floating rate securities (such as municipal securities and high-yield (junk) bond securities) that are subject to additional risks. Those risks may be material and the risks differ for each of the types of underlying investments.

AlphaDroid Defensive Sector Rotation ETF | Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, increased potential for market manipulation, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards could impede the Adviser’s ability to evaluate local companies and impact the Fund’s performance.
AlphaDroid Defensive Sector Rotation ETF | Equity Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.
AlphaDroid Defensive Sector Rotation ETF | Fixed Income Securities Risk, Floating Rate Notes Risk Member
Prospectus [Line Items]
Risk [Text Block]	Floating Rate Securities Risk. These securities pay interest at rates that change periodically to reflect changes in market interest rates. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. A decline in interest rates may result in a reduction of income received from floating rate securities held by the Fund and may adversely affect the value of the Fund’s shares. Generally, floating rate securities carry lower yields than fixed notes of the same maturity. The interest rate for a floating rate note resets or adjusts periodically by reference to a benchmark interest rate. The impact of interest rate changes on floating rate investments is typically mitigated by the periodic interest rate reset of the investments. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Floating rate notes generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Benchmark interest rates, such as the SOFR, may not accurately track market interest rates.
AlphaDroid Defensive Sector Rotation ETF | Fixed Income Securities Risk, Income Risk Member
Prospectus [Line Items]
Risk [Text Block]	Income Risk. The Fund’s income may decline if interest rates fall. The risk of decline in income is heightened when fixed income instruments held by the Fund have floating or variable interest rates.
AlphaDroid Defensive Sector Rotation ETF | Fund Of Funds Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fund of Funds Risk. Because it invests primarily in other funds, the Fund’s investment performance largely depends on the investment performance of the selected Underlying ETFs. An investment in the Fund is subject to the risks associated with the ETFs that comprise the Index. At times, certain of the segments of the market represented by constituent ETFs in the Index may be out of favor and underperform other segments. The Fund will indirectly pay a proportional share of the expenses of the Underlying ETFs in which it invests (including operating expenses and management fees), which are identified in the fee schedule above as “Acquired Fund Fees and Expenses.”
AlphaDroid Defensive Sector Rotation ETF | Geopolitical/Natural Disaster Risks Member
Prospectus [Line Items]
Risk [Text Block]	Geopolitical/Natural Disaster Risks. The Fund’s investments are subject to geopolitical and natural disaster risks, such as war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters, epidemics and/or pandemics, which may add to instability in world economies and volatility in markets. The impact may be short-term or may last for extended periods.
AlphaDroid Defensive Sector Rotation ETF | Gold Risk Member
Prospectus [Line Items]
Risk [Text Block]	Gold Risk. The Fund may, from time to time, invest in Underlying ETFs that, in turn, invest primarily in the gold industry. The prices of gold and gold operation companies are affected by the price of gold as well as other prevailing market conditions. These prices may be volatile, fluctuating substantially over short periods of time. In times of stable economic growth, traditional equity and debt investments could offer greater appreciation potential and the price of gold may be adversely affected.
AlphaDroid Defensive Sector Rotation ETF | Market Capitalization Risk, Large-Capitalization Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and, therefore, subject to slower growth during times of economic expansion. Large-capitalization companies also may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
AlphaDroid Defensive Sector Rotation ETF | Monthly Rebalanace Risk Member
Prospectus [Line Items]
Risk [Text Block]	Monthly Rebalance Risk. Because the Index generally changes its exposure based on data only as of the last business day of each month, (i) the Index’s exposure may be affected by significant market movements at or near month end that are not predictive of the market’s performance for the subsequent month and (ii) changes to the Index’s exposure may lag a significant change in the market’s direction (up or down) by as long as a month if such changes first take effect at or near the beginning of a month. Such lags between market performance and changes to the Index’s exposure may result in significant underperformance relative to the broader equity or fixed income market.
AlphaDroid Defensive Sector Rotation ETF | Other Investment Companies And ETPs Risk Member
Prospectus [Line Items]
Risk [Text Block]	Other Investment Companies and ETPs Risk. The risks of investment in other investment companies, including ETFs registered under the 1940 Act, and ETPs registered under the 1933 Act, typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company or ETP, the Fund becomes a shareholder of that investment company or ETP and bears its proportionate share of the fees and expenses of the other investment company or ETP. The Fund will incur higher and duplicative expenses when it invests in other investment companies and ETPs. Investments in ETFs are also subject to the “ETF Risks” described above. The Fund may also invest in investment companies that pursue inverse investment strategies. Such investment companies are very different from most mutual funds or ETFs in that they seek to provide inverse investment results on a daily basis and are intended to be used as short-term trading vehicles. Such funds are not intended to be used by, and are not appropriate for, investors who do not intend to actively manage and monitor their portfolios. Because the ETPs in which the Fund may invest may have a significant portion of their assets exposed directly or indirectly to commodities or commodity-linked securities, developments affecting commodities may have a disproportionate impact on such ETPs and may subject the ETPs to greater volatility than investments in traditional securities. The shares of ETPs are not registered under the 1940 Act, and therefore, do not afford the Fund the investor protections of 1940 Act registered funds.
AlphaDroid Defensive Sector Rotation ETF | Privately Issued Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Privately Issued Securities Risk. The Fund may invest in privately-issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S under the 1933 Act. Privately-issued securities typically may be resold only to qualified institutional buyers, in a privately negotiated transaction, to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund may find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at lesser prices than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s NAV due to the absence of an active trading market. There can be no assurance that a privately-issued security previously deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and its value may decline as a result.
AlphaDroid Defensive Sector Rotation ETF | Quantitative Security Selection Risk Member
Prospectus [Line Items]
Risk [Text Block]	Quantitative Security Selection Risk. The Index relies on a quantitative model that utilizes AI as well as third-party data and information to select Underlying ETFs. To the extent the model does not perform as designed or as intended, the Fund’s strategy may not be successfully implemented, and the Fund may lose value. In addition, if the underlying data used to construct the model is incorrect or incomplete, for reasons such as, but not limited to, market disruptions, accounting practices, regulatory matters, or acts of God, any decisions made in reliance thereon may lead to the inclusion or exclusion of Underlying ETFs that would have been excluded or included had the model or data been correct and complete.
AlphaDroid Defensive Sector Rotation ETF | Rebalance Postponement & Ad Hoc Rebalance Risk Member
Prospectus [Line Items]
Risk [Text Block]	Rebalance Postponement & Ad Hoc Rebalance Risk. Unusual market conditions may cause the Index Provider (defined herein) to postpone a scheduled Index rebalance. A postponement could cause the performance and constituents of the Index, and therefore the Fund, to vary from those expected under normal conditions. Also, the Index Provider may rebalance the Index on an ad hoc basis. The Fund may also rebalance its portfolio to attempt to maintain its tracking of the Index. Any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Therefore, additional ad hoc rebalances may increase the costs to and the tracking error risk of the Fund.
AlphaDroid Defensive Sector Rotation ETF | Special Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Special Tax Risk. The Fund intends to qualify as a “regulated investment company” (“RIC”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. In particular, at least 90% of the Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or foreign currencies and net income derived from interests in qualified publicly traded partnerships (the “Qualifying Income Requirement”). Similar to other ETFs, when the Fund disposes of appreciated property by distributing such appreciated property in-kind pursuant to redemption requests of AP shareholders under Section 852(b)(6) of the Internal Revenue Code of 1986, as amended (the “Code”), the Fund does not expect to recognize any built-in gain in such appreciated property. Accordingly, the Fund expects to treat the gain realized from the disposition of such appreciated property as not factoring into the Qualifying Income Requirement regardless of whether such gain would have generated non-qualifying income in a taxable disposition. The Fund has not received an opinion of counsel or guidance from the Internal Revenue Service (“IRS”) regarding whether Section 852(b)(6) will be available when the Fund distributes such appreciated property in a redemption transaction. If the IRS or a court were to disagree with the Fund’s position as to the applicability of this nonrecognition rule to the Fund’s dispositions, the Fund could be under-distributed with respect to its income or gains and/or potentially fail to satisfy the Qualifying Income Requirement. If the Fund is under-distributed, it could be subject to an excise tax, subject to a corporate level tax, and potentially causing the character of the amounts reported to shareholders to be incorrect. Moreover, if the Fund fails to distribute at least 90% of its investment company taxable income and net tax-exempt income for the taxable year, the Fund would be subject to tax as a regular corporation for the taxable year. Alternatively, the Fund may be required to pay a deficiency dividend (without having received additional cash) and applicable interest, and such dividend would be paid to the then current shareholders of the Fund. In addition, unless the Fund is able to avail itself of a savings provision, a failure of the Qualifying Income Requirement would cause the Fund to fail to qualify as a RIC. If, for any year, the Fund fails to qualify as a RIC, the Fund itself generally would be subject to regular corporate U.S. federal income tax, and distributions received by its shareholders would be subject to further U.S. federal income tax. Failure to comply with the requirements for qualification as a RIC would have significant negative economic consequences to the Fund’s shareholders.
AlphaDroid Defensive Sector Rotation ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
AlphaDroid Defensive Sector Rotation ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.